Registration Nos:         33-59216
                                                                        811-7556

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    / X /

           Pre-Effective Amendment No.                                     /   /

           Post-Effective Amendment No. 21                                 / X /

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            / X /

           Amendment No. 22                                                / X /
                        (Check appropriate box or boxes)

                        LIBERTY VARIABLE INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

                                  617-426-3750
              (Registrant's Telephone Number, including Area Code)

Name and Address of
Agent for Service                                  Copy to

Nancy L. Conlin, Esq.                              John M. Loder, Esq.
Colonial Management Associates, Inc.               Ropes & Gray
One Financial Center                               One International Place
Boston, MA  02111                                  Boston, MA  02110-2624

It is proposed that this filing will become effective (check appropriate box):

/     /         Immediately upon filing pursuant to paragraph (b).

/  X  /         On May 1, 2000 pursuant to paragraph (b).

/     /         60 days after filing pursuant to paragraph (a)(1).

/     /         on (date) pursuant to paragraph (a)(1).

/     /         75 days after filing pursuant to paragraph (a)(2).

/     /         on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/     /         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

An indefinite number of shares of beneficial interest of all existing and subsequently created series of the Trust under the Securities Act of 1933 were registered by the Registration Statement filed on March 18, 1993 under the Securities Act of 1933 pursuant to Rule 24f-2. A Rule 24f-2 Notice with respect to the fiscal year ended December 31, 1996 was filed on or about February 28, 1997.

                        LIBERTY VARIABLE INVESTMENT TRUST



PROSPECTUS DATED MAY 1, 2000



Colonial Growth and Income Fund, Variable Series
Stein Roe Global Utilities Fund, Variable Series
Colonial Small Cap Value Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series
Colonial International Fund for Growth, Variable Series
Newport Tiger Fund, Variable Series
Colonial International Horizons Fund, Variable Series
Colonial Global Equity Fund, Variable Series
Crabbe Huson Real Estate Investment Fund, Variable Series



Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.


                                    * * * *

This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



Not FDIC Insured      May Lose Value
                      No Bank Guarantee

                                TABLE OF CONTENTS



THE TRUST



THE FUNDS.......................................................              4





Each of these sections discusses the following
topics: Investment Goals, Primary Investment Strategies,
Primary Investment Risks and Performance History
Colonial Growth and Income Fund, Variable
Series...........................................................             4
Stein Roe Global Utilities Fund, Variable
Series...........................................................
Colonial Small Cap Value Fund, Variable
Series...........................................................
Colonial U.S. Growth & Income Fund, Variable
Series...........................................................
Colonial Strategic Income Fund, Variable Series..................
Colonial High Yield Securities Fund, Variable Series.............
Liberty All-Star Equity Fund, Variable Series....................
Colonial International Fund for Growth, Variable Series..........
Newport Tiger Fund, Variable Series..............................
Colonial International Horizons Fund, Variable Series............
Colonial Global Equity Fund, Variable Series.....................
Crabbe Huson Real Estate Investment Fund, Variable Series........

TRUST MANAGEMENT ORGANIZATIONS

The Trustees.....................................................
Investment Advisor:  Liberty Advisory Services Corp..............
Investment Sub-Advisors and Portfolio Managers...................
Rule 12b-1 Plan..................................................

OTHER INVESTMENT STRATEGIES AND RISKS

U.S. Government Securities.......................................
Structure Risk...................................................
Zero Coupon Bonds................................................
Convertible Securities...........................................
Derivative Strategies............................................
Temporary Defensive Strategies...................................

FINANCIAL HIGHLIGHTS

SHAREHOLDER INFORMATION

Purchases and Redemptions........................................
How the Funds Calculate Net Asset Value..........................
Dividends and Distributions......................................
Tax Consequences.................................................

                                    THE TRUST


Liberty Variable Investment Trust (Trust) includes twelve separate mutual funds (Funds), each with its own investment goals and strategies. This Prospectus contains information about all of the Funds in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to each Fund. LASC has appointed an investment sub-advisor (Sub-Advisor) for each Fund, and all of the Sub-Advisors are affiliates of LASC. Each Fund has the following Sub-Advisor:



                                    FUND                                                             SUB-ADVISOR

Colonial Growth and Income Fund, Variable Series (Growth & Income Fund)                 Colonial Management Associates, Inc.
Colonial International Fund for Growth, Variable Series (International Fund)            (Colonial)
Colonial U.S. Growth & Income Fund, Variable Series (U.S. Growth & Income Fund)
(formerly Colonial U.S. Stock Fund, Variable Series) Colonial Small Cap Value
Fund, Variable Series (Small Cap Fund) Colonial Strategic Income Fund, Variable
Series (Strategic Income Fund) Colonial High Yield Securities Fund, Variable
Series (High Yield Fund) Colonial International Horizons Fund, Variable Series
(International Horizons Fund) Colonial Global Equity Fund, Variable Series
(Global Equity Fund)

Stein Roe Global Utilities Fund, Variable Series (Global Utilities Fund)                Stein Roe & Farnham Incorporated
                                                                                        (Stein Roe)

Newport Tiger Fund, Variable Series (Tiger Fund)                                        Newport Fund Management, Inc.
                                                                                        (Newport)

Liberty All-Star Equity Fund, Variable Series (All-Star Equity Fund)                    Liberty Asset Management Company (LAMCO)


Crabbe Huson Real Estate Investment Fund, Variable Series (Real Estate Fund)            Crabbe Huson Group, Inc.
                                                                                        (Crabbe Huson)



Other Funds may be added to or deleted from the Trust from time to time.


The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.


The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                   THE FUNDS

                COLONIAL GROWTH AND INCOME FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks primarily income and long-term capital growth and, secondarily, preservation of capital.


PRIMARY INVESTMENT STRATEGIES


The Fund invests in both U.S. and foreign common stocks. In selecting stocks for the Fund, Colonial invests primarily in "value" stocks. Colonial generally selects stocks which, when purchased, fall into one of the following categories:



    1. Companies whose current business activities provide earnings, dividends or assets that represent above average value;


    2. Companies which have a record of consistent earnings growth that may provide above average stability or value in turbulent markets; or

    3. Companies with anticipated business growth prospects that represent above average value.


Colonial assesses whether a company's prospects are "above average." Colonial makes this judgment subjectively, based upon available information.


Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."



PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUNDS  Colonial Growth and Income Fund, Variable Series


PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.



CALENDAR YEAR TOTAL RETURNS

BAR GRAPH
1994      -0.76%
1995      30.03%
1996      17.89%
1997      28.97%
1998      11.13%
1999       5.55%




The Fund's year-to-date total return through March 31, 2000 was -1.59%.



For period shown in bar chart:



Best quarter:  4th quarter 1998, +16.92%



Worst quarter: 3rd quarter 1998, -13.57%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999




                                             INCEPTION                                  LIFE OF THE
                                               DATE          1 YEAR        5 YEARS         FUND
Fund (%)                                      7/1/93          5.55          18.32          14.52
-------------------------------------------------------------------------------------------------
S&P Index (%)                                   N/A           21.03         28.54        22.46(1)
-------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           14.63         21.86        17.74(1)
-------------------------------------------------------------------------------------------------



(1) Performance information is from June 30, 1993.

                STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks current income and long-term growth of capital and income.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in U.S. and foreign securities of utility companies. Stein Roe diversifies the Fund's investments among a number of developed countries and market sectors and will have exposure to at least three countries, including the U.S. In selecting investments for the Fund, Stein Roe looks primarily for stocks of larger utility companies with established records.

Utility companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, or water or other sanitary services. They also include companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but excluding companies primarily engaged in public broadcasting, print media, cable television or the Internet).


Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.



Utility company securities are subject to special risks. These securities are especially affected by changes in interest rates, as well as by general competitive and market forces in the industry. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.






Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUNDS Stein Roe Global Utilities Fund, Variable Series

PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's Utilities Index (S&P Index), an unmanaged index that tracks the performance of domestic utility stocks, and the Morgan Stanley Capital International World Index ND (MSCI Index), an unmanaged index that tracks the performance of global stocks. . Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Utilities Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.



CALENDAR YEAR TOTAL RETURNS

BAR GRAPH

1994      -10.27%
1995       35.15%
1996        6.53%
1997       28.75%
1998       18.33%
1999       28.63%



The Fund's year-to-date total return through March 31, 2000 was +8.05%.



For period shown in bar chart:



Best quarter:  4th quarter 1999, +24.73%



Worst quarter: 1st quarter 1994, -8.91%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999



                                            INCEPTION                                  LIFE OF THE
                                               DATE          1 YEAR        5 YEARS         FUND
Fund (%)                                      7/1/93          28.63         23.06          15.04
----------------------------------------------------------------------------------------------------
MSCI Index (%)                                  N/A           24.93         19.76        16.86(2)
----------------------------------------------------------------------------------------------------
S&P Index (%)                                   N/A           -8.88         13.66         9.11(2)
----------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           15.40         19.64        12.14(2)




(2) Performance information is from June 30, 1993.

                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks long-term growth.


PRIMARY INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests primarily in small capitalization stocks of U.S. companies. These are stocks with market capitalizations of less than the market capitalization of the stock in the Russell 2000 Index that has the largest capitalization at the time of purchase. The remainder of the Fund's assets may be invested in other stocks, or in bonds that are rated or considered by the advisor to be investment-grade. In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses fact-based quantitative analysis supported by fundamental business and financial analysis.



Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.



Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.





Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS Colonial Small Cap Value Fund, Variable Series



PERFORMANCE HISTORY


The bar chart below shows the Fund's performance by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Russell 2000 Index (Russell Index), an unmanaged index that tracks the performance of small-capitalization stocks traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Small Cap-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.



CALENDAR YEAR TOTAL RETURNS


                                  [BAR GRAPH]

                           1999                6.34%



The Fund's year-to-date total return through March 31, 2000 was +1.43%.



For period shown in bar chart:



Best quarter: 2nd quarter 1999, +16.78%



Worst quarter: 1st quarter 1999, -13.27%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999



                                             INCEPTION                   LIFE OF THE
                                               DATE          1 YEAR          FUND
Fund (%)                                      5/19/98         6.34          (4.85)
------------------------------------------------------------------------------------
Russell Index (%)                               N/A           21.26        4.01(3)
------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           37.57       12.97 (3)



(3) Performance information is from April 30, 1998

               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES



INVESTMENT GOALS



The Fund seeks long-term growth and income.


PRIMARY INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests primarily in large capitalization stocks. These are stocks with market capitalizations of greater than $3 billion at the time of purchase. Up to 10% of the Fund's assets may be invested in debt securities.



In selecting debt securities for the Fund, Colonial may invest in:



         -        debt securities that are convertible into common stock;



         - corporate debt securities rated investment-grade by at least two nationally recognized rating organizations (investment grade stocks have a rating of BBB or higher by Standard & Poor's Ratings Services or Baa or higher by Moody's Investors Service, Inc.); and



         -        debt securities issued or guaranteed by the U.S. government.


In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.


Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.



Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS Colonial U.S. Growth & Income Fund. Variable Series

THE FUNDS Colonial U.S. Growth & Income Fund, Variable Series


PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.



CALENDAR YEAR TOTAL RETURNS


                                 [BAR GRAPH]

                    1995                               29.70%
                    1996                               21.84%
                    1997                               32.23%
                    1998                               20.15%
                    1999                               12.00%




The Fund's year-to-date total return through March 31, 2000 was +0.40%.



For period shown in bar chart:



Best quarter:  4th quarter 1998, +21.79%



Worst quarter: 3rd quarter 1998, -14.16%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999




                                             INCEPTION                                 LIFE OF THE
                                               DATE          1 YEAR       5 YEARS         FUND
-------------------------------------------------------------------------------------------------
Fund (%)                                      7/5/94          12.00        22.97          21.64
-------------------------------------------------------------------------------------------------
S&P Index (%)                                   N/A           21.03        28.54        26.73(4)
-------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           14.63        21.86        20.42(4)



(4) Perfomance information is June 30, 1994.

                 COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks as high a level of current income as is consistent with prudent risk and maximizing total return.


PRIMARY INVESTMENT STRATEGIES


The Fund seeks to achieve its investment goals by investing in:


         -        debt securities issued by the U.S. government;

         -        debt securities issued by foreign governments; and


         -        lower-rated corporate debt securities.


Colonial allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.


The Fund pursues its investment goals by investing a portion of its assets in lower-rated corporate debt securities. These securities have the following ratings:



         -        BBB through C by Standard & Poor's Ratings Services;



         -        Baa through D by Moody's Investors Service, Inc.;

         - a comparable rating by another nationally recognized rating service; or

         - the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

The Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.


Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.



Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

THE FUNDS Colonial Strategic Income Fund, Variable Series



Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.



Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.



Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS Colonial Strategic Income Fund, Variable Series


PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Lehman Brothers Government/Corporate Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government agency, Treasury and investment-grade corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper General Bonds - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.



CALENDAR YEAR TOTAL RETURNS


                                 [BAR GRAPH]

                    1995                               18.30%
                    1996                                9.83%
                    1997                                9.11%
                    1998                                6.03%
                    1999                                1.78%



The Fund's year-to-date total return through March 31, 2000 was -0.10%.



For period shown in bar chart:



Best quarter:  1st quarter 1995, +5.62%



Worst quarter: 1st quarter 1997, -1.00%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999




                                           INCEPTION       1 YEAR       5 YEARS      LIFE OF THE
                                               DATE                                       FUND

Fund (%)                                      7/5/94          1.78          8.88          8.26
-----------------------------------------------------------------------------------------------
Lehman Index (%)                                N/A          (2.15)         7.61         7.06(5)
-----------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           0.76          7.84         7.03(5)



(5) Peformance information is from June 30, 1994.

              COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks current income and total return.


PRIMARY INVESTMENT STRATEGIES


The Fund pursues its investment goals by investing primarily in lower-rated corporate debt securities. These securities have the following ratings:



-        BBB through C by Standard & Poor's Ratings Services;



-        Baa through D by Moody's Investors, Service, Inc.;


-        a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

Although the Fund will invest primarily in debt securities, the Fund may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.


Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.



Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS Colonial High Yield Securities Fund, Variable Series






Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.



Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

THE FUNDS Colonial High Yield Securities Fund, Variable Series


PERFORMANCE HISTORY


The bar chart below shows the Fund's performance by illustrating the Fund's calendar year total return. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the CS First Boston Global High Yield Index (CS Index), an unmanaged index that tracks the performance of high yield bond funds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper High Current Yield - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.




CALENDAR YEAR TOTAL RETURNS



                                 [BAR GRAPH]

                    1999                               1.65%




The Fund's year-to-date total return through March 31, 2000 was -1.36%.



For period shown in bar chart:



Best quarter:  1st quarter 1999, +3.11%



Worst quarter: 3rd quarter 1999, -1.90%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999



                                             INCEPTION       1 YEAR        LIFE OF THE
                                               DATE          ------           FUND
                                               ----                           ----
Fund (%)                                      5/19/98         1.65           (0.59)
--------------------------------------------------------------------------------------
CS Index (%)                                    N/A           3.28           0.06(6)
--------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           4.04          (0.28)(6)



(6) Performance information is from April 30, 1998.

                  LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES



INVESTMENT GOALS

The Fund seeks total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.

PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks.


The Fund's sub-advisor, LAMCO, utilizes a multi-manager concept. LAMCO allocates the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus, each of which employs a different investment style. LAMCO attempts to rebalance the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.


In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager for the following reasons:


- Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;



- Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions, but less successful performance under other conditions;



- Consequently, by allocating the Fund's portfolio on an approximately equal basis among Portfolio Managers employing different styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and



- More consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.



The Fund's current Portfolio Managers and investment styles are as follows:


- J. P. Morgan Investment Management Inc. uses a value approach by investing in companies that are diversified across all sectors and that are undervalued relative to the firm's projected growth rates.

- Oppenheimer Capital uses a value approach by investing in companies that exhibit the ability to generate excess cash flow while earning high returns on invested capital.

- Boston Partners Asset Management, L.P. uses a value approach by investing in companies with low price-to-earnings and price-to-book ratios where a catalyst for positive change has been identified.

- Westwood Management Corporation uses a growth approach by investing in growth companies selling at reasonable valuations based on the firm's earnings projections which are not yet reflected in consensus estimates.


- TCW Investment Management Company incorporates secular growth trends and uses a "bottom-up" approach by investing in primarily large-cap companies that have distinct business model advantages.


LAMCO continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:


- Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected;



- A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style; or



-        Adverse changes in its ownership or personnel.

THE FUNDS Liberty All-Star Equity Fund, Variable Series


LAMCO also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes. LAMCO is also the manager of Liberty All-Star Equity Fund, a multi-managed, closed-end fund and Liberty All-Star Growth & Income Fund, a multi-managed open-ended fund. These funds have the same investment objective and investment program as the Fund, and currently have the same Portfolio Managers. LAMCO expects that these funds will make corresponding changes if and when Portfolio Managers are changed in the future.


The Fund will remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements.


Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."



PRIMARY INVESTMENT RISKS



The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.



Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the Portfolio Managers' assessment of a company's prospects is wrong, the price of its stock may not approach the value the Portfolio Managers have placed on it.

THE FUNDS Liberty All-Star Equity Fund, Variable Series

PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Russell 3000 Index (Russell Index), a capitalization weighted total return index which is comprised of 3000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.




CALENDAR YEAR TOTAL RETURNS


[Bar Graph]

1998      18.67%
1999       8.47%



The Fund's year-to-date total return through March 31, 2000 was +5.21%.



For the period shown in bar chart:



Best quarter:  4th quarter 1998, +18.67%



Worst quarter: 3rd quarter 1998, -12.05%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999



                                             INCEPTION       1 YEAR       LIFE OF THE
                                               DATE          ------          FUND
                                               ----                          ----
Fund (%)                                     11/17/97         8.47           13.05
-------------------------------------------------------------------------------------
Russell Index (%)                               N/A          20.90         23.85(7)
-------------------------------------------------------------------------------------
Lipper Average (%)                              N/A          14.63         16.24(7)



(7) Performance information is from October 31, 1997.

             COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES





INVESTMENT GOAL

The Fund seeks long-term capital growth.


PRIMARY INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests primarily in equity securities of companies located outside the United States. The Fund may invest in equity securities located in any foreign country, including emerging market countries. The Fund may invest in companies of any size, including small capitalization stocks. The Fund may also invest in high-quality foreign government debt securities. The Fund generally diversifies its holdings across several different countries and regions.





The Fund may invest up to 10% of its assets in shares of other investment companies. Investing in investment companies may involve payment of duplicate fees because the Fund, as a shareholder, will indirectly pay a portion of the other investment company's expenses.


Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.



Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



As a non-diversified mutual fund, the Fund is allowed to invest or hold greater than 10% of outstanding voting securities of any issuer (more than 5% of its total assets in the securities of a single issuer). This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.



Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these

THE FUNDS Colonial International Fund for Growth, Variable Series

countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

THE FUNDS Colonial International Fund for Growth, Variable Series

PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Morgan Stanley Capital International EAFE Index(MSCI Index), an unmanaged index that tracks the performance of international stocks by market capitalization. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper International-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions.. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.



CALENDAR YEAR TOTAL RETURNS



[Bar Graph]

1995      5.85%
1996      5.61%
1997     -3.27%
1998     12.96%
1999     40.58%



The Fund's year-to-date total return through March 31, 2000 was -1.08%.



For period shown in bar chart:



Best quarter:  4th quarter 1999, +23.31%



Worst quarter: 3rd quarter 1998, -16.04%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999



                                             INCEPTION                                  LIFE OF THE
                                               DATE          1 YEAR        5 YEARS         FUND
                                               ----          ------        -------         ----
Fund (%)                                      5/2/94          40.58         11.42          8.81
---------------------------------------------------------------------------------------------------
MSCI Index (%)                                  N/A           26.96         12.83        11.21(8)
---------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           43.23         17.36        14.16(8)



(8) Performance information is from April 30, 1994.

                       NEWPORT TIGER FUND, VARIABLE SERIES





INVESTMENT GOAL

The Fund seeks long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. In selecting investments for the Fund, Newport typically purchases stocks of quality growth companies.



Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.



Because the Fund's investments are concentrated in the ten Tiger countries of Asia, the Fund is particularly susceptible to regional risks. Events in any one Tiger country may impact the other countries in the Asian region as a whole. As a result events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility.



Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

THE FUNDS Newport Tiger Fund, Variable Series

PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Morgan Stanley Capital International EAFE GDP Index (MSCI Index), a broad-based, unmanaged index that tracks the performance of foreign stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Pacific-Region-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.



CALENDAR YEAR TOTAL RETURNS


[Bar Graph]

1996      11.73%
1997     -31.14%
1998      -6.43%
1999      68.01%



The Fund's year-to-date total return through March 31, 2000 was +1.91%.



For the period shown in bar chart:



Best quarter:  4th quarter 1998, +37.93%



Worst quarter: 2nd quarter 1998, -28.81%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999



                                             INCEPTION                    LIFE OF THE
                                               DATE          1 YEAR           FUND
                                               ----          ------           ----
Fund (%)                                      5/1/95          68.01           7.31

MSCI Index (%)                                  N/A           31.00         15.72(9)

Lipper Average (%)                              N/A           79.74         4.24(9)



(9)      Performance information is from April 30, 1995.

              COLONIAL INTERNATIONAL HORIZONS FUND, VARIABLE SERIES




INVESTMENT GOALS



The Fund seeks long-term growth and preservation of capital purchasing power.




PRIMARY INVESTMENT STRATEGIES



The Fund invests primarily in non-U.S. equity securities which Colonial believes will provide superior long-term growth. Colonial generally selects stocks of companies in industries and markets that it believes will react favorably to inflation in the U.S. economy. Inflation sensitive companies in which the Fund may invest include:



- companies engaged in the development and processing of natural resources, and



-        companies engaged in consumer-oriented businesses.






Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."



PRIMARY INVESTMENT RISKS



The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.






Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.



As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single company (and hold greater than 10% of outstanding voting securities of any issuer). Therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.



Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.




PERFORMANCE HISTORY



Because the Fund has not completed one full calendar year of investment performance, information related to the Fund's performance has not been included in this prospectus.

The Fund's return is compared to the Morgan Stanley Capital International EAFE GDP Index, an unmanaged index that tracks the performance of equity securities of developed countries outside North America. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

                  COLONIAL GLOBAL EQUITY FUND, VARIABLE SERIES
                  --------------------------------------------




INVESTMENT GOAL
--------------------------------------------------------------------------------



The Fund seeks long-term growth by investing primarily in global equity securities.



PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------



Under normal market conditions, the Fund invests primarily in both U.S. and foreign equity securities. The Fund may invest in companies of any size, including small capitalization stocks. The Fund may also invest in high quality U.S. and foreign government debt securities. The Fund generally diversifies its holdings across several different countries and regions.



The Fund may invest up to 10% of its assets in shares of other investment companies. Investing in investment companies may involve payment of duplicate fees because the Fund, as a shareholder, will indirectly pay a portion of the other investment company's expenses.



Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."




PRIMARY INVESTMENT RISKS



The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.





Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.



Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.



Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.




PERFORMANCE HISTORY
--------------------------------------------------------------------------------



Because the Fund has not completed one full calendar year of investment performance, information related to the Fund's performance has not been included in this prospectus.



The Fund's return is compared to the Morgan Stanley Capital International World GDP Index, an unmanaged price index that tracks the performance of global stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

            CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES
            ---------------------------------------------------------



INVESTMENT GOALS
--------------------------------------------------------------------------------



The Fund seeks to provide growth of capital and current income.




PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------



Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry companies. In managing the Fund, the sub-advisor follows a basic value contrarian approach in selecting securities for its portfolio.



The contrarian approach puts primary emphasis on security price, balance sheet and cash flow analysis and on the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business.



REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. The Fund's REIT investments will consist primarily of equity REITs which invest the majority of their assets directly in real estate and derive income primarily from rents.



Other real estate industry companies in which the Fund may invest are companies that derive at least 50% of their revenues or profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.



Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."




PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------



The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.



The Fund may invest in equity real estate investment trusts (REITs). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. REITs are subject to heavy cash flow dependency and default by borrowers. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, and changes in interest rates.



The basic value contrarian approach is based on Crabbe Huson's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value. If Crabbe Huson's assessment of a company's prospects is wrong, the price of its stock may not approach the value Crabbe Huson has placed on it.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------



Because the Fund has not completed one full calendar year of investment performance, information related to the Fund's performance has not been included in this prospectus.



The Fund's return is compared to the NAREIT Equity Index, an unmanaged index that tracks the performance of all equity real estate investment trusts that trade on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

                         TRUST MANAGEMENT ORGANIZATIONS
                         ------------------------------


THE TRUSTEES
--------------------------------------------------------------------------------


The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains names of and biographical information on the Trustees.



INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.
--------------------------------------------------------------------------------


LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Funds. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). LASC has been an investment advisor since 1993. As of March 31, 2000, LASC managed over $853 million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.



For the 1999 fiscal year, the Trust paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:



         Colonial Growth and Income Fund, Variable Series             0.65%
         Stein Roe Global Utilities Fund, Variable Series             0.65%
         Colonial Small Cap Value Fund, Variable Series               0.80% (1)
         Colonial U.S. Growth & Income Fund, Variable Series          0.80%
         Colonial Strategic Income Fund, Variable Series              0.65%
         Colonial High Yield Securities Fund, Variable Series         0.60% (2)
         Liberty All-Star Equity Fund, Variable Series                0.80%
         Colonial International Fund for Growth, Variable Series      0.90%
         Newport Tiger Fund, Variable Series                          0.90%
         Colonial International Horizons Fund, Variable Series        0.95%(3)
         Colonial Global Equity Fund, Variable Series                 0.95%(4)
         Crabbe Huson Real Estate Investment Fund, Variable Series    1.00%(5)




(1) The Small Cap Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.00%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.00%.



(2) The High Yield Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 0.80%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.12%.



(3) The International Horizons Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that the total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.15%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.00%.



(4) The Global Equity Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.15%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.12%.



(5) The Real Estate Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.20%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.00%.

TRUST MANAGEMENT ORGANIZATIONS


INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

COLONIAL


Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the Growth & Income Fund, Small Cap Fund, U.S. Growth & Income Fund, Strategic Income Fund, High Yield Fund, International Fund, International Horizons Fund and Global Equity Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 2000, Colonial managed over $15.7 billion in assets.


LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:


         Colonial Growth and Income Fund, Variable Series               0.45%
         Colonial Small Cap Value Fund, Variable Series                 0.60%
         Colonial U.S. Growth & Income Fund, Variable Series            0.60%
         Colonial Strategic Income Fund, Variable Series                0.45%
         Colonial High Yield Securities Fund, Variable Series           0.40%
         Colonial International Fund for Growth, Variable Series        0.70%
         Colonial International Horizons Fund, Variable Series          0.75%
         Colonial Global Equity Fund, Variable Series                   0.75%



Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.




Scott Schermerhorn, a senior vice president of Colonial, has managed the Growth & Income Fund since November, 1999. Mr. Schermerhorn has managed various other funds at Colonial since October, 1998. From May, 1996 to October, 1998, Mr. Schermerhorn was the head of the value team at Federated Investors, where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund, as well as other institutional accounts. From February, 1990 to May, 1996, Mr. Schermerhorn was a portfolio manager and a member of the growth and income team at J&W Seligman.



James P. Haynie, a senior vice president of Colonial, has co-managed the Small Cap Fund since 1993.



Michael Rega, a vice president of Colonial, has co-managed the Small Cap Fund since 1996. He was an analyst at Colonial from 1993 to 1996.



Mark Stoeckle has managed the U.S. Growth & Income Fund since December, 1996. Mr. Stoeckle is a senior vice president of Colonial. Prior to joining Colonial in October, 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company from January, 1993 to October, 1996.



Carl C. Ericson has managed the Strategic Income Fund since its inception in July, 1994. He also has co-managed the High Yield Fund since January, 1999. Mr. Ericson, a senior vice president of Colonial and director of Colonial's Taxable Fixed Income Group, has managed various other Colonial taxable income funds since 1985.



Scott B. Richards, a senior vice president of Colonial, has co-managed the High Yield Fund since May, 1999. Prior to joining Colonial he was employed with State Street Research & Management Company as a vice president and a portfolio manager from January, 1994 to May, 1999.

TRUST MANAGEMENT ORGANIZATIONS






Charles R. Roberts, a senior vice president of Colonial, has been the lead manager for the International Fund and International Horizons Fund since March, 2000. Mr. Roberts is also a senior vice president of Newport and Newport Pacific Management, Inc. (Newport Pacific), an affiliate of Colonial. Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International (Sit/Kim) since prior to 1994.



Michael Ellis, a senior vice president of Colonial, has co-managed the International Fund and International Horizons Fund since March, 2000. Mr. Ellis is also a senior vice president of Newport and Newport Pacific. Prior to joining Newport and Newport Pacific in December, 1996, he was a vice president at Matthews International Capital Management since September, 1991.



Deborah Snee, a Vice President of Colonial and Europe analyst at Colonial, Stein Roe and Newport, has co-managed the International Fund and International Horizons Fund since March, 2000. Prior to working at Newport, Ms. Snee spent five years at Sit/Kim as an emerging markets analyst.



Ophelia Barsketis, a senior vice president of Colonial, has co-managed the Global Equity Fund since March, 2000. Ms. Barsketis joined Stein Roe, an affiliate of Colonial, in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities, which include managing other Stein Roe and Colonial funds.



Deborah A. Jansen, a senior vice president of Colonial and senior research analyst for global and domestic equities and global economic forecasting for Stein Roe, has co-managed the Global Equity Fund since March, 2000. Ms. Jansen joined Stein Roe in 1987 and served as an associate economist and senior economist before assuming her current responsibilities, which include managing other Stein Roe and Colonial Funds. Ms. Jansen left Stein Roe in January, 1995 and returned to her position as a vice president in March, 1996. From June 5, 1995 through June 30, 1995, Ms. Jansen was a senior equity research analyst for BancOne Investment Advisers Corporation.







Colonial will use Newport's trading facilities when buying or selling foreign securities for the Funds' portfolios. Newport executes all trades under its own procedures.



Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe. Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


STEIN ROE


Stein Roe, an investment advisor since 1932, is the Sub-Advisor of the Global Utilities Fund. Stein Roe's principal address is One South Wacker Drive, Chicago, Illinois 60606. As of March 31, 2000, Stein Roe managed over $20.5 billion in assets.


LASC, out of the management fees it receives from the Trust, pays Stein Roe a sub-advisory fee at the annual rate of 0.45% of the average daily net assets of the Global Utilities Fund.


Ophelia Barsketis, a senior vice president of Stein Roe, has co-managed the Global Utilities Fund since November, 1997.



Deborah A. Jansen, a senior vice president and senior research analyst for global and domestic equities and global economic forecasting for Stein Roe, has co-managed the Global Utilities Fund since November, 1997.

TRUST MANAGEMENT ORGANIZATIONS





Stein Roe will use Newport's trading facilities when buying or selling foreign securities for the Fund's portfolio. Newport executes all trades under its own procedures.



LAMCO AND LAMCO'S PORTFOLIO MANAGERS


LAMCO, an investment advisor since 1985, is the Sub-Advisor of the All-Star Equity Fund. LAMCO's principal address is 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210. As of March 31, 2000, LAMCO managed over $1.8 billion in assets.


LASC, out of the management fees it receives from the Trust, pays LAMCO a sub-advisory fee at the annual rate of 0.60% of the average daily net assets of the All-Star Equity Fund.


LAMCO is a manager of other investment managers which LAMCO recommends to the Board of Trustees for appointment pursuant to portfolio management agreements among the Trust, LAMCO and the Portfolio Managers. The management agreements permit each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.


Out of the management fees it receives from LASC, LAMCO pays each Portfolio Manager a fee at the annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager.

No one individual at LAMCO is responsible for LAMCO's investment management of the All-Star Equity Fund. The following individuals who work for the indicated Portfolio Managers manage a portion of All-Star Equity Fund's assets:

-     Henry D. Cavanna, Managing Director of J.P. Morgan Investment Management,
      Inc.

-     John Lindenthal, Managing Director of Oppenheimer Capital

- Mark Donovan, Chairman, Equity Strategy Committee, of Boston Partners Asset Management, L.P.

- Susan M. Byrne, President and Chief Executive Officer of Westwood Management Corp.


- Glen E. Bickerstaff, Managing Director - U.S. Equities of TCW Investment Management Company



A more complete description of each Portfolio Manager is included in the Statement of Additional Information. The Trust and LAMCO have received an exemptive order from the SEC that permits the All-Star Equity Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to holders of VA contracts and VLI policies within 90 days following the effective date of the change.



NEWPORT


Newport, an investment advisor since 1987, is the Sub-Advisor of the Tiger Fund. Newport's principal address is 580 California Street, Suite 1960, San Francisco, California 94104. As of March 31, 2000, Newport managed over $1.4 billion in assets.


LASC, out of the management fees it receives from the Trust, pays Newport a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of the Tiger Fund.

TRUST MANAGEMENT ORGANIZATIONS


Thomas R. Tuttle and Lynda Couch, president and a managing director, respectively, of Newport, co-manage the Fund. Mr. Tuttle has co-managed other Newport Funds since November, 1995. Mr. Tuttle has been an officer of Newport since 1984. Ms. Couch has managed other Newport Funds since April, 1995. Ms. Couch has been an officer of Newport since 1994.







CRABBE HUSON



Crabbe Huson, an investment advisor since 1980, is the Sub-Advisor of the Real Estate Fund. Crabbe Huson's principal address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204. As of March 31, 2000, Crabbe Huson managed over $267 million in assets.



LASC, out of the management fees it receives from the Trust, pays Crabbe Huson a sub-advisory fee at the annual rate of 0.80% of the average daily net assets of the Real Estate Fund.







Michael B. Stokes has managed the Real Estate Fund since its inception in June, 1999. Mr. Stokes joined Crabbe Huson in August, 1996. Prior to joining Crabbe Huson, he was a financial analyst for Salomon Brothers from July, 1994 to June, 1996.



AFFILIATED BROKER/DEALER

Stein Roe and Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


RULE 12B-1 PLAN



The Trust has adopted a plan for and on behalf of the International Horizons Fund, Global Equity Fund and Real Estate Fund in accordance with Rule 12b-1
(Plan) under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution fees for the sale and distribution of their shares. Under the plan, the Trust pays the distributor a fee of 0.25% of the average daily net assets attributable to the Funds' shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares willcost more than shares that are not subject to a service fee.

                     OTHER INVESTMENT STRATEGIES AND RISKS



The primary investment strategies of each Fund and the associated risks are described above in each Fund's individual description. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goals, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.






U.S. GOVERNMENT SECURITIES


(Strategic Income Fund) The Fund will invest in U.S. government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund has flexibility to vary its allocation among different types of U.S. government securities based upon the Sub-Advisor's judgment of which types of securities will outperform others. In selecting investments for the Fund, the Sub-Advisor considers a security's expected income, together with its potential to rise or fall in price.



STRUCTURE RISK


(Strategic Income Fund, U.S. Growth & Income Fund, High Yield Fund, International Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in a Fund because of its investments in mortgage-backed securities and asset-backed securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.



ZERO COUPON BONDS


(Global Utilities Fund, Strategic Income Fund, High Yield Fund) Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.

OTHER INVESTMENT STRATEGIES AND RISKS



CONVERTIBLE SECURITIES



(U.S. Growth & Income Fund, High Yield Fund) Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stocks at a specified price or conversion ratio. The risk of investing in convertible securities is the value of the underlying securities will fluctuate.




DERIVATIVE STRATEGIES



Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depends on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (e.g., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Fund.








TEMPORARY DEFENSIVE STRATEGIES



With the exception of the All-Star Equity Fund, each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit.



(High Yield Fund) If necessary, the Fund has the ability to invest 100% of its assets in higher-rated securities, if, in Colonial's opinion, economic conditions create a situation where yield spreads narrow between lower- and higher-rated securities.



Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS



The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, (or shorter period if a Fund commenced operations less than five years ago) which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. This information is included in the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the Funds' financial statements, is included in the Funds' annual report. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.



COLONIAL GROWTH AND INCOME FUND, VARIABLE SERIES


                                                                                Years Ended December 31,
                                                          1999            1998            1997            1996           1995
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ($)                 16.39           15.34           13.96           12.60          10.03
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                 0.17            0.20            0.28            0.28           0.29
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains on
  investments                                             0.69            1.50            3.75            1.98           2.72
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          0.86            1.70            4.03            2.26           3.01
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                  (0.15)          (0.18)          (0.27)          (0.28)         (0.25)
-------------------------------------------------------------------------------------------------------------------------------
   In excess of net investment income                       --           (0.00)          (0.01)             --             --
-------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                     (3.85)          (0.47)          (2.37)          (0.62)         (0.19)
-------------------------------------------------------------------------------------------------------------------------------
   In excess of net realized gains                       (0.07)          (0.00)             --              --             --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (4.07)          (0.65)          (2.65)          (0.90)         (0.44)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($) ..                      13.18           16.39           15.34           13.96          12.60
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:
  Total investment return (%) (b)                         5.55           11.13           28.97           17.89          30.03
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000) ($)                      197,523         149,820         106,909          93,247         71,070
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) (c)           0.73            0.76            0.79            0.79           0.81
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
   average net assets (%) (c)                             0.99            1.24            1.77            2.02           2.51
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover ratio (%)                               172              28              60              24             79



(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.


(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES


                                                                                   Years Ended December 31,
                                                             1999            1998           1997           1996           1995
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year ($)                      13.76           11.92          10.70          10.50           8.11
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income (a)                                    0.28            0.24           0.46           0.46           0.46
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains (losses)
    on investments                                            3.63            1.93           2.62           0.23           2.39
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                             3.91            2.17           3.08           0.69           2.85
---------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                     (0.23)          (0.21)         (0.48)         (0.49)         (0.46)
---------------------------------------------------------------------------------------------------------------------------------
    In excess of net investment income                          --           (0.01)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
    Dividends from net realized gains on investments         (0.29)          (0.11)         (1.38)            --             --
---------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                         (0.52)          (0.33)         (1.86)         (0.49)         (0.46)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year ($)                            17.15           13.76          11.92          10.70          10.50
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN:
    Total investment return (%)(b)                           28.63           18.33          28.75           6.53          35.15
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000) ($)                         110,150          71,186         54,603         47,907         51,597
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of  expenses to average net  assets (%)(c)             0.77            0.82           0.83           0.81           0.83
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
    average net assets (%)(c)                                 1.91            1.90           3.96           4.36           4.98
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover ratio (%)                                   52              53             89             14             18



(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.


(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES


                                                      Year Ended      Period Ended
                                                      December 31,     December 31,
                                                          1999           1998***
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period ($)                  8.59            10.00
------------------------------------------------------------------------------------
 Net investment income (a)                                 0.02             0.08
------------------------------------------------------------------------------------
 Net realized and unrealized gains
 (losses) on investments                                   0.52            (1.41)
------------------------------------------------------------------------------------
 Total from investment operations                          0.54            (1.33)
------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                  (0.01)           (0.07)
------------------------------------------------------------------------------------
    In excess of net investment income                       --            (0.01)
------------------------------------------------------------------------------------
 Total distributions                                      (0.01)           (0.08)
------------------------------------------------------------------------------------
 Net asset value, end of year                              9.12             8.59
------------------------------------------------------------------------------------
 TOTAL RETURN
    Total investment return (%)(b)(c)                      6.34           (13.25)**
------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000) ($)                        3,817            1,782
------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%) (d)(e)        1.00             1.00*
------------------------------------------------------------------------------------
 Ratio of net investment income to
    average net assets (%) (d)                             0.23             1.41*
------------------------------------------------------------------------------------
 Portfolio turnover ratio (%)                                74               51**



      *     Annualized.

      **    Not Annualized.

      *** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

      (a) Per share data was calculated using average shares outstanding during the period.

      (b) Total return at net asset value assuming all distributions reinvested.


      (c) Had the manager not waived or reimbursed a portion of expenses, total return would have been reduced.



      (d) The benefits derived from custody credits and directed brokerage arrangements had no impact.



      (e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 3.66% and 4.32% (annualized), respectively.

FINANCIAL HIGHLIGHTS



COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES



                                                                                 Years Ended December 31,
                                                           1999            1998            1997           1996           1995
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year ($)                   18.79           16.29           14.22          12.36          10.27
--------------------------------------------------------------------------------------------------------------------------------
 Net investment income (a)                                 0.14            0.16            0.20           0.19           0.21
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains on investments          2.07            3.12            4.37           2.52           2.84
--------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                          2.21            3.28            4.57           2.71           3.05
--------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                  (0.11)          (0.12)          (0.18)         (0.17)         (0.16)
--------------------------------------------------------------------------------------------------------------------------------
    In excess of net investment income                       --              --           (0.01)            --             --
--------------------------------------------------------------------------------------------------------------------------------
    Dividends from net realized gains on
     investments                                          (1.04)          (0.64)          (2.30)         (0.68)         (0.80)
--------------------------------------------------------------------------------------------------------------------------------
    In excess of net realized gains                          --           (0.02)          (0.01)            --             --
--------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                      (1.15)          (0.78)          (2.50)         (0.85)         (0.96)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year ($)                         19.85           18.79           16.29          14.22          12.36
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN:
    Total investment return (%) (b)                       12.00           20.15           32.23          21.84          29.70(c)
--------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000) ($)                    212,355         146,239          96,715         60,855         43,017
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%) (d)           0.88            0.90            0.94           0.95           1.00(e)
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
    average net assets (%) (d)                             0.69            0.88            1.19           1.39           1.72(c)
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover ratio (%)                               101              64              63             77            115







(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c)   Computed giving effect to Manager's expense limitation undertaking.


(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.07%.

FINANCIAL HIGHLIGHTS


COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES


                                                                            Years Ended December 31,
                                                      1999            1998            1997              1996              1995
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year ($)               11.08           11.15           11.04             10.99              9.79
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (a)                             0.95            0.91            0.90              0.92              0.55
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains (losses)
  on investments and foreign currency transactions    (0.75)          (0.24)           0.11              0.16              1.24
----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                      0.20            0.67            1.01              1.08              1.79
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income              (0.84)          (0.72)          (0.79)            (0.96)            (0.56)
----------------------------------------------------------------------------------------------------------------------------------
    In excess of net investment income                   --           (0.02)          (0.05)               --                --
----------------------------------------------------------------------------------------------------------------------------------
    Dividends from net realized gains                    --              --           (0.05)            (0.07)            (0.03)
----------------------------------------------------------------------------------------------------------------------------------
    In excess of net realized gains                      --              --           (0.01)               --                --
----------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                  (0.84)          (0.74)          (0.90)            (1.03)            (0.59)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year ($)                     10.44           11.08           11.15             11.04             10.99
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN:
     Total investment return (%) (b)                   1.78            6.03            9.11(c)           9.83(c)          18.30(c)
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:

 Net assets, end of year (000) ($)                  170,702         118,985          73,175            53,393            48,334
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%) (e)       0.75            0.78            0.80(d)           0.80(d)           0.84(d)
----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
    average net assets (%) (e)                         8.57            7.92            7.86(c)           8.13(c)           8.08(c)
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover ratio (%)                            35              50              94               114               281






(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c)   Computed giving effect to Manager's expense limitation undertaking.


(d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 0.82%, 0.86% and 0.94%, respectively.



(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES


                                                                 Year Ended         Period Ended
                                                                 December 31,       December 31,
                                                                     1999               1998***
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year ($)                              9.31                10.00
--------------------------------------------------------------------------------------------------
 Net investment income (a)                                           0.88                 0.48
--------------------------------------------------------------------------------------------------
 Net realized and unrealized losses                                 (0.72)               (0.74)
--------------------------------------------------------------------------------------------------
 Total from investment operations                                    0.16                (0.26)
--------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                            (0.62)               (0.43)
--------------------------------------------------------------------------------------------------
    In excess of net investment income                                 --                (0.00)
--------------------------------------------------------------------------------------------------
 Total distributions                                                (0.62)               (0.43)
--------------------------------------------------------------------------------------------------
 Net asset value, end of year ($)                                    8.85                 9.31
--------------------------------------------------------------------------------------------------
 TOTAL RETURN:
    Total investment return (%) (b)(c)                               1.65                (2.57)**
--------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000) ($)                                 15,358                5,915
--------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%) (d)(e)                  0.80                 0.80*
--------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets (%)
 (c)(d)                                                              9.36                 7.93*
--------------------------------------------------------------------------------------------------
 Portfolio turnover ratio (%)                                          16                   23**




*     Annualized.

**    Not Annualized.

*** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c)   Computed giving effect to Manager's expense limitation undertaking.


(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.28% and 1.84% (annualized), respectively.

FINANCIAL HIGHLIGHTS


LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES


                                                               Year Ended December 31,         Period Ended
                                                                                                  December
                                                                                                     31,
                                                                1999              1998              1997***
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year ($)                        11.90             10.07                10.00
----------------------------------------------------------------------------------------------------------------
 Net investment income (a)                                      0.06              0.06                 0.01
----------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains on investments               0.94              1.82                 0.07
----------------------------------------------------------------------------------------------------------------
 Total from investment operations                               1.00              1.88                 0.08
----------------------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                       (0.05)            (0.05)               (0.01)
----------------------------------------------------------------------------------------------------------------
    Dividends form net realized gains on investments           (0.38)               --                   --
----------------------------------------------------------------------------------------------------------------
 Total distributions                                           (0.43)            (0.05)               (0.01)
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of year ($)                              12.47             11.90                10.07
----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN:
    Total investment return (%)(b)                              8.47             18.67(c)              0.80**(c)
----------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000) ($)                            80,095            44,870               22,228
----------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%) (d)                0.95              1.00(e)              1.00*(e)
----------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
    average net assets (%) (d)                                  0.47              0.54(c)              0.83*(c)
----------------------------------------------------------------------------------------------------------------
 Portfolio turnover ratio (%)                                     75                70                    1**



      *     Annualized.

      **    Not Annualized.

      *** For the period from the commencement of operations November 17, 1997 to December 31, 1997.

      (a) Per share data was calculated using average shares outstanding during the period.

      (b) Total return at net asset value assuming all distributions reinvested.

      (c)   Computed giving effect to Manager's expense limitation undertaking.


      (d) The benefits derived from custody credits and directed brokerage arrangements had no impact.



      (e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.04% and 1.45% (annualized), respectively.

FINANCIAL HIGHLIGHTS



COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES



                                                                                Years Ended December 31,
                                                          1999            1998            1997            1996            1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                  2.00            1.78            1.96            1.97            1.88
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                               0.03            0.02            0.02            0.02            0.01
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses) on
     investments                                          0.78            0.21           (0.08)           0.09            0.10
----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                        0.81            0.23           (0.06)           0.11            0.11
----------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                (0.02)          (0.00)          (0.02)             --           (0.02)
----------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                     --           (0.01)          (0.02)             --              --
----------------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains                      --              --           (0.08)          (0.12)             --
----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                    (0.02)          (0.01)          (0.12)          (0.12)          (0.02)
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                        2.79            2.00            1.78            1.96            1.97
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)                     40.58           12.96           (3.27)           5.61            5.85
----------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                   82,071          52,468          30,600          26,593          22,764
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (c)         1.10            1.24            1.34            1.40            1.40
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (c)                           1.14            0.77            0.82            0.84            0.75
----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                              35              28              28             115              40







(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.


(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


NEWPORT TIGER FUND, VARIABLE SERIES


                                                                               Years Ended December 31,              Period Ended
                                                                                                                      December 31,
                                                                    1999         1998        1997         1996           1995***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                            1.57         1.71        2.52         2.28             2.00
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                         0.03         0.03        0.03         0.03             0.01
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses) on investments         1.04        (0.14)      (0.81)        0.24             0.29
----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                  1.07        (0.11)      (0.78)        0.27             0.30
----------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Distributions from net investment income                      (0.02)       (0.03)      (0.02)       (0.02)           (0.01)
----------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                               --           --       (0.01)          --            (0.01)
----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                              (0.02)       (0.03)      (0.03)       (0.03)           (0.02)
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                                  2.62         1.57        1.71         2.52             2.28
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                                68.01        (6.43)     (31.14)       11.73            15.00**
----------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                               46,125       23,655      24,934       34,642           18,977
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%)(c)                    1.21         1.30        1.25         1.27             1.75*
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets (%)(c)       1.65         2.16        1.14         1.20             0.89*
----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                        12           16          27            7               12**



*     Annualized.

**    Not Annualized.

*** For the period from the commencement of operations May 1, 1995 to December 31, 1995.

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


COLONIAL INTERNATIONAL HORIZONS FUND, VARIABLE SERIES



                                                             Period Ended
                                                             December 31,
                                                               1999***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                      10.00
---------------------------------------------------------------------------
  Net investment income (a)                                      0.06
---------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency transactions                                  2.36
---------------------------------------------------------------------------
  Total from investment operations                               2.42
---------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                       (0.05)
---------------------------------------------------------------------------
     In excess of net investment income                         (0.06)
---------------------------------------------------------------------------
  Total distributions                                           (0.11)
---------------------------------------------------------------------------
  Net asset value, end of period ($)                            12.31
---------------------------------------------------------------------------
  TOTAL RETURN
     Total investment return (%)(b)(c)                          24.24**
---------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                           7,707
---------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)             1.40*
---------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                                  0.85*
---------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                      1**





*     Annualized.



**    Not Annualized.



*** For the period from the commencement of operations June 1, 1999 to December 31, 1999.



(a) Per share data was calculated using average shares outstanding during the period.



(b)   Total return at net asset value assuming all distributions reinvested.



(c) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.



(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 2.36% (annualized).

FINANCIAL HIGHLIGHTS



COLONIAL GLOBAL EQUITY FUND, VARIABLE SERIES



                                                           Period Ended
                                                           December 31,
                                                              1999***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                     10.00
---------------------------------------------------------------------------
  Net investment income (a)                                     0.04
---------------------------------------------------------------------------
  Net realized and unrealized losses on investments             1.22
---------------------------------------------------------------------------
  Total from investment operations                              1.26
---------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                      (0.05)
---------------------------------------------------------------------------
  Total distributions                                          (0.05)
---------------------------------------------------------------------------
  Net asset value, end of period ($)                           11.21
---------------------------------------------------------------------------
  TOTAL RETURN
     Total investment return (%)(b)(c)                         12.57**
---------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                          7,284
---------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)            1.40*
---------------------------------------------------------------------------
  Ratio of net investment income to                             0.55*
     average net assets (%) (d)
---------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                     1**




*     Annualized.



**    Not Annualized.



*** For the period from the commencement of operations June 1, 1999 to December 31, 1999.



(a) Per share data was calculated using average shares outstanding during the period.



(b)   Total return at net asset value assuming all distributions reinvested.



(c) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.



(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 2.23% (annualized).

FINANCIAL HIGHLIGHTS



CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES



                                                            Period Ended
                                                            December 31,
                                                              1999***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                     10.00
---------------------------------------------------------------------------
  Net investment income (a)                                     0.31
---------------------------------------------------------------------------
  Net realized and unrealized losses on investments            (1.70)
---------------------------------------------------------------------------
  Total from investment operations                             (1.39)
---------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                      (0.22)
---------------------------------------------------------------------------
     Return of capital                                         (0.05)
---------------------------------------------------------------------------
  Total distributions                                          (0.27)
---------------------------------------------------------------------------
  Net asset value, end of period ($)                            8.34
---------------------------------------------------------------------------
  TOTAL RETURN
     Total investment return (%)(b)(c)                        (13.80)**
---------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                          2,180
---------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)            1.45*
---------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                                 5.90*
---------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                    57**




*     Annualized.



**    Not Annualized.



*** For the period from the commencement of operations June 1, 1999 to December 31, 1999.



(a) Per share data was calculated using average shares outstanding during the period.



(b)   Total return at net asset value assuming all distributions reinvested.



(c) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.



(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 4.25% (annualized).

                             SHAREHOLDER INFORMATION



PURCHASES AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value (NAV) without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.




HOW THE FUNDS CALCULATE NET ASSET VALUE Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).


To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.


A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the NAV of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.



DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.



TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.


In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.



You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling:


Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.


Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.



You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee by electronic request at the e-mail address publicinfo@sec.gov or by writing the:



Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102



Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust :  811-07556


Colonial Growth and Income Fund, Variable Series
Stein Roe Global Utilities Fund, Variable Series
Colonial Small Cap Value Fund, Variable Series Colonial
U.S. Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series
Colonial International Fund for Growth, Variable Series
Newport Tiger Fund, Variable Series
Colonial International Horizons Fund, Variable Series
Colonial Global Equity Fund, Variable Series
Crabbe Huson Real Estate Investment Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST


 PROSPECTUS DATED MAY 1, 2000


Colonial Growth and Income Fund, Variable Series

Stein Roe Global Utilities Fund, Variable Series

Colonial U.S. Growth & Income Fund, Variable Series

Colonial Strategic Income Fund, Variable Series

Liberty All-Star Equity Fund, Variable Series

Colonial International Fund for Growth, Variable Series

Newport Tiger Fund, Variable Series



Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


  ------ -----
     NOT FDIC         MAY LOSE VALUE
     INSURED           ------ -----
  ------ -----      NO BANK GUARANTEE

                                TABLE OF CONTENTS

THE TRUST .............................................................    3

THE FUNDS .............................................................    4

Each of these sections discusses the following
topics: Investment Goals, Primary Investment Strategies,
Primary Investment Risks and Performance History
Colonial Growth and Income Fund, Variable Series ......................    4
Stein Roe Global Utilities Fund, Variable Series ......................    6
Colonial U.S. Growth & Income Fund, Variable Series ...................    8
Colonial Strategic Income Fund, Variable Series........................   10
Liberty All-Star Equity Fund, Variable Series..........................   13
Colonial International Fund for Growth, Variable Series................   16
Newport Tiger Fund, Variable Series....................................   18

TRUST MANAGEMENT ORGANIZATIONS ........................................   20

The Trustees...........................................................   20
Investment Advisor:  Liberty Advisory Services Corp....................   20
Investment Sub-Advisors and Portfolio Managers.........................   20

OTHER INVESTMENT STRATEGIES AND RISKS .................................   23

U.S. Government Securities.............................................   23
Structure Risk.........................................................   23
Zero Coupon Bonds......................................................   23
Convertible Securities.................................................   23
Derivative Strategies..................................................   24
Temporary Defensive Strategies.........................................   24

FINANCIAL HIGHLIGHTS ..................................................   25

SHAREHOLDER INFORMATION ...............................................   32

Purchases and Redemptions..............................................   32
How the Funds Calculate Net Asset Value................................   32
Dividends and Distributions............................................   32
Tax Consequences.......................................................   32

                                    THE TRUST

Liberty Variable Investment Trust (Trust) includes twelve separate mutual funds (Funds), each with its own investment goals and strategies. This Prospectus contains information about seven of the Funds in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to each Fund. LASC has appointed an investment sub-advisor (Sub-Advisor) for each Fund, and all of the Sub-Advisors are affiliates of LASC. Each Fund has the following Sub-Advisor:


                                         FUND                                                             SUB-ADVISOR
                                         ----                                                             --
Colonial Growth and Income Fund, Variable Series (Growth & Income Fund)                 Colonial Management Associates, Inc.
Colonial International Fund for Growth, Variable Series (International Fund)            (Colonial)
Colonial U.S. Growth & Income Fund, Variable Series (U.S. Growth & Income
              Fund) (formerly Colonial U.S. Stock Fund, Variable Series)
Colonial Strategic Income Fund, Variable Series (Strategic Income Fund)

Stein Roe Global Utilities Fund, Variable Series (Global Utilities Fund)                Stein Roe & Farnham Incorporated
                                                                                        (Stein Roe)

Newport Tiger Fund, Variable Series (Tiger Fund)                                        Newport Fund Management, Inc.
                                                                                        (Newport)

Liberty All-Star Equity Fund, Variable Series (All-Star Equity Fund)                    Liberty Asset Management Company (LAMCO)


Other Funds may be added to or deleted from the Trust from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUNDS


                COLONIAL GROWTH AND INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks primarily income and long-term capital growth and, secondarily, preservation of capital.


PRIMARY INVESTMENT STRATEGIES

The Fund invests in both U.S. and foreign common stocks. In selecting stocks for the Fund, Colonial invests primarily in "value" stocks. Colonial generally selects stocks which, when purchased, fall into one of the following categories:

         1. Companies whose current business activities provide earnings, dividends or assets that represent above average value;

         2. Companies which have a record of consistent earnings growth that may provide above average stability or value in turbulent markets; or

         3. Companies with anticipated business growth prospects that represent above average value.

Colonial assesses whether a company's prospects are "above average." Colonial makes this judgment subjectively, based upon available information.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUNDS  Colonial Growth and Income Fund, Variable Series

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]


1994                               -0.76%
1995                               30.03%
1996                               17.89%
1997                               28.97%
1998                               11.13%
1999                                5.55%


The Fund's year-to-date total return through March 31, 2000 was -1.59%%.

For period shown in bar chart:

Best quarter:  4th quarter 1998, +16.92%

Worst quarter: 3rd quarter 1998, -13.57%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999


                            INCEPTION                                  LIFE OF THE
                              DATE          1 YEAR        5 YEARS         FUND
Fund (%)                     7/1/93           5.55         18.32          14.52
S&P Index (%)                  N/A           21.03         28.54          22.46(1)
Lipper Average (%)             N/A           14.63         21.86          17.74(1)


(1) Performance information is from June 30, 1993.

                STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks current income and long-term growth of capital and income.

PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in U.S. and foreign securities of utility companies. Stein Roe diversifies the Fund's investments among a number of developed countries and market sectors and will have exposure to at least three countries, including the U.S. In selecting investments for the Fund, Stein Roe looks primarily for stocks of larger utility companies with established records.

Utility companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, or water or other sanitary services. They also include companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but excluding companies primarily engaged in public broadcasting, print media, cable television or the Internet).

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Utility company securities are subject to special risks. These securities are especially affected by changes in interest rates, as well as by general competitive and market forces in the industry. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUNDS  Stein Roe Global Utilities Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's Utilities Index (S&P Index), an unmanaged index that tracks the performance of domestic utility stocks, and the Morgan Stanley Capital International World Index ND (MSCI Index), an unmanaged index that tracks the performance of global stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Utilities Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]

1994                -10.27%
1995                 35.15%
1996                  6.53%
1997                 28.75%
1998                 18.33%
1999                 28.63%

The Fund's year-to-date total return through March 31, 2000 was +8.05%.

For period shown in bar chart:

Best quarter:  4th quarter 1999, +24.73%

Worst quarter: 1st quarter 1994, -8.91%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                              INCEPTION                                  LIFE OF THE
                                DATE          1 YEAR        5 YEARS         FUND
Fund (%)                       7/1/93          28.63         23.06          15.04

MSCI Index (%)                   N/A           24.93         19.76          16.86(2)

S&P Index (%)                    N/A           -8.88         13.66           9.11(2)

Lipper Average (%)               N/A           15.40         19.64          12.14(2)

(2) Performance information is from June 30, 1993.

               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks long-term growth and income.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in large capitalization stocks. These are stocks with market capitalizations of greater than $3 billion at the time of purchase. Up to 10% of the Fund's assets may be invested in debt securities.

In selecting debt securities for the Fund, Colonial may invest in:

         -        debt securities that are convertible into common stock;

         - corporate debt securities rated investment-grade by at least two nationally recognized rating organizations (investment grade stocks have a rating of BBB or higher by Standard & Poor's Ratings Services or Baa or higher by Moody's Investors Service, Inc.); and

         -        debt securities issued or guaranteed by the U.S. government.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS Colonial U.s. Growth & Income Fund, Variable Series

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]

1995                     29.70%
1996                     21.84%
1997                     32.23%
1998                     20.15%
1999                     12.00%

The Fund's year-to-date total return through March 31, 2000 was +0.40%.

For period shown in bar chart:

Best quarter:  4th quarter 1998, +21.79%

Worst quarter: 3rd quarter 1998, -14.16%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999


                           INCEPTION                                 LIFE OF THE
                             DATE          1 YEAR       5 YEARS         FUND
Fund (%)                    7/5/94          12.00        22.97          21.64
S&P Index (%)                 N/A           21.03        28.54          26.73(3)
Lipper Average (%)            N/A           14.63        21.86          20.42(3)

(3) Performance information is from June 30, 1994.

                 COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks as high a level of current income as is consistent with prudent risk and maximizing total return.


PRIMARY INVESTMENT STRATEGIES

The Fund seeks to achieve its investment goals by investing in:

         -        debt securities issued by the U.S. government;

         -        debt securities issued by foreign governments; and

         -        lower-rated corporate debt securities.

Colonial allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goals by investing a portion of its assets in lower-rated corporate debt securities. These securities have the following ratings:

         -        BBB through C by Standard & Poor's Ratings Services;

         -        Baa through D by Moody's Investors Service, Inc.;

         - a comparable rating by another nationally recognized rating service; or

         - the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

The Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

THE FUNDS  Colonial Strategic Income Fund, Variable Series

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS  Colonial Strategic Income Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Lehman Brothers Government/Corporate Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government agency, Treasury and investment-grade corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper General Bonds - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]

1995                     18.30%
1996                      9.83%
1997                      9.11%
1998                      6.03%
1999                      1.78%

The Fund's year-to-date total return through March 31, 2000 was -0.10%.

For period shown in bar chart:

Best quarter:  1st quarter 1995, +5.62%

Worst quarter: 1st quarter 1997, -1.00%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION       1 YEAR       5 YEARS      LIFE OF THE
                                               DATE                                       FUND

Fund (%)                                      7/5/94          1.78          8.88          8.26
Lehman Index (%)                                N/A          (2.15)         7.61          7.06(4)
Lipper Average (%)                              N/A           0.76          7.84          7.03(4)

(4) Performance information is from June 30, 1994.

                  LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks.

The Fund's sub-advisor, LAMCO, utilizes a multi-manager concept. LAMCO allocates the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus, each of which employs a different investment style. LAMCO attempts to rebalance the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager for the following reasons:

         - Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;

         - Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions, but less successful performance under other conditions;

         - Consequently, by allocating the Fund's portfolio on an approximately equal basis among Portfolio Managers employing different styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and

         - More consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.

The Fund's current Portfolio Managers and investment styles are as follows:

         - J. P. Morgan Investment Management Inc. uses a value approach by investing in companies that are diversified across all sectors and that are undervalued relative to the firm's projected growth rates.

         - Oppenheimer Capital uses a value approach by investing in companies that exhibit the ability to generate excess cash flow while earning high returns on invested capital.

         - Boston Partners Asset Management, L.P. uses a value approach by investing in companies with low price-to-earnings and price-to-book ratios where a catalyst for positive change has been identified.

         - Westwood Management Corporation uses a growth approach by investing in growth companies selling at reasonable valuations based on the firm's earnings projections which are not yet reflected in consensus estimates.

         - TCW Investment Management Company incorporates secular growth trends and uses a "bottom-up" approach by investing in primarily large-cap companies that have distinct business model advantages.

LAMCO continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

         - Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected;

         - A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style; or

         -        Adverse changes in its ownership or personnel.

THE FUNDS  Liberty All-Star Equity Fund, Variable Series


LAMCO also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes. LAMCO is also the manager of Liberty All-Star Equity Fund, a multi-managed, closed-end fund and Liberty All-Star Growth & Income Fund, a multi-managed open-ended fund. These funds have the same investment objective and investment program as the Fund, and currently have the same Portfolio Managers. LAMCO expects that these funds will make corresponding changes if and when Portfolio Managers are changed in the future.

The Fund will remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the Portfolio Managers' assessment of a company's prospects is wrong, the price of its stock may not approach the value the Portfolio Managers have placed on it.

THE FUNDS  Liberty All-Star Equity Fund, Variable Series

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Russell 3000 Index (Russell Index), a capitalization weighted total return index which is comprised of 3000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]

1998                     18.67%
1999                      8.47%

The Fund's year-to-date total return through March 31, 2000 was +5.21%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +18.67%

Worst quarter: 3rd quarter 1998, -12.05%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                        INCEPTION       1 YEAR       LIFE OF THE
                          DATE                          FUND
Fund (%)                11/17/97          8.47          13.05
Russell Index (%)          N/A           20.90          23.85(5)
Lipper Average (%)         N/A           14.63          16.24(5)

(5) Performance information is from October 31, 1997.

             COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks long-term capital growth.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in equity securities of companies located outside the United States. The Fund may invest in equity securities located in any foreign country, including emerging market countries. The Fund may invest in companies of any size, including small capitalization stocks. The Fund may also invest in high-quality foreign government debt securities. The Fund generally diversifies its holdings across several different countries and regions.

The Fund may invest up to 10% of its assets in shares of other investment companies. Investing in investment companies may involve payment of duplicate fees because the Fund, as a shareholder, will indirectly pay a portion of the other investment company's expenses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

As a non-diversified mutual fund, the Fund is allowed to invest or hold greater than 10% of outstanding voting securities of any issuer (more than 5% of its total assets in the securities of a single issuer). This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

THE FUNDS  Colonial International Fund for Growth, Variable Series

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Morgan Stanley Capital International EAFE Index (MSCI Index), an unmanaged index that tracks the performance of international stocks by market capitalization. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper International-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]

1995                5.85%
1996                5.61%
1997               -3.27%
1998               12.96%
1999               40.58%

The Fund's year-to-date total return through March 31, 2000 was -1.08%.

For period shown in bar chart:

Best quarter:  4th quarter 1999, +23.31%

Worst quarter: 3rd quarter 1998, -16.04%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                      INCEPTION                                  LIFE OF THE
                        DATE          1 YEAR        5 YEARS         FUND
Fund (%)               5/2/94          40.58         11.42          8.81

MSCI Index (%)           N/A           26.96         12.83         11.21(6)

Lipper Average (%)       N/A           43.23         17.36         14.16(6)

(6) Performance information is from April 30, 1994.

                       NEWPORT TIGER FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. In selecting investments for the Fund, Newport typically purchases stocks of quality growth companies.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Because the Fund's investments are concentrated in the ten Tiger countries of Asia, the Fund is particularly susceptible to regional risks. Events in any one Tiger country may impact the other countries in the Asian region as a whole. As a result events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Morgan Stanley Capital International EAFE GDP Index (MSCI Index), a broad-based, unmanaged index that tracks the performance of foreign stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Pacific-Region-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]

1996           11.73%
1997          -31.14%
1998           -6.43%
1999           68.01%

The Fund's year-to-date total return through March 31, 2000 was +1.91%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +37.93%

Worst quarter: 2nd quarter 1998, -28.81%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                    LIFE OF THE
                                               DATE          1 YEAR           FUND
Fund (%)                                      5/1/95          68.01           7.31

MSCI Index (%)                                  N/A           31.00         15.72(7)

Lipper Average (%)                              N/A           79.74          4.24(7)

(7) Performance information is from April 30, 1995.

                         TRUST MANAGEMENT ORGANIZATIONS


THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Funds. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). LASC has been an investment advisor since 1993. As of March 31, 2000, LASC managed over $853 million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 1999 fiscal year, the Trust paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:

        Colonial Growth and Income Fund, Variable Series               0.65%
        Stein Roe Global Utilities Fund, Variable Series               0.65%
        Colonial U.S. Growth & Income Fund, Variable Series            0.80%
        Colonial Strategic Income Fund, Variable Series                0.65%
        Liberty All-Star Equity Fund, Variable Series                  0.80%
        Colonial International Fund for Growth, Variable Series        0.90%
        Newport Tiger Fund, Variable Series                            0.90%


INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS

The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

COLONIAL

Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the Growth & Income Fund, U.S. Growth & Income Fund, Strategic Income Fund and International Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 2000, Colonial managed over $15.7 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:

        Colonial Growth and Income Fund, Variable Series              0.45%
        Colonial U.S. Growth & Income Fund, Variable Series           0.60%
        Colonial Strategic Income Fund, Variable Series               0.45%
        Colonial International Fund for Growth, Variable Series       0.70%

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

Scott Schermerhorn, a senior vice president of Colonial, has managed the Growth & Income Fund since November, 1999. Mr. Schermerhorn has managed various other funds at Colonial since October, 1998. From May, 1996 to October, 1998, Mr. Schermerhorn was the head of the value team at Federated Investors, where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund, as well as other institutional accounts. From February, 1990 to May, 1996, Mr. Schermerhorn was a portfolio manager and a member of the growth and income team at J&W Seligman.

TRUST MANAGEMENT ORGANIZATIONS

Mark Stoeckle has managed the U.S. Growth & Income Fund since December, 1996. Mr. Stoeckle is a senior vice president of Colonial. Prior to joining Colonial in October, 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company from January, 1993 to October, 1996.

Carl C. Ericson has managed the Strategic Income Fund since its inception in July, 1994. Mr. Ericson, a senior vice president of Colonial and director of Colonial's Taxable Fixed Income Group, has managed various other Colonial taxable income funds since 1985.

Charles R. Roberts, a senior vice president of Colonial, has been the lead manager for the International Fund since March, 2000. Mr. Roberts is also a senior vice president of Newport and Newport Pacific Management, Inc. (Newport Pacific), an affiliate of Colonial. Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International (Sit/Kim) since prior to 1994.

Michael Ellis, a senior vice president of Colonial, has co-managed the International Fund since March, 2000. Mr. Ellis is also a senior vice president of Newport and Newport Pacific. Prior to joining Newport and Newport Pacific in December, 1996, he was a vice president at Matthews International Capital Management since September, 1991.

Deborah Snee, a Vice President of Colonial and Europe analyst at Colonial, Stein Roe and Newport, has co-managed the International Fund since March, 2000. Prior to working at Newport, Ms. Snee spent five years at Sit/Kim as an emerging markets analyst.

Colonial will use Newport's trading facilities when buying or selling foreign securities for the Funds' portfolios. Newport executes all trades under its own procedures.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe. Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


STEIN ROE

Stein Roe, an investment advisor since 1932, is the Sub-Advisor of the Global Utilities Fund. Stein Roe's principal address is One South Wacker Drive, Chicago, Illinois 60606. As of March 31, 2000, Stein Roe managed over $20.5 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Stein Roe a sub-advisory fee at the annual rate of 0.45% of the average daily net assets of the Global Utilities Fund.

Ophelia Barsketis, a senior vice president of Stein Roe, has co-managed the Global Utilities Fund since November, 1997. Ms. Barsketis joined Stein Roe in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities, which include managing other Stein Roe funds.

Deborah A. Jansen, a senior vice president and senior research analyst for global and domestic equities and global economic forecasting for Stein Roe, has co-managed the Global Utilities Fund since November, 1997. Ms. Jansen joined Stein Roe in 1987 and served as an associate economist and senior economist before assuming her current responsibilities, which include managing other Stein Roe. Ms. Jansen left Stein Roe in January, 1995 and returned to her position as a vice president in March, 1996. From June 5, 1995 through June 30, 1995, Ms. Jansen was a senior equity research analyst for BancOne Investment Advisers Corporation.

Stein Roe will use Newport's trading facilities when buying or selling foreign securities for the Fund's portfolio. Newport executes all trades under its own procedures.

TRUST MANAGEMENT ORGANIZATIONS

LAMCO AND LAMCO'S PORTFOLIO MANAGERS

LAMCO, an investment advisor since 1985, is the Sub-Advisor of the All-Star Equity Fund. LAMCO's principal address is 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210. As of March 31, 2000, LAMCO managed over $1.8 billion in assets.

LASC, out of the management fees it receives from the Trust, pays LAMCO a sub-advisory fee at the annual rate of 0.60% of the average daily net assets of the All-Star Equity Fund.

LAMCO is a manager of other investment managers which LAMCO recommends to the Board of Trustees for appointment pursuant to portfolio management agreements among the Trust, LAMCO and the Portfolio Managers. The management agreements permit each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.

Out of the management fees it receives from LASC, LAMCO pays each Portfolio Manager a fee at the annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager.

No one individual at LAMCO is responsible for LAMCO's investment management of the All-Star Equity Fund. The following individuals who work for the indicated Portfolio Managers manage a portion of All-Star Equity Fund's assets:

-        Henry D. Cavanna, Managing Director of J.P. Morgan Investment
         Management, Inc.

-        John Lindenthal, Managing Director of Oppenheimer Capital

- Mark Donovan, Chairman, Equity Strategy Committee, of Boston Partners Asset Management, L.P.

- Susan M. Byrne, President and Chief Executive Officer of Westwood Management Corp.

- Glen E. Bickerstaff, Managing Director - U.S. Equities of TCW Investment Management Company

A more complete description of each Portfolio Manager is included in the Statement of Additional Information. The Trust and LAMCO have received an exemptive order from the SEC that permits the All-Star Equity Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to holders of VA contracts and VLI policies within 90 days following the effective date of the change.


NEWPORT

Newport, an investment advisor since 1987, is the Sub-Advisor of the Tiger Fund. Newport's principal address is 580 California Street, Suite 1960, San Francisco, California 94104. As of March 31, 2000, Newport managed over $1.4 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Newport a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of the Tiger Fund.

Thomas R. Tuttle and Lynda Couch, president and a managing director, respectively, of Newport, co-manage the Fund. Mr. Tuttle has co-managed other Newport Funds since November, 1995. Mr. Tuttle has been an officer of Newport since 1984. Ms. Couch has managed other Newport Funds since April, 1995. Ms. Couch has been an officer of Newport since 1994.


AFFILIATED BROKER/DEALER

Stein Roe and Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

                     OTHER INVESTMENT STRATEGIES AND RISKS

The primary investment strategies of each Fund and the associated risks are described above in each Fund's individual description. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goals, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.


U.S. GOVERNMENT SECURITIES

(Strategic Income Fund) The Fund will invest in U.S. government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund has flexibility to vary its allocation among different types of U.S. government securities based upon the Sub-Advisor's judgment of which types of securities will outperform others. In selecting investments for the Fund, the Sub-Advisor considers a security's expected income, together with its potential to rise or fall in price.


STRUCTURE RISK

(Strategic Income Fund, U.S. Growth & Income Fund, International Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in a Fund because of its investments in mortgage-backed securities and asset-backed securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.


ZERO COUPON BONDS

(Global Utilities Fund, Strategic Income Fund) Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.


CONVERTIBLE SECURITIES

(U.S. Growth & Income Fund) Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stocks at a specified price or conversion ratio. The risk of investing in convertible securities is the value of the underlying securities will fluctuate.

OTHER INVESTMENT STRATEGIES AND RISKS

DERIVATIVE STRATEGIES

Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depends on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (e.g., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Fund.

TEMPORARY DEFENSIVE STRATEGIES

With the exception of the All-Star Equity Fund, each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit.

Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, (or shorter period if a Fund commenced operations less than five years ago) which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. This information is included in the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the Funds' financial statements, is included in the Funds' annual report. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.


COLONIAL GROWTH AND INCOME FUND, VARIABLE SERIES

                                                                          Years Ended December 31,
                                                      1999            1998         1997         1996          1995
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period ($)             16.39            15.34        13.96         12.60        10.03

 Net investment income (a)                             0.17             0.20         0.28          0.28         0.29

 Net realized and unrealized gains  on
    investments                                        0.69             1.50         3.75          1.98         2.72

 Total from investment operations                      0.86             1.70         4.03          2.26         3.01

 Less distributions:
    Dividends from net investment income              (0.15)           (0.18)       (0.27)        (0.28)       (0.25)

    In excess of net investment income                 --              (0.00)       (0.01)         --           --

    Dividends from net realized gains                 (3.85)           (0.47)       (2.37)        (0.62)       (0.19)

    In excess of net realized gains                   (0.07)           (0.00)        --            --           --

 Total distributions                                  (4.07)           (0.65)       (2.65)        (0.90)       (0.44)

Net asset value, end of year ($)                      13.18            16.39        15.34         13.96        12.60

 TOTAL RETURN:
   Total investment return (%) (b)                     5.55            11.13        28.97         17.89        30.03

 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000) ($)                  197,523          149,820      106,909        93,247       71,070

 Ratio of expenses to average net assets (%) (c)       0.73             0.76         0.79          0.79         0.81

 Ratio of net investment income to
    average net assets (%) (c)                         0.99             1.24         1.77          2.02         2.51

 Portfolio turnover ratio (%)                           172               28           60            24           79



(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS

STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES

                                                                            Years Ended December 31,
                                                               1999         1998      1997        1996         1995
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ($)                        13.76        11.92     10.70       10.50         8.11

Net investment income (a)                                      0.28         0.24      0.46        0.46         0.46

Net realized and unrealized gains (losses)
   on investments                                              3.63         1.93      2.62        0.23         2.39

Total from investment operations                               3.91         2.17      3.08        0.69         2.85

Less distributions:
   Dividends from net investment income                       (0.23)       (0.21)    (0.48)      (0.49)       (0.46)

   In excess of net investment income                          --          (0.01)     --          --           --

   Dividends from net realized gains on investments           (0.29)       (0.11)    (1.38)       --           --

Total distributions                                           (0.52)       (0.33)    (1.86)      (0.49)       (0.46)

Net asset value, end of year ($)                              17.15        13.76     11.92       10.70        10.50

TOTAL RETURN:
   Total investment return (%)(b)                             28.63        18.33     28.75        6.53        35.15

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000) ($)                           110,150       71,186    54,603      47,907       51,597

Ratio of  expenses to average net assets (%)(c)                0.77         0.82      0.83        0.81         0.83


Ratio of net investment income to
   average net assets (%)(c)                                   1.91         1.90      3.96        4.36         4.98

Portfolio turnover ratio (%)                                     52           53        89          14           18


(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS

COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

                                                                              Years Ended December 31,
                                                          1999           1998           1997          1996          1995
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ($)                   18.79          16.29          14.22         12.36         10.27

Net investment income (a)                                 0.14           0.16           0.20          0.19          0.21
Net realized and unrealized gains on investments          2.07           3.12           4.37          2.52          2.84

Total from investment operations                          2.21           3.28           4.57          2.71          3.05

Less distributions:
   Dividends from net investment income                  (0.11)         (0.12)         (0.18)        (0.17)        (0.16)

   In excess of net investment income                     --             --            (0.01)         --            --

   Dividends from net realized gains on                  (1.04)         (0.64)         (2.30)        (0.68)        (0.80)
   investments

   In excess of net realized gains                        --            (0.02)         (0.01)         --            --

Total distributions                                      (1.15)         (0.78)         (2.50)        (0.85)        (0.96)

Net asset value, end of year ($)                         19.85          18.79          16.29         14.22         12.36

TOTAL RETURN:
   Total investment return (%) (b)                       12.00          20.15          32.23         21.84         29.70(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) ($)                    212,355        146,239         96,715        60,855        43,017


Ratio of expenses to average net assets (%) (d)           0.88           0.90           0.94          0.95          1.00(e)

Ratio of net investment income to
   average net assets (%) (d)                             0.69           0.88           1.19          1.39          1.72(c)

Portfolio turnover ratio (%)                               101             64             63            77           115



     (a) Per share data was calculated using average shares outstanding during the period.

     (b)  Total return at net asset value assuming all distributions reinvested.

     (c)  Computed giving effect to Manager's expense limitation undertaking.

     (d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

     (e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.07%.

FINANCIAL HIGHLIGHTS

COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

                                                                            Years Ended December 31,
                                                             1999      1998       1997         1996         1995
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of year ($)                      11.08     11.15      11.04        10.99         9.79
Net investment income (a)                                    0.95      0.91       0.90         0.92         0.55

Net realized and unrealized gains (losses)
   on investments and foreign currency transactions         (0.75)    (0.24)      0.11         0.16         1.24

Total from investment operations                             0.20      0.67       1.01         1.08         1.79

Less distributions:
   Dividends from net investment income                     (0.84)    (0.72)     (0.79)       (0.96)       (0.56)

   In excess of net investment income                        --       (0.02)     (0.05)        --           --

   Dividends from net realized gains                         --        --        (0.05)       (0.07)       (0.03)

   In excess of net realized gains                           --        --        (0.01)        --           --

Total distributions                                         (0.84)    (0.74)     (0.90)       (1.03)       (0.59)

Net asset value, end of year ($)                            10.44     11.08      11.15        11.04        10.99

TOTAL RETURN:
   Total investment return (%) (b)                           1.78      6.03       9.11(c)      9.83(c)     18.30(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000) ($)                         170,702   118,985     73,175       53,393       48,334

Ratio of expenses to average net assets (%) (e)              0.75      0.78       0.80(d)      0.80(d)      0.84(d)

Ratio of net investment income to
   average net assets (%) (e)                                8.57      7.92       7.86(c)      8.13(c)      8.08(c)

Portfolio turnover ratio (%)                                   35        50         94          114          281



     (a) Per share data was calculated using average shares outstanding during the period.

     (b)  Total return at net asset value assuming all distributions reinvested.

     (c)  Computed giving effect to Manager's expense limitation undertaking.

     (d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 0.82%, 0.86% and 0.94%, respectively.

     (e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS

LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES

                                                               Year Ended December 31,  Period Ended
                                                                                         December 31,
                                                            1999          1998             1997***
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ($)                     11.90         10.07            10.00

Net investment income (a)                                   0.06          0.06             0.01

Net realized and unrealized gains on investments            0.94          1.82             0.07

Total from investment operations                            1.00          1.88             0.08

Less distributions:
   Dividends from net investment income                    (0.05)        (0.05)           (0.01)

   Dividends form net realized gains on investments        (0.38)         --               --

Total distributions                                        (0.43)        (0.05)           (0.01)

Net asset value, end of year ($)                           12.47         11.90            10.07

TOTAL RETURN:
   Total investment return (%)(b)                           8.47         18.67(c)          0.80**(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000) ($)                         80,095        44,870           22,228

Ratio of expenses to average net assets (%) (d)             0.95          1.00(e)          1.00*(e)

Ratio of net investment income to
   average net assets (%) (d)                               0.47          0.54(c)          0.83*(c)

Portfolio turnover ratio (%)                                  75            70                1**


     *    Annualized.

     **   Not Annualized.

     *** For the period from the commencement of operations November 17, 1997 to December 31, 1997.

     (a) Per share data was calculated using average shares outstanding during the period.

     (b)  Total return at net asset value assuming all distributions reinvested.

     (c)  Computed giving effect to Manager's expense limitation undertaking.

     (d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

     (e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.04% and 1.45% (annualized), respectively.

FINANCIAL HIGHLIGHTS

COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES

                                                                             Years Ended December 31,
                                                        1999          1998          1997          1996          1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                2.00          1.78          1.96          1.97          1.88

  Net investment income (a)                             0.03          0.02          0.02          0.02          0.01


  Net realized and unrealized gains (losses) on
     investments                                        0.78          0.21         (0.08)         0.09          0.10

  Total from investment operations                      0.81          0.23         (0.06)         0.11          0.11

  Less distributions:
     Dividends from net investment income              (0.02)        (0.00)        (0.02)         --           (0.02)

     In excess of net investment income                 --           (0.01)        (0.02)         --            --

     Dividends from net realized gains                  --            --           (0.08)        (0.12)         --

  Total distributions                                  (0.02)        (0.01)        (0.12)        (0.12)        (0.02)

  Net asset value, end of year ($)                      2.79          2.00          1.78          1.96          1.97

  TOTAL RETURN:
     Total investment return (%) (b)                   40.58         12.96         (3.27)         5.61          5.85

  RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000) ($)                 82,071        52,468        30,600        26,593        22,764


  Ratio of expenses to average net assets (%) (c)       1.10          1.24          1.34          1.40          1.40


  Ratio of net investment income to
     average net assets (%) (c)                         1.14          0.77          0.82          0.84          0.75


  Portfolio turnover ratio (%)                            35            28            28           115            40

     (a) Per share data was calculated using average shares outstanding during the period.

     (b)  Total return at net asset value assuming all distributions reinvested.

     (c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS

NEWPORT TIGER FUND, VARIABLE SERIES

                                                                          Years Ended December 31,                     Period Ended
                                                                                                                       December 31,
                                                                    1999          1998          1997          1996        1995***
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ($)                              1.57          1.71          2.52          2.28         2.00


Net investment income (a)                                           0.03          0.03          0.03          0.03         0.01


Net realized and unrealized gains (losses) on investments           1.04         (0.14)        (0.81)         0.24         0.29

Total from investment operations                                    1.07         (0.11)        (0.78)         0.27         0.30

Less distributions:
   Distributions from net investment income                        (0.02)        (0.03)        (0.02)        (0.02)       (0.01)

   In excess of net investment income                               --            --           (0.01)         --          (0.01)
Total distributions                                                (0.02)        (0.03)        (0.03)        (0.03)       (0.02)

Net asset value, end of year ($)                                    2.62          1.57          1.71          2.52         2.28

TOTAL RETURN:
   Total investment return (%)(b)                                  68.01         (6.43)       (31.14)        11.73        15.00**

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000) ($)                                 46,125        23,655        24,934        34,642       18,977

Ratio of expenses to average net assets (%)(c)                      1.21          1.30          1.25          1.27         1.75*

Ratio of net investment income to average net assets (%)(c)         1.65          2.16          1.14          1.20         0.89*

Portfolio turnover ratio (%)                                          12            16            27             7           12**

     *    Annualized.

     **   Not Annualized.

     *** For the period from the commencement of operations May 1, 1995 to December 31, 1995.

     (a) Per share data was calculated using average shares outstanding during the period.

     (b)  Total return at net asset value assuming all distributions reinvested.

     (c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                             SHAREHOLDER INFORMATION


PURCHASES AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value (NAV) without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUNDS CALCULATE NET ASSET VALUE Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the NAV of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION

You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust :  811-07556

Colonial Growth and Income Fund, Variable Series

Stein Roe Global Utilities Fund, Variable Series

Colonial U.S. Growth & Income Fund, Variable Series

Colonial Strategic Income Fund, Variable Series

Liberty All-Star Equity Fund, Variable Series

Colonial International Fund for Growth, Variable Series

Newport Tiger Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS DATED MAY 1, 2000


Stein Roe Global Utilities Fund, Variable Series

Colonial Small Cap Value Fund, Variable Series

Colonial U.S. Growth & Income Fund, Variable Series

Colonial Strategic Income Fund, Variable Series

Colonial High Yield Securities Fund, Variable Series

Liberty All-Star Equity Fund, Variable Series

Newport Tiger Fund, Variable Series

Colonial International Horizons Fund, Variable Series

Colonial Global Equity Fund, Variable Series

Crabbe Huson Real Estate Investment Fund, Variable Series



Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

  ------ -----
     NOT FDIC         MAY LOSE VALUE
     INSURED        -------------------
  ------ -----       NO BANK GUARANTEE

                                TABLE OF CONTENTS



THE TRUST ...............................................     3

THE FUNDS ...............................................     4

Each of these sections discusses the following
topics: Investment Goals, Primary Investment Strategies, Primary Investment Risks and Performance History
Stein Roe Global Utilities Fund, Variable Series ........     4
Colonial Small Cap Value Fund, Variable Series ..........     6
Colonial U.S. Growth & Income Fund, Variable Series .....     8
Colonial Strategic Income Fund, Variable Series .........    10
Colonial High Yield Securities Fund, Variable Series ....    13
Liberty All-Star Equity Fund, Variable Series ...........    16
Newport Tiger Fund, Variable Series .....................    19
Colonial International Horizons Fund, Variable Series ...    21
Colonial Global Equity Fund, Variable Series ............    22
Crabbe Huson Real Estate Investment Fund, Variable Series    23

TRUST MANAGEMENT ORGANIZATIONS ..........................    24

The Trustees ............................................    24
Investment Advisor:  Liberty Advisory Services Corp. ....    24
Investment Sub-Advisors and Portfolio Managers ..........    25
Rule 12b-1 Plan .........................................    27

OTHER INVESTMENT STRATEGIES AND RISKS ...................    28

U.S. Government Securities ..............................    28
Structure Risk ..........................................    28
Zero Coupon Bonds .......................................    28
Convertible Securities ..................................    28
Derivative Strategies ...................................    29
Temporary Defensive Strategies ..........................    29

FINANCIAL HIGHLIGHTS ....................................    30

SHAREHOLDER INFORMATION .................................    40

Purchases and Redemptions ...............................    40
How the Funds Calculate Net Asset Value .................    40
Dividends and Distributions .............................    40
Tax Consequences ........................................    40

                                    THE TRUST

Liberty Variable Investment Trust (Trust) includes twelve separate mutual funds (Funds), each with its own investment goals and strategies. This Prospectus contains information about ten of the Funds in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to each Fund. LASC has appointed an investment sub-advisor (Sub-Advisor) for each Fund, and all of the Sub-Advisors are affiliates of LASC. Each Fund has the following Sub-Advisor:



                       FUND                                                             SUB-ADVISOR
                       ----                                                             -----------
Colonial Small Cap Value Fund, Variable Series (Small Cap Fund)                         Colonial Management Associates, Inc.
Colonial U.S. Growth & Income Fund, Variable Series (U.S. Growth & Income               (Colonial)
              Fund) (formerly Colonial U.S. Stock Fund, Variable Series)
Colonial Strategic Income Fund, Variable Series (Strategic Income Fund) Colonial
High Yield Securities Fund, Variable Series (High Yield Fund) Colonial
International Horizons Fund, Variable Series (International Horizons Fund)
Colonial Global Equity Fund, Variable Series (Global Equity Fund)

Stein Roe Global Utilities Fund, Variable Series (Global Utilities Fund)                Stein Roe & Farnham Incorporated
                                                                                        (Stein Roe)

Newport Tiger Fund, Variable Series (Tiger Fund)                                        Newport Fund Management, Inc.
                                                                                        (Newport)

Liberty All-Star Equity Fund, Variable Series (All-Star Equity Fund)                    Liberty Asset Management Company (LAMCO)


Crabbe Huson Real Estate Investment Fund, Variable Series (Real Estate Fund)            Crabbe Huson Group, Inc.
                                                                                        (Crabbe Huson)

Other Funds may be added to or deleted from the Trust from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUNDS


                STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks current income and long-term growth of capital and income.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in U.S. and foreign securities of utility companies. Stein Roe diversifies the Fund's investments among a number of developed countries and market sectors and will have exposure to at least three countries, including the U.S. In selecting investments for the Fund, Stein Roe looks primarily for stocks of larger utility companies with established records.

Utility companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, or water or other sanitary services. They also include companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but excluding companies primarily engaged in public broadcasting, print media, cable television or the Internet).

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Utility company securities are subject to special risks. These securities are especially affected by changes in interest rates, as well as by general competitive and market forces in the industry. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUNDS  Stein Roe Global Utilities Fund, Variable Series

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's Utilities Index (S&P Index), an unmanaged index that tracks the performance of domestic utility stocks, and the Morgan Stanley Capital International World Index ND (MSCI Index), an unmanaged index that tracks the performance of global stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Utilities Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]

1994                     -10.27%
1995                      35.15%
1996                       6.53%
1997                      28.75%
1998                      18.33%
1999                      28.63%



The Fund's year-to-date total return through March 31, 2000 was +8.05%.

For period shown in bar chart:

Best quarter:  4th quarter 1999, +24.73%

Worst quarter: 1st quarter 1994, -8.91%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                       INCEPTION                                  LIFE OF THE
                         DATE          1 YEAR        5 YEARS         FUND
Fund (%)                7/1/93          28.63         23.06          15.04
--------------------------------------------------------------------------
MSCI Index (%)            N/A           24.93         19.76          16.86(1)
--------------------------------------------------------------------------
S&P Index (%)             N/A           -8.88         13.66           9.11(1)
--------------------------------------------------------------------------
Lipper Average (%)        N/A           15.40         19.64          12.14(1)

(1)  Performance information is from June 30, 1993.

                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks long-term growth.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in small capitalization stocks of U.S. companies. These are stocks with market capitalizations of less than the market capitalization of the stock in the Russell 2000 Index that has the largest capitalization at the time of purchase. The remainder of the Fund's assets may be invested in other stocks, or in bonds that are rated or considered by the advisor to be investment-grade. In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses fact-based quantitative analysis supported by fundamental business and financial analysis.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS  Colonial Small Cap Value Fund, Variable Series

PERFORMANCE HISTORY

The bar chart below shows the Fund's performance by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Russell 2000 Index (Russell Index), an unmanaged index that tracks the performance of small-capitalization stocks traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Small Cap-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]

1999                     6.34%

The Fund's year-to-date total return through March 31, 2000 was +1.43%.

For period shown in bar chart:

Best quarter: 2nd quarter 1999, +16.78%

Worst quarter: 1st quarter 1999, -13.27%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                   LIFE OF THE
                                               DATE          1 YEAR          FUND
Fund (%)                                      5/19/98         6.34          (4.85)
---------------------------------------------------------------------------------
Russell Index (%)                               N/A           21.26          4.01(2)
 --------------------------------------------------------------------------------
Lipper Average (%)                              N/A           37.57         12.97 (2)

(2)  Performance information is from April 30, 1998.

               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks long-term growth and income.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in large capitalization stocks. These are stocks with market capitalizations of greater than $3 billion at the time of purchase. Up to 10% of the Fund's assets may be invested in debt securities.

In selecting debt securities for the Fund, Colonial may invest in:

     -    debt securities that are convertible into common stock;

     - corporate debt securities rated investment-grade by at least two nationally recognized rating organizations (investment grade stocks have a rating of BBB or higher by Standard & Poor's Ratings Services or Baa or higher by Moody's Investors Service, Inc.); and

     -    debt securities issued or guaranteed by the U.S. government.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS  Colonial U.S. Growth & Income Fund, Variable Series

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]

1995           29.70%
1996           21.84%
1997           32.23%
1998           20.15%
1999           12.00%

The Fund's year-to-date total return through March 31, 2000 was +0.40%.

For period shown in bar chart:

Best quarter:  4th quarter 1998, +21.79%

Worst quarter: 3rd quarter 1998, -14.16%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                            INCEPTION                                 LIFE OF THE
                              DATE          1 YEAR       5 YEARS         FUND
Fund (%)                     7/5/94          12.00        22.97          21.64
------------------------------------------------------------------------------
S&P Index (%)                  N/A           21.03        28.54          26.73(3)
------------------------------------------------------------------------------
Lipper Average (%)             N/A           14.63        21.86          20.42(3)

(3) Performance information is from June 30, 1994.

                 COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks as high a level of current income as is consistent with prudent risk and maximizing total return.


PRIMARY INVESTMENT STRATEGIES

The Fund seeks to achieve its investment goals by investing in:

     -    debt securities issued by the U.S. government;

     -    debt securities issued by foreign governments; and

     -    lower-rated corporate debt securities.

Colonial allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goals by investing a portion of its assets in lower-rated corporate debt securities. These securities have the following ratings:

     -    BBB through C by Standard & Poor's Ratings Services;

     -    Baa through D by Moody's Investors Service, Inc.;

     -    a comparable rating by another nationally recognized rating service;
          or

     - the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

The Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

THE FUNDS  Colonial Strategic Income Fund, Variable Series

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS  Colonial Strategic Income Fund, Variable Series

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Lehman Brothers Government/Corporate Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government agency, Treasury and investment-grade corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper General Bonds - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]


1995           18.30%
1996            9.83%
1997            9.11%
1998            6.03%
1999            1.78%


The Fund's year-to-date total return through March 31, 2000 was -0.10%.

For period shown in bar chart:

Best quarter:  1st quarter 1995, +5.62%

Worst quarter: 1st quarter 1997, -1.00%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                            INCEPTION       1 YEAR       5 YEARS      LIFE OF THE
                              DATE                                       FUND
Fund (%)                     7/5/94          1.78          8.88          8.26
-----------------------------------------------------------------------------
Lehman Index (%)               N/A          (2.15)         7.61          7.06(4)
-----------------------------------------------------------------------------
Lipper Average (%)             N/A           0.76          7.84          7.03(4)

(4) Performance information is from June 30, 1994.

              COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks current income and total return.


PRIMARY INVESTMENT STRATEGIES

The Fund pursues its investment goals by investing primarily in lower-rated corporate debt securities. These securities have the following ratings:

     -    BBB through C by Standard & Poor's Ratings Services;

     -    Baa through D by Moody's Investors, Service, Inc.;

     -    a comparable rating by another nationally recognized rating service;
          or

     - the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

Although the Fund will invest primarily in debt securities, the Fund may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS  Colonial High Yield Securities Fund, Variable Series

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

THE FUNDS  Colonial High Yield Securities Fund, Variable Series

PERFORMANCE HISTORY

The bar chart below shows the Fund's performance by illustrating the Fund's calendar year total return. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the CS First Boston Global High Yield Index (CS Index), an unmanaged index that tracks the performance of high yield bond funds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper High Current Yield - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]

1999           1.65%

The Fund's year-to-date total return through March 31, 2000 was -1.36%.

For period shown in bar chart:

Best quarter:  1st quarter 1999, +3.11%

Worst quarter: 3rd quarter 1999, -1.90%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                      INCEPTION       1 YEAR        LIFE OF THE
                                        DATE                           FUND
Fund (%)                               5/19/98         1.65           (0.59)
---------------------------------------------------------------------------
CS Index (%)                             N/A           3.28            0.06(5)
---------------------------------------------------------------------------
Lipper Average (%)                       N/A           4.04           (0.28)(5)


(5) Performance information is from April 30, 1998.

                  LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks.

The Fund's sub-advisor, LAMCO, utilizes a multi-manager concept. LAMCO allocates the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus, each of which employs a different investment style. LAMCO attempts to rebalance the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager for the following reasons:

     - Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;

     - Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions, but less successful performance under other conditions;

     - Consequently, by allocating the Fund's portfolio on an approximately equal basis among Portfolio Managers employing different styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and

     - More consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.

The Fund's current Portfolio Managers and investment styles are as follows:

     - J. P. Morgan Investment Management Inc. uses a value approach by investing in companies that are diversified across all sectors and that are undervalued relative to the firm's projected growth rates.

     - Oppenheimer Capital uses a value approach by investing in companies that exhibit the ability to generate excess cash flow while earning high returns on invested capital.

     - Boston Partners Asset Management, L.P. uses a value approach by investing in companies with low price-to-earnings and price-to-book ratios where a catalyst for positive change has been identified.

     - Westwood Management Corporation uses a growth approach by investing in growth companies selling at reasonable valuations based on the firm's earnings projections which are not yet reflected in consensus estimates.

     - TCW Investment Management Company incorporates secular growth trends and uses a "bottom-up" approach by investing in primarily large-cap companies that have distinct business model advantages.

LAMCO continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

     - Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected;

     - A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style; or

     -    Adverse changes in its ownership or personnel.

THE FUNDS  Liberty All-Star Equity Fund, Variable Series


LAMCO also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes. LAMCO is also the manager of Liberty All-Star Equity Fund, a multi-managed, closed-end fund and Liberty All-Star Growth & Income Fund, a multi-managed open-ended fund. These funds have the same investment objective and investment program as the Fund, and currently have the same Portfolio Managers. LAMCO expects that these funds will make corresponding changes if and when Portfolio Managers are changed in the future.

The Fund will remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the Portfolio Managers' assessment of a company's prospects is wrong, the price of its stock may not approach the value the Portfolio Managers have placed on it.

THE FUNDS  Liberty All-Star Equity Fund, Variable Series

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Russell 3000 Index (Russell Index), a capitalization weighted total return index which is comprised of 3000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]

1998           18.67%
1999            8.47%


The Fund's year-to-date total return through March 31, 2000 was +5.21%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +18.67%

Worst quarter: 3rd quarter 1998, -12.05%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                 INCEPTION       1 YEAR       LIFE OF THE
                                   DATE                          FUND
Fund (%)                         11/17/97         8.47          13.05
--------------------------------------------------------------------
Russell Index (%)                   N/A          20.90          23.85(6)
--------------------------------------------------------------------
Lipper Average (%)                  N/A          14.63          16.24(6)

(6) Performance information is from October 31, 1997.

                       NEWPORT TIGER FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. In selecting investments for the Fund, Newport typically purchases stocks of quality growth companies.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Because the Fund's investments are concentrated in the ten Tiger countries of Asia, the Fund is particularly susceptible to regional risks. Events in any one Tiger country may impact the other countries in the Asian region as a whole. As a result events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

THE FUNDS  Newport Tiger Fund, Variable Series

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Morgan Stanley Capital International EAFE GDP Index (MSCI Index), a broad-based, unmanaged index that tracks the performance of foreign stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Pacific-Region-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]

1996                11.73%
1997               -31.14%
1998                -6.43%
1999                68.01%


The Fund's year-to-date total return through March 31, 2000 was +1.91%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +37.93%

Worst quarter: 2nd quarter 1998, -28.81%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                    INCEPTION                    LIFE OF THE
                                      DATE          1 YEAR           FUND
Fund (%)                             5/1/95          68.01           7.31
-------------------------------------------------------------------------
MSCI Index (%)                         N/A           31.00          15.72(7)
------------------------------------------------------------------------
Lipper Average (%)                     N/A           79.74           4.24(7)

(7) Performance information is from April 30, 1995.

              COLONIAL INTERNATIONAL HORIZONS FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks long-term growth and preservation of capital purchasing power.


PRIMARY INVESTMENT STRATEGIES

The Fund invests primarily in non-U.S. equity securities which Colonial believes will provide superior long-term growth. Colonial generally selects stocks of companies in industries and markets that it believes will react favorably to inflation in the U.S. economy. Inflation sensitive companies in which the Fund may invest include:

     - companies engaged in the development and processing of natural resources, and

     -    companies engaged in consumer-oriented businesses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single company (and hold greater than 10% of outstanding voting securities of any issuer). Therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


PERFORMANCE HISTORY

Because the Fund has not completed one full calendar year of investment performance, information related to the Fund's performance has not been included in this prospectus.

The Fund's return is compared to the Morgan Stanley Capital International EAFE GDP Index, an unmanaged index that tracks the performance of equity securities of developed countries outside North America. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

                  COLONIAL GLOBAL EQUITY FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks long-term growth by investing primarily in global equity securities.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in both U.S. and foreign equity securities. The Fund may invest in companies of any size, including small capitalization stocks. The Fund may also invest in high quality U.S. and foreign government debt securities. The Fund generally diversifies its holdings across several different countries and regions.

The Fund may invest up to 10% of its assets in shares of other investment companies. Investing in investment companies may involve payment of duplicate fees because the Fund, as a shareholder, will indirectly pay a portion of the other investment company's expenses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


PERFORMANCE HISTORY

Because the Fund has not completed one full calendar year of investment performance, information related to the Fund's performance has not been included in this prospectus.

The Fund's return is compared to the Morgan Stanley Capital International World GDP Index, an unmanaged price index that tracks the performance of global stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

            CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks to provide growth of capital and current income.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry companies. In managing the Fund, the sub-advisor follows a basic value contrarian approach in selecting securities for its portfolio.

The contrarian approach puts primary emphasis on security price, balance sheet and cash flow analysis and on the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. The Fund's REIT investments will consist primarily of equity REITs which invest the majority of their assets directly in real estate and derive income primarily from rents.

Other real estate industry companies in which the Fund may invest are companies that derive at least 50% of their revenues or profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

The Fund may invest in equity real estate investment trusts (REITs). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. REITs are subject to heavy cash flow dependency and default by borrowers. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, and changes in interest rates.

The basic value contrarian approach is based on Crabbe Huson's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value. If Crabbe Huson's assessment of a company's prospects is wrong, the price of its stock may not approach the value Crabbe Huson has placed on it.


PERFORMANCE HISTORY

Because the Fund has not completed one full calendar year of investment performance, information related to the Fund's performance has not been included in this prospectus.

The Fund's return is compared to the NAREIT Equity Index, an unmanaged index that tracks the performance of all equity real estate investment trusts that trade on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

                         TRUST MANAGEMENT ORGANIZATIONS


THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Funds. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). LASC has been an investment advisor since 1993. As of March 31, 2000, LASC managed over $853 million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 1999 fiscal year, the Trust paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:

     Stein Roe Global Utilities Fund, Variable Series                0.65%

     Colonial Small Cap Value Fund, Variable Series                  0.80%(1)

     Colonial U.S. Growth & Income Fund, Variable Series             0.80%

     Colonial Strategic Income Fund, Variable Series                 0.65%

     Colonial High Yield Securities Fund, Variable Series            0.60%(2)

     Liberty All-Star Equity Fund, Variable Series                   0.80%

     Newport Tiger Fund, Variable Series                             0.90%

     Colonial International Horizons Fund, Variable Series           0.95%(3)

     Colonial Global Equity Fund, Variable Series                    0.95%(4)

     Crabbe Huson Real Estate Investment Fund, Variable Series       1.00%(5)

(1) The Small Cap Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.00%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.00%.

(2) The High Yield Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 0.80%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.12%.

(3) The International Horizons Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that the total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.15%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.00%.

(4) The Global Equity Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.15%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.12%.

(5) The Real Estate Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.20%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.00%.

TRUST MANAGEMENT ORGANIZATIONS

INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS

The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

COLONIAL

Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the Small Cap Fund, U.S. Growth & Income Fund, Strategic Income Fund, High Yield Fund, International Horizons Fund and Global Equity Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 2000, Colonial managed over $15.7 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:

             Colonial Small Cap Value Fund, Variable Series                     0.60%
             Colonial U.S. Growth & Income Fund, Variable Series                0.60%
             Colonial Strategic Income Fund, Variable Series                    0.45%
             Colonial High Yield Securities Fund, Variable Series               0.40%
             Colonial International Horizons Fund, Variable Series              0.75%
             Colonial Global Equity Fund, Variable Series                       0.75%

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

James P. Haynie, a senior vice president of Colonial, has co-managed the Small Cap Fund since 1993.

Michael Rega, a vice president of Colonial, has co-managed the Small Cap Fund since 1996. He was an analyst at Colonial from 1993 to 1996.

Mark Stoeckle has managed the U.S. Growth & Income Fund since December, 1996. Mr. Stoeckle is a senior vice president of Colonial. Prior to joining Colonial in October, 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company from January, 1993 to October, 1996.

Carl C. Ericson has managed the Strategic Income Fund since its inception in July, 1994. He also has co-managed the High Yield Fund since January, 1999. Mr. Ericson, a senior vice president of Colonial and director of Colonial's Taxable Fixed Income Group, has managed various other Colonial taxable income funds since 1985.

Scott B. Richards, a senior vice president of Colonial, has co-managed the High Yield Fund since May, 1999. Prior to joining Colonial he was employed with State Street Research & Management Company as a vice president and a portfolio manager from January, 1994 to May, 1999.

Charles R. Roberts, a senior vice president of Colonial, has been the lead manager for the International Horizons Fund since March, 2000. Mr. Roberts is also a senior vice president of Newport and Newport Pacific Management, Inc. (Newport Pacific), an affiliate of Colonial. Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International (Sit/Kim) since prior to 1994.

Michael Ellis, a senior vice president of Colonial, has co-managed the International Horizons Fund since March, 2000. Mr. Ellis is also a senior vice president of Newport and Newport Pacific. Prior to joining Newport and Newport Pacific in December, 1996, he was a vice president at Matthews International Capital Management since September, 1991.

Deborah Snee, a Vice President of Colonial and Europe analyst at Colonial, Stein Roe and Newport, has co-managed International Horizons Fund since March, 2000. Prior to working at Newport, Ms. Snee spent five years at Sit/Kim as an emerging markets analyst.

TRUST MANAGEMENT ORGANIZATIONS

Ophelia Barsketis, a senior vice president of Colonial, has co-managed the Global Equity Fund since March, 2000. Ms. Barsketis joined Stein Roe, an affiliate of Colonial, in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities, which include managing other Stein Roe and Colonial funds.

Deborah A. Jansen, a senior vice president of Colonial and senior research analyst for global and domestic equities and global economic forecasting for Stein Roe, has co-managed the Global Equity Fund since March, 2000. Ms. Jansen joined Stein Roe in 1987 and served as an associate economist and senior economist before assuming her current responsibilities, which include managing other Stein Roe and Colonial Funds. Ms. Jansen left Stein Roe in January, 1995 and returned to her position as a vice president in March, 1996. From June 5, 1995 through June 30, 1995, Ms. Jansen was a senior equity research analyst for BancOne Investment Advisers Corporation.

Colonial will use Newport's trading facilities when buying or selling foreign securities for the Funds' portfolios. Newport executes all trades under its own procedures.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe. Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


STEIN ROE

Stein Roe, an investment advisor since 1932, is the Sub-Advisor of the Global Utilities Fund. Stein Roe's principal address is One South Wacker Drive, Chicago, Illinois 60606. As of March 31, 2000, Stein Roe managed over $20.5 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Stein Roe a sub-advisory fee at the annual rate of 0.45% of the average daily net assets of the Global Utilities Fund.

Ophelia Barsketis, a senior vice president of Stein Roe, has co-managed the Global Utilities Fund since November, 1997.

Deborah A. Jansen, a senior vice president and senior research analyst for global and domestic equities and global economic forecasting for Stein Roe, has co-managed the Global Utilities Fund since November, 1997.

Stein Roe will use Newport's trading facilities when buying or selling foreign securities for the Fund's portfolio. Newport executes all trades under its own procedures.

LAMCO AND LAMCO'S PORTFOLIO MANAGERS

LAMCO, an investment advisor since 1985, is the Sub-Advisor of the All-Star Equity Fund. LAMCO's principal address is 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210. As of March 31, 2000, LAMCO managed over $1.8 billion in assets.

LASC, out of the management fees it receives from the Trust, pays LAMCO a sub-advisory fee at the annual rate of 0.60% of the average daily net assets of the All-Star Equity Fund.

LAMCO is a manager of other investment managers which LAMCO recommends to the Board of Trustees for appointment pursuant to portfolio management agreements among the Trust, LAMCO and the Portfolio Managers. The management agreements permit each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.

Out of the management fees it receives from LASC, LAMCO pays each Portfolio Manager a fee at the annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager.

TRUST MANAGEMENT ORGANIZATIONS

No one individual at LAMCO is responsible for LAMCO's investment management of the All-Star Equity Fund. The following individuals who work for the indicated Portfolio Managers manage a portion of All-Star Equity Fund's assets:

-    Henry D. Cavanna, Managing Director of J.P. Morgan Investment Management,
     Inc.

-    John Lindenthal, Managing Director of Oppenheimer Capital

- Mark Donovan, Chairman, Equity Strategy Committee, of Boston Partners Asset Management, L.P.

- Susan M. Byrne, President and Chief Executive Officer of Westwood Management Corp.

- Glen E. Bickerstaff, Managing Director - U.S. Equities of TCW Investment Management Company

A more complete description of each Portfolio Manager is included in the Statement of Additional Information. The Trust and LAMCO have received an exemptive order from the SEC that permits the All-Star Equity Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to holders of VA contracts and VLI policies within 90 days following the effective date of the change.


NEWPORT

Newport, an investment advisor since 1987, is the Sub-Advisor of the Tiger Fund. Newport's principal address is 580 California Street, Suite 1960, San Francisco, California 94104. As of March 31, 2000, Newport managed over $1.4 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Newport a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of the Tiger Fund.

Thomas R. Tuttle and Lynda Couch, president and a managing director, respectively, of Newport, co-manage the Fund. Mr. Tuttle has co-managed other Newport Funds since November, 1995. Mr. Tuttle has been an officer of Newport since 1984. Ms. Couch has managed other Newport Funds since April, 1995. Ms. Couch has been an officer of Newport since 1994.


CRABBE HUSON

Crabbe Huson, an investment advisor since 1980, is the Sub-Advisor of the Real Estate Fund. Crabbe Huson's principal address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204. As of March 31, 2000, Crabbe Huson managed over $267 million in assets.

LASC, out of the management fees it receives from the Trust, pays Crabbe Huson a sub-advisory fee at the annual rate of 0.80% of the average daily net assets of the Real Estate Fund.

Michael B. Stokes has managed the Real Estate Fund since its inception in June, 1999. Mr. Stokes joined Crabbe Huson in August, 1996. Prior to joining Crabbe Huson, he was a financial analyst for Salomon Brothers from July, 1994 to June, 1996.

AFFILIATED BROKER/DEALER

Stein Roe and Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


RULE 12b-1 PLAN

The Trust has adopted a plan for and on behalf of the International Horizons Fund, Global Equity Fund and Real Estate Fund in accordance with Rule 12b-1
(Plan) under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution fees for the sale and distribution of their shares. Under the plan, the Trust pays the distributor a fee of 0.25% of the average daily net assets attributable to the Funds' shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares will cost more than shares that are not subject to a service fee.

                     OTHER INVESTMENT STRATEGIES AND RISKS

The primary investment strategies of each Fund and the associated risks are described above in each Fund's individual description. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goals, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.


U.S. GOVERNMENT SECURITIES

(Strategic Income Fund) The Fund will invest in U.S. government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund has flexibility to vary its allocation among different types of U.S. government securities based upon the Sub-Advisor's judgment of which types of securities will outperform others. In selecting investments for the Fund, the Sub-Advisor considers a security's expected income, together with its potential to rise or fall in price.


STRUCTURE RISK

(Strategic Income Fund, U.S. Growth & Income Fund, High Yield Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in a Fund because of its investments in mortgage-backed securities and asset-backed securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.


ZERO COUPON BONDS

(Global Utilities Fund, Strategic Income Fund, High Yield Fund) Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.


CONVERTIBLE SECURITIES

(U.S. Growth & Income Fund, High Yield Fund) Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stocks at a specified price or conversion ratio. The risk of investing in convertible securities is the value of the underlying securities will fluctuate.

OTHER INVESTMENT STRATEGIES AND RISKS

DERIVATIVE STRATEGIES

Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depends on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (e.g., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Fund.

TEMPORARY DEFENSIVE STRATEGIES

With the exception of the All-Star Equity Fund, each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit.

(High Yield Fund) If necessary, the Fund has the ability to invest 100% of its assets in higher-rated securities, if, in Colonial's opinion, economic conditions create a situation where yield spreads narrow between lower- and higher-rated securities.

Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, (or shorter period if a Fund commenced operations less than five years ago) which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. This information is included in the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the Funds' financial statements, is included in the Funds' annual report. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.




STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES

                                                                            Years Ended December 31,

                                                           1999        1998        1997          1996          1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                  13.76        11.92       10.70        10.50          8.11

  Net investment income (a)                                0.28        0.24        0.46          0.46          0.46

  Net realized and unrealized gains (losses)
     on investments                                        3.63        1.93        2.62          0.23          2.39

  Total from investment operations                         3.91        2.17        3.08          0.69          2.85

  Less distributions:
     Dividends from net investment income                 (0.23)      (0.21)      (0.48)        (0.49)        (0.46)

     In excess of net investment income                    ---        (0.01)        ---          ---            ---

     Dividends from net realized gains on investments     (0.29)      (0.11)      (1.38)         ---            ---

  Total distributions                                     (0.52)      (0.33)      (1.86)        (0.49)        (0.46)

  Net asset value, end of year ($)                        17.15        13.76       11.92        10.70          10.50

  TOTAL RETURN:
     Total investment return (%)(b)                       28.63        18.33       28.75         6.53          35.15

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                      110,150      71,186      54,603        47,907        51,597

  Ratio of  expenses to average net assets (%)(c)          0.77        0.82        0.83          0.81          0.83

  Ratio of net investment income to
     average net assets (%)(c)                             1.91        1.90        3.96          4.36          4.98

  Portfolio turnover ratio (%)                              52          53          89            14            18


(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS




COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

                                                                  Year Ended        Period Ended
                                                                  December 31,      December 31,
                                                                     1999             1998***

  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                           8.59              10.00

  Net investment income (a)                                          0.02               0.08

  Net realized and unrealized gains (losses) on investments          0.52              (1.41)

  Total from investment operations                                   0.54              (1.33)

  Less distributions:
     Dividends from net investment income                           (0.01)             (0.07)

     In excess of net investment income                              ---               (0.01)

  Total distributions                                               (0.01)             (0.08)

  Net asset value, end of year                                       9.12               8.59

  TOTAL RETURN
     Total investment return (%)(b)(c)                               6.34            (13.25)**

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                 3,817              1,782

  Ratio of expenses to average net assets (%) (d)(e)                 1.00              1.00*

  Ratio of net investment income to
     average net assets (%) (d)                                      0.23              1.41*

  Portfolio turnover ratio (%)                                        74                51**



*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c) Had the manager not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 3.66% and 4.32% (annualized), respectively.

FINANCIAL HIGHLIGHTS



COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

                                                                              Years Ended December 31,

                                                          1999          1998           1997         1996           1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                 18.79          16.29         14.22         12.36          10.27


  Net investment income (a)                               0.14          0.16           0.20         0.19           0.21


  Net realized and unrealized gains on investments        2.07          3.12           4.37         2.52           2.84

  Total from investment operations                        2.21          3.28           4.57         2.71           3.05

  Less distributions:
     Dividends from net investment income                (0.11)        (0.12)         (0.18)       (0.17)         (0.16)

     In excess of net investment income                   ---            ---          (0.01)         ---            ---

     Dividends from net realized gains on                (1.04)        (0.64)         (2.30)       (0.68)         (0.80)
     investments

     In excess of net realized gains                      ---          (0.02)         (0.01)         ---            ---

  Total distributions                                    (1.15)        (0.78)         (2.50)       (0.85)         (0.96)

  Net asset value, end of year ($)                       19.85          18.79         16.29         14.22          12.36

  TOTAL RETURN:
     Total investment return (%) (b)                     12.00          20.15         32.23         21.84        29.70(c)

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                   212,355        146,239        96,715       60,855         43,017


  Ratio of expenses to average net assets (%) (d)         0.88          0.90           0.94         0.95          1.00(e)


  Ratio of net investment income to
     average net assets (%) (d)                           0.69          0.88           1.19         1.39          1.72(c)


  Portfolio turnover ratio (%)                            101            64             63           77             115


(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.07%.

FINANCIAL HIGHLIGHTS



COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

                                                                                 Years Ended December 31,
                                                             1999          1998          1997          1996            1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                    11.08          11.15         11.04         10.99           9.79

  Net investment income (a)                                  0.95          0.91          0.90          0.92            0.55

  Net realized and unrealized gains (losses)
     on investments and foreign currency transactions       (0.75)        (0.24)         0.11          0.16            1.24

  Total from investment operations                           0.20          0.67          1.01          1.08            1.79

  Less distributions:
     Dividends from net investment income                   (0.84)        (0.72)        (0.79)        (0.96)          (0.56)

     In excess of net investment income                      ---          (0.02)        (0.05)          ---            ---

     Dividends from net realized gains                       ---            ---         (0.05)        (0.07)          (0.03)

     In excess of net realized gains                         ---            ---         (0.01)          ---            ---

  Total distributions                                       (0.84)        (0.74)        (0.90)        (1.03)          (0.59)

  Net asset value, end of year ($)                          10.44          11.08         11.15         11.04          10.99

  TOTAL RETURN:
     Total investment return (%) (b)                         1.78          6.03         9.11(c)       9.83(c)        18.30(c)

  RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of year (000) ($)                        170,702        118,985       73,175        53,393          48,334

  Ratio of expenses to average net assets (%) (e)            0.75          0.78         0.80(d)       0.80(d)        0.84(d)

  Ratio of net investment income to
     average net assets (%) (e)                              8.57          7.92         7.86(c)       8.13(c)        8.08(c)

  Portfolio turnover ratio (%)                                35            50            94            114            281

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 0.82%, 0.86% and 0.94%, respectively.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS



COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES

                                                                                           Year Ended         Period Ended
                                                                                          December 31,        December 31,
                                                                                             1999               1998***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                                                     9.31                10.00

  Net investment income (a)                                                                  0.88                0.48

  Net realized and unrealized losses                                                        (0.72)              (0.74)

  Total from investment operations                                                           0.16               (0.26)

  Less distributions:
     Dividends from net investment income                                                   (0.62)              (0.43)

     In excess of net investment income                                                       ---               (0.00)

  Total distributions                                                                       (0.62)              (0.43)

  Net asset value, end of year ($)                                                           8.85                9.31

  TOTAL RETURN:
     Total investment return (%) (b)(c)                                                      1.65              (2.57)**

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                                         15,358               5,915


  Ratio of expenses to average net assets (%) (d)(e)                                         0.80                0.80*


  Ratio of net investment income to average net assets (%) (c)(d)                            9.36                7.93*

  Portfolio turnover ratio (%)                                                                16                 23**

*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.28% and 1.84% (annualized), respectively.

FINANCIAL HIGHLIGHTS



LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES

                                                                Year Ended December 31,          Period Ended
                                                                                                 December 31,
                                                                  1999            1998             1997***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                         11.90            10.07           10.00

  Net investment income (a)                                       0.06            0.06             0.01

  Net realized and unrealized gains on investments                0.94            1.82             0.07

  Total from investment operations                                1.00            1.88             0.08

  Less distributions:
     Dividends from net investment income                        (0.05)          (0.05)           (0.01)

     Dividends form net realized gains on investments            (0.38)            ---             ---

  Total distributions                                            (0.43)          (0.05)           (0.01)

  Net asset value, end of year ($)                               12.47            11.90           10.07

  TOTAL RETURN:
     Total investment return (%)(b)                               8.47          18.67(c)           0.80**(c)

  RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of year (000) ($)                              80,095          44,870           22,228

  Ratio of expenses to average net assets (%) (d)                 0.95           1.00(e)           1.00*(e)

  Ratio of net investment income to
     average net assets (%) (d)                                   0.47           0.54(c)           0.83*(c)

  Portfolio turnover ratio (%)                                     75              70              1**


*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations November 17, 1997 to December 31, 1997.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.04% and 1.45% (annualized), respectively.

FINANCIAL HIGHLIGHTS





NEWPORT TIGER FUND, VARIABLE SERIES

                                                                          Years Ended December 31,              Period Ended
                                                                                                                December 31,
                                                                 1999        1998        1997        1996         1995***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                         1.57        1.71        2.52        2.28          2.00

  Net investment income (a)                                      0.03        0.03        0.03        0.03          0.01

  Net realized and unrealized gains (losses) on investments      1.04       (0.14)      (0.81)       0.24          0.29

  Total from investment operations                               1.07       (0.11)      (0.78)       0.27          0.30

  Less distributions:
     Distributions from net investment income                   (0.02)      (0.03)      (0.02)      (0.02)        (0.01)

     In excess of net investment income                           ---         ---       (0.01)        ---         (0.01)
  Total distributions                                           (0.02)      (0.03)      (0.03)      (0.03)        (0.02)

  Net asset value, end of year ($)                               2.62        1.57        1.71        2.52          2.28

  TOTAL RETURN:
     Total investment return (%)(b)                              68.01      (6.43)      (31.14)      11.73        15.00**

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                             46,125      23,655      24,934      34,642        18,977

  Ratio of expenses to average net assets (%)(c)                 1.21        1.30        1.25        1.27          1.75*

  Ratio of net investment income to average net assets (%)(c)    1.65        2.16        1.14        1.20          0.89*

  Portfolio turnover ratio (%)                                    12          16          27           7           12**

*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations May 1, 1995 to December 31, 1995.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS




COLONIAL INTERNATIONAL HORIZONS FUND, VARIABLE SERIES

                                                                         Period Ended
                                                                         December 31,
                                                                         1999***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                                10.00

  Net investment income (a)                                               0.06

  Net realized and unrealized gain on investments and
  foreign currency transactions                                           2.36

  Total from investment operations                                        2.42

  Less distributions:
     Dividends from net investment income                                (0.05)

     In excess of net investment income                                  (0.06)

  Total distributions                                                    (0.11)

  Net asset value, end of period ($)                                      12.31

  TOTAL RETURN
     Total investment return (%)(b)(c)                                   24.24**

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                                     7,707

  Ratio of expenses to average net assets (%) (d)(e)                      1.40*

  Ratio of net investment income to
     average net assets (%) (d)                                           0.85*

  Portfolio turnover ratio (%)                                             1**

*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations June 1, 1999 to December 31, 1999.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 2.36% (annualized).

FINANCIAL HIGHLIGHTS



COLONIAL GLOBAL EQUITY FUND, VARIABLE SERIES

                                                                        Period Ended
                                                                        December 31,
                                                                           1999***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                                10.00

  Net investment income (a)                                               0.04

  Net realized and unrealized losses on investments                       1.22

  Total from investment operations                                        1.26

  Less distributions:
     Dividends from net investment income                                (0.05)

  Total distributions                                                    (0.05)

  Net asset value, end of period ($)                                      11.21

  TOTAL RETURN
     Total investment return (%)(b)(c)                                   12.57**

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                                     7,284

  Ratio of expenses to average net assets (%) (d)(e)                      1.40*

  Ratio of net investment income to                                       0.55*
     average net assets (%) (d)

  Portfolio turnover ratio (%)                                             1**

*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations June 1, 1999 to December 31, 1999.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 2.23% (annualized).

FINANCIAL HIGHLIGHTS





CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES

                                                                       Period Ended
                                                                       December 31,
                                                                          1999***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                                10.00

  Net investment income (a)                                               0.31

  Net realized and unrealized losses on investments                      (1.70)

  Total from investment operations                                       (1.39)

  Less distributions:
     Dividends from net investment income                                (0.22)

     Return of capital                                                   (0.05)

  Total distributions                                                    (0.27)

  Net asset value, end of period ($)                                      8.34

  TOTAL RETURN
     Total investment return (%)(b)(c)                                  (13.80)**

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                                     2,180

  Ratio of expenses to average net assets (%) (d)(e)                      1.45*

  Ratio of net investment income to
     average net assets (%) (d)                                           5.90*

  Portfolio turnover ratio (%)                                            57**

*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations June 1, 1999 to December 31, 1999.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 4.25% (annualized).

                             SHAREHOLDER INFORMATION


PURCHASES AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value (NAV) without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUNDS CALCULATE NET ASSET VALUE Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the NAV of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust :  811-07556

Stein Roe Global Utilities Fund, Variable Series

Colonial Small Cap Value Fund, Variable Series

Colonial U.S. Growth & Income Fund, Variable Series

Colonial Strategic Income Fund, Variable Series

Colonial High Yield Securities Fund, Variable Series

Liberty All-Star Equity Fund, Variable Series

Newport Tiger Fund, Variable Series

Colonial International Horizons Fund, Variable Series

Colonial Global Equity Fund, Variable Series

Crabbe Huson Real Estate Investment Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS DATED MAY 1, 2000


Stein Roe Global Utilities Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series
Colonial International Horizons Fund, Variable Series
Crabbe Huson Real Estate Investment Fund, Variable Series


Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *
This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *
Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


NOT FDIC         MAY LOSE VALUE
INSURED         NO BANK GUARANTEE

                                TABLE OF CONTENTS


THE TRUST ................................................................   3

THE FUNDS ................................................................   4

Each of these sections discusses the following
topics: Investment Goals, Primary Investment Strategies,
Primary Investment Risks and Performance History
Stein Roe Global Utilities Fund, Variable Series...........................  4
Colonial U.S. Growth & Income Fund, Variable Series........................  6
Colonial High Yield Securities Fund, Variable Series.......................  8
Liberty All-Star Equity Fund, Variable Series..............................  11
Colonial International Horizons Fund, Variable Series......................  14
Crabbe Huson Real Estate Investment Fund, Variable Series..................  15

TRUST MANAGEMENT ORGANIZATIONS ............................................  16

The Trustees...............................................................  16
Investment Advisor:  Liberty Advisory Services Corp........................  16
Investment Sub-Advisors and Portfolio Managers.............................  16
Rule 12b-1 Plan............................................................  19

OTHER INVESTMENT STRATEGIES AND RISKS .....................................  20

Structure Risk.............................................................  20
Zero Coupon Bonds..........................................................  20
Convertible Securities.....................................................  20
Derivative Strategies......................................................  20
Temporary Defensive Strategies.............................................  20

FINANCIAL HIGHLIGHTS ......................................................  21

SHAREHOLDER INFORMATION ...................................................  27

Purchases and Redemptions..................................................  27
How the Funds Calculate Net Asset Value....................................  27
Dividends and Distributions................................................  27
Tax Consequences...........................................................  27

                                    THE TRUST

Liberty Variable Investment Trust (Trust) includes twelve separate mutual funds (Funds), each with its own investment goals and strategies. This Prospectus contains information about six of the Funds in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to each Fund. LASC has appointed an investment sub-advisor (Sub-Advisor) for each Fund, and all of the Sub-Advisors are affiliates of LASC. Each Fund has the following Sub-Advisor:


                                 FUND                                                            SUB-ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
Colonial U.S. Growth & Income Fund, Variable Series (U.S. Growth & Income         Colonial Management Associates, Inc. (Colonial)
           Fund) (formerly Colonial U.S. Stock Fund, Variable Series)
Colonial High Yield Securities Fund, Variable Series (High Yield Fund)
Colonial International Horizons Fund, Variable Series (International Horizons
Fund)

--------------------------------------------------------------------------------------------------------------------------------
Stein Roe Global Utilities Fund, Variable Series (Global Utilities Fund)          Stein Roe & Farnham Incorporated (Stein Roe)
--------------------------------------------------------------------------------------------------------------------------------
Liberty All-Star Equity Fund, Variable Series (All-Star Equity Fund)              Liberty Asset Management Company (LAMCO)
--------------------------------------------------------------------------------------------------------------------------------
Crabbe Huson Real Estate Investment Fund, Variable Series (Real Estate Fund)      Crabbe Huson Group, Inc. (Crabbe Huson)
--------------------------------------------------------------------------------------------------------------------------------

Other Funds may be added to or deleted from the Trust from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                   THE FUNDS

                STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks current income and long-term growth of capital and income.

PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in U.S. and foreign securities of utility companies. Stein Roe diversifies the Fund's investments among a number of developed countries and market sectors and will have exposure to at least three countries, including the U.S. In selecting investments for the Fund, Stein Roe looks primarily for stocks of larger utility companies with established records.

Utility companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, or water or other sanitary services. They also include companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but excluding companies primarily engaged in public broadcasting, print media, cable television or the Internet).

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Utility company securities are subject to special risks. These securities are especially affected by changes in interest rates, as well as by general competitive and market forces in the industry. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUNDS STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's Utilities Index (S&P Index), an unmanaged index that tracks the performance of domestic utility stocks, and the Morgan Stanley Capital International World Index ND (MSCI Index), an unmanaged index that tracks the performance of global stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Utilities Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

[BAR CHART]


1994      -10.27%
1995       35.15%
1996        6.53%
1997       28.75%
1998       18.33%
1999       28.63%


The Fund's year-to-date total return through March 31, 2000 was +8.05%.

For period shown in bar chart:

Best quarter:  4th quarter 1999, +24.73%

Worst quarter: 1st quarter 1994, -8.91%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                                  LIFE OF THE
                                               DATE          1 YEAR        5 YEARS         FUND
Fund (%)                                      7/1/93          28.63         23.06          15.04
-----------------------------------------------------------------------------------------------------
MSCI Index (%)                                  N/A           24.93         19.76         16.86(1)
-----------------------------------------------------------------------------------------------------
S&P Index (%)                                   N/A           -8.88         13.66          9.11(1)
-----------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           15.40         19.64         12.14(1)


(1)  Performance information is from June 30, 1993.

               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks long-term growth and income.

PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in large capitalization stocks. These are stocks with market capitalizations of greater than $3 billion at the time of purchase. Up to 10% of the Fund's assets may be invested in debt securities.

In selecting debt securities for the Fund, Colonial may invest in:

         -        debt securities that are convertible into common stock;

         - corporate debt securities rated investment-grade by at least two nationally recognized rating organizations (investment grade stocks have a rating of BBB or higher by Standard & Poor's Ratings Services or Baa or higher by Moody's Investors Service, Inc.); and

         -        debt securities issued or guaranteed by the U.S. government.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS Colonial U.S. Growth & Income Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

[BAR CHART]


1995            29.70%
1996            21.84%
1997            32.23%
1998            20.15%
1999            12.00%

The Fund's year-to-date total return through March 31, 2000 was +0.40%.

For period shown in bar chart:

Best quarter:  4th quarter 1998, +21.79%

Worst quarter: 3rd quarter 1998, -14.16%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                                 LIFE OF THE
                                               DATE          1 YEAR       5 YEARS         FUND
Fund (%)                                      7/5/94          12.00        22.97          21.64
---------------------------------------------------------------------------------------------------
S&P Index (%)                                   N/A           21.03        28.54         26.73(2)
---------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           14.63        21.86         20.42(2)


(2)  Performance information is from June 30, 1994.

              COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks current income and total return.


PRIMARY INVESTMENT STRATEGIES

The Fund pursues its investment goals by investing primarily in lower-rated corporate debt securities. These securities have the following ratings:

-        BBB through C by Standard & Poor's Ratings Services;

-        Baa through D by Moody's Investors, Service, Inc.;

-        a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

Although the Fund will invest primarily in debt securities, the Fund may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS Colonial High Yield Securities Fund, Variable Series


Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

THE FUNDS Colonial High Yield Securities Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows the Fund's performance by illustrating the Fund's calendar year total return. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the CS First Boston Global High Yield Index (CS Index), an unmanaged index that tracks the performance of high yield bond funds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper High Current Yield - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

1999           1.65%

The Fund's year-to-date total return through March 31, 2000 was -1.36%.

For period shown in bar chart:

Best quarter:  1st quarter 1999, +3.11%

Worst quarter: 3rd quarter 1999, -1.90%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION       1 YEAR        LIFE OF THE
                                               DATE                           FUND
Fund (%)                                      5/19/98         1.65           (0.59)
---------------------------------------------------------------------------------------
CS Index (%)                                    N/A           3.28            0.06(3)
---------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           4.04           (0.28)(3)


(3)  Performance information is from April 30, 1998.

                  LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.

PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks.

The Fund's sub-advisor, LAMCO, utilizes a multi-manager concept. LAMCO allocates the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus, each of which employs a different investment style. LAMCO attempts to rebalance the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager for the following reasons:

         - Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;

         - Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions, but less successful performance under other conditions;

         - Consequently, by allocating the Fund's portfolio on an approximately equal basis among Portfolio Managers employing different styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and

         - More consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.

The Fund's current Portfolio Managers and investment styles are as follows:

         - J.P. Morgan Investment Management Inc. uses a value approach by investing in companies that are diversified across all sectors and that are undervalued relative to the firm's projected growth rates.

         - Oppenheimer Capital uses a value approach by investing in companies that exhibit the ability to generate excess cash flow while earning high returns on invested capital.

         - Boston Partners Asset Management, L.P. uses a value approach by investing in companies with low price-to-earnings and price-to-book ratios where a catalyst for positive change has been identified.

         - Westwood Management Corporation uses a growth approach by investing in growth companies selling at reasonable valuations based on the firm's earnings projections which are not yet reflected in consensus estimates.

         - TCW Investment Management Company incorporates secular growth trends and uses a "bottom-up" approach by investing in primarily large-cap companies that have distinct business model advantages.

LAMCO continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

         - Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected;

         - A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style; or

         -        Adverse changes in its ownership or personnel.

THE FUNDS Liberty All-Star Equity Fund, Variable Series


LAMCO also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes. LAMCO is also the manager of Liberty All-Star Equity Fund, a multi-managed, closed-end fund and Liberty All-Star Growth & Income Fund, a multi-managed open-ended fund. These funds have the same investment objective and investment program as the Fund, and currently have the same Portfolio Managers. LAMCO expects that these funds will make corresponding changes if and when Portfolio Managers are changed in the future.

The Fund will remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the Portfolio Managers' assessment of a company's prospects is wrong, the price of its stock may not approach the value the Portfolio Managers have placed on it.

THE FUNDS Liberty All-Star Equity Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Russell 3000 Index (Russell Index), a capitalization weighted total return index which is comprised of 3000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

1998          18.67%
1999           8.47%

The Fund's year-to-date total return through March 31, 2000 was +5.21%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +18.67%

Worst quarter: 3rd quarter 1998, -12.05%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION       1 YEAR        LIFE OF THE
                                               DATE                           FUND
Fund (%)                                     11/17/97          8.47          13.05
---------------------------------------------------------------------------------------
Russell Index (%)                               N/A          20.90           23.85(4)
---------------------------------------------------------------------------------------
Lipper Average (%)                              N/A          14.63           16.24(4)

(4) Performance information is from October 31, 1997.

              COLONIAL INTERNATIONAL HORIZONS FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks long-term growth and preservation of capital purchasing power.

PRIMARY INVESTMENT STRATEGIES

The Fund invests primarily in non-U.S. equity securities which Colonial believes will provide superior long-term growth. Colonial generally selects stocks of companies in industries and markets that it believes will react favorably to inflation in the U.S. economy. Inflation sensitive companies in which the Fund may invest include:

- companies engaged in the development and processing of natural resources, and

-        companies engaged in consumer-oriented businesses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single company (and hold greater than 10% of outstanding voting securities of any issuer). Therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

PERFORMANCE HISTORY

Because the Fund has not completed one full calendar year of investment performance, information related to the Fund's performance has not been included in this prospectus.

The Fund's return is compared to the Morgan Stanley Capital International EAFE GDP Index, an unmanaged index that tracks the performance of equity securities of developed countries outside North America. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

            CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks to provide growth of capital and current income.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry companies. In managing the Fund, the sub-advisor follows a basic value contrarian approach in selecting securities for its portfolio.

The contrarian approach puts primary emphasis on security price, balance sheet and cash flow analysis and on the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. The Fund's REIT investments will consist primarily of equity REITs which invest the majority of their assets directly in real estate and derive income primarily from rents.

Other real estate industry companies in which the Fund may invest are companies that derive at least 50% of their revenues or profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

The Fund may invest in equity real estate investment trusts (REITs). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. REITs are subject to heavy cash flow dependency and default by borrowers. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, and changes in interest rates.

The basic value contrarian approach is based on Crabbe Huson's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value. If Crabbe Huson's assessment of a company's prospects is wrong, the price of its stock may not approach the value Crabbe Huson has placed on it.


PERFORMANCE HISTORY

Because the Fund has not completed one full calendar year of investment performance, information related to the Fund's performance has not been included in this prospectus.

The Fund's return is compared to the NAREIT Equity Index, an unmanaged index that tracks the performance of all equity real estate investment trusts that trade on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

                         TRUST MANAGEMENT ORGANIZATIONS


THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Funds. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). LASC has been an investment advisor since 1993. As of March 31, 2000, LASC managed over $853 million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 1999 fiscal year, the Trust paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:

             Stein Roe Global Utilities Fund, Variable Series                   0.65%
             Colonial U.S. Growth & Income Fund, Variable Series                0.80%
             Colonial High Yield Securities Fund, Variable Series               0.60% (1)
             Liberty All-Star Equity Fund, Variable Series                      0.80%
             Colonial International Horizons Fund, Variable Series              0.95% (2)
             Crabbe Huson Real Estate Investment Fund, Variable Series          1.00% (3)

(1) The High Yield Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 0.80%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.12%.

(2) The International Horizons Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that the total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.15%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.00%.

(3) The Real Estate Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.20%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.00%.


INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS

The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

COLONIAL

Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the U.S. Growth & Income Fund, High Yield Fund and International Horizons Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 2000, Colonial managed over $15.7 billion in assets.

TRUST MANAGEMENT ORGANIZATION


LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:

             Colonial U.S. Growth & Income Fund, Variable Series                0.60%
             Colonial High Yield Securities Fund, Variable Series               0.40%
             Colonial International Horizons Fund, Variable Series              0.75%

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

Mark Stoeckle has managed the U.S. Growth & Income Fund since December, 1996. Mr. Stoeckle is a senior vice president of Colonial. Prior to joining Colonial in October, 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company from January, 1993 to October, 1996.

Carl C. Ericson has co-managed the High Yield Fund since January, 1999. Mr. Ericson, a senior vice president of Colonial and director of Colonial's Taxable Fixed Income Group, has managed various other Colonial taxable income funds since 1985.

Scott B. Richards, a senior vice president of Colonial, has co-managed the High Yield Fund since May, 1999. Prior to joining Colonial he was employed with State Street Research & Management Company as a vice president and a portfolio manager from January, 1994 to May, 1999.

Charles R. Roberts, a senior vice president of Colonial, has been the lead manager for the International Horizons Fund since March, 2000. Mr. Roberts is also a senior vice president of Newport and Newport Pacific Management, Inc. (Newport Pacific), an affiliate of Colonial. Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International (Sit/Kim) since prior to 1994.

Michael Ellis, a senior vice president of Colonial, has co-managed the International Horizons Fund since March, 2000. Mr. Ellis is also a senior vice president of Newport and Newport Pacific. Prior to joining Newport and Newport Pacific in December, 1996, he was a vice president at Matthews International Capital Management since September, 1991.

Deborah Snee, a Vice President of Colonial and Europe analyst at Colonial, Stein Roe and Newport, has co-managed International Horizons Fund since March, 2000. Prior to working at Newport, Ms. Snee spent five years at Sit/Kim as an emerging markets analyst.

Colonial will use its affiliate, Newport Fund Management, Inc.'s (Newport), trading facilities when buying or selling foreign securities for the Funds' portfolios. Newport executes all trades under its own procedures.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe. Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


STEIN ROE

Stein Roe, an investment advisor since 1932, is the Sub-Advisor of the Global Utilities Fund. Stein Roe's principal address is One South Wacker Drive, Chicago, Illinois 60606. As of March 31, 2000, Stein Roe managed over $20.5 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Stein Roe a sub-advisory fee at the annual rate of 0.45% of the average daily net assets of the Global Utilities Fund.

Ophelia Barsketis, a senior vice president of Stein Roe, has co-managed the Global Utilities Fund since November, 1997. Ms. Barsketis joined Stein Roe in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities, which include managing other Stein Roe funds.

TRUST MANAGEMENT ORGANIZATION


Deborah A. Jansen, a senior vice president and senior research analyst for global and domestic equities and global economic forecasting for Stein Roe, has co-managed the Global Utilities Fund since November, 1997. Ms. Jansen joined Stein Roe in 1987 and served as an associate economist and senior economist before assuming her current responsibilities, which include managing other Stein Roe Funds. Ms. Jansen left Stein Roe in January, 1995 and returned to her position as a vice president in March, 1996. From June 5, 1995 through June 30, 1995, Ms. Jansen was a senior equity research analyst for BancOne Investment Advisers Corporation.

Stein Roe will use Newport's trading facilities when buying or selling foreign securities for the Fund's portfolio. Newport executes all trades under its own procedures.


LAMCO AND LAMCO'S PORTFOLIO MANAGERS

LAMCO, an investment advisor since 1985, is the Sub-Advisor of the All-Star Equity Fund. LAMCO's principal address is 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210. As of March 31, 2000, LAMCO managed over $1.8 billion in assets.

LASC, out of the management fees it receives from the Trust, pays LAMCO a sub-advisory fee at the annual rate of 0.60% of the average daily net assets of the All-Star Equity Fund.

LAMCO is a manager of other investment managers which LAMCO recommends to the Board of Trustees for appointment pursuant to portfolio management agreements among the Trust, LAMCO and the Portfolio Managers. The management agreements permit each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.

Out of the management fees it receives from LASC, LAMCO pays each Portfolio Manager a fee at the annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager.

No one individual at LAMCO is responsible for LAMCO's investment management of the All-Star Equity Fund. The following individuals who work for the indicated Portfolio Managers manage a portion of All-Star Equity Fund's assets:

-        Henry D. Cavanna, Managing Director of J.P. Morgan Investment
         Management, Inc.

-        John Lindenthal, Managing Director of Oppenheimer Capital

- Mark Donovan, Chairman, Equity Strategy Committee, of Boston Partners Asset Management, L.P.

- Susan M. Byrne, President and Chief Executive Officer of Westwood Management Corp.

- Glen E. Bickerstaff, Managing Director - U.S. Equities of TCW Investment Management Company

A more complete description of each Portfolio Manager is included in the Statement of Additional Information. The Trust and LAMCO have received an exemptive order from the SEC that permits the All-Star Equity Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to holders of VA contracts and VLI policies within 90 days following the effective date of the change.


CRABBE HUSON

Crabbe Huson, an investment advisor since 1980, is the Sub-Advisor of the Real Estate Fund. Crabbe Huson's principal address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204. As of March 31, 2000, Crabbe Huson managed over $267 million in assets.

LASC, out of the management fees it receives from the Trust, pays Crabbe Huson a sub-advisory fee at the annual rate of 0.80% of the average daily net assets of the Real Estate Fund.

Michael B. Stokes has managed the Real Estate Fund since its inception in June, 1999. Mr. Stokes joined Crabbe Huson in August, 1996. Prior to joining Crabbe Huson, he was a financial analyst for Salomon Brothers from July, 1994 to June, 1996.

TRUST MANAGEMENT ORGANIZATION


AFFILIATED BROKER/DEALER

Stein Roe and Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


RULE 12b-1 PLAN

The Trust has adopted a plan for and on behalf of the International Horizons Fund and Real Estate Fund in accordance with Rule 12b-1 (Plan) under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution fees for the sale and distribution of their shares. Under the plan, the Trust pays the distributor a fee of 0.25% of the average daily net assets attributable to the Funds' shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares will cost more than shares that are not subject to a service fee.

                     OTHER INVESTMENT STRATEGIES AND RISKS


The primary investment strategies of each Fund and the associated risks are described above in each Fund's individual description. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goals, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.


STRUCTURE RISK

(U.S. Growth & Income Fund, High Yield Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in a Fund because of its investments in mortgage-backed securities and asset-backed securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.


ZERO COUPON BONDS

(Global Utilities Fund, High Yield Fund) Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.


CONVERTIBLE SECURITIES

(U.S. Growth & Income Fund, High Yield Fund) Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stocks at a specified price or conversion ratio. The risk of investing in convertible securities is the value of the underlying securities will fluctuate.


DERIVATIVE STRATEGIES

Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depends on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (e.g., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Fund.

TEMPORARY DEFENSIVE STRATEGIES

With the exception of the All-Star Equity Fund, each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit.

(High Yield Fund) If necessary, the Fund has the ability to invest 100% of its assets in higher-rated securities, if, in Colonial's opinion, economic conditions create a situation where yield spreads narrow between lower- and higher-rated securities.

Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, (or shorter period if a Fund commenced operations less than five years ago) which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. This information is included in the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the Funds' financial statements, is included in the Funds' annual report. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.


STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES

                                                                            Years Ended December 31,
                                                            1999        1998        1997          1996          1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                   13.76       11.92       10.70         10.50          8.11
---------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                 0.28        0.24        0.46          0.46          0.46
---------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses)
     on investments                                         3.63        1.93        2.62          0.23          2.39
---------------------------------------------------------------------------------------------------------------------
  Total from investment operations                          3.91        2.17        3.08          0.69          2.85
---------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                  (0.23)      (0.21)      (0.48)        (0.49)        (0.46)
---------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                     ---        (0.01)        ---          ---            ---
---------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains on investments      (0.29)      (0.11)      (1.38)         ---            ---
---------------------------------------------------------------------------------------------------------------------
  Total distributions                                      (0.52)      (0.33)      (1.86)        (0.49)        (0.46)
---------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                         17.15       13.76       11.92         10.70         10.50
---------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                        28.63       18.33       28.75          6.53         35.15
---------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                      110,150      71,186      54,603        47,907        51,597
---------------------------------------------------------------------------------------------------------------------
  Ratio of  expenses to average net assets (%)(c)           0.77        0.82        0.83          0.81          0.83
---------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%)(c)                              1.91        1.90        3.96          4.36          4.98
---------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                               52           53          89            14            18

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

                                                                              Years Ended December 31,
                                                          1999          1998           1997         1996           1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                 18.79         16.29          14.22        12.36          10.27
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                               0.14          0.16           0.20         0.19           0.21
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments        2.07          3.12           4.37         2.52           2.84
--------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                        2.21          3.28           4.57         2.71           3.05
--------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                (0.11)        (0.12)         (0.18)       (0.17)         (0.16)
--------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                   ---            ---          (0.01)         ---            ---
--------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains on                (1.04)        (0.64)         (2.30)       (0.68)         (0.80)
     investments
--------------------------------------------------------------------------------------------------------------------------
     In excess of net realized gains                      ---          (0.02)         (0.01)         ---            ---
--------------------------------------------------------------------------------------------------------------------------
  Total distributions                                    (1.15)        (0.78)         (2.50)       (0.85)         (0.96)
--------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                       19.85         18.79          16.29        14.22          12.36
--------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)                     12.00         20.15          32.23        21.84          29.70(c)
--------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                  212,355       146,239         96,715       60,855         43,017
--------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)         0.88          0.90           0.94         0.95           1.00(e)
--------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                           0.69          0.88           1.19         1.39           1.72(c)
--------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                             101            64             63           77            115

         (a) Per share data was calculated using average shares outstanding during the period.

         (b) Total return at net asset value assuming all distributions reinvested.

         (c) Computed giving effect to Manager's expense limitation undertaking.

         (d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

         (e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.07%.

FINANCIAL HIGHLIGHTS


COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES

                                                                                           Year Ended        Period Ended
                                                                                          December 31,       December 31,
                                                                                             1999                1998***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                                                     9.31               10.00
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                                                  0.88                0.48
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized losses                                                        (0.72)              (0.74)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                           0.16               (0.26)
------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                                                   (0.62)              (0.43)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                                                       ---               (0.00)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                       (0.62)              (0.43)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                                                           8.85                9.31
------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)(c)                                                      1.65               (2.57)**
------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                                        15,358               5,915
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                                         0.80                0.80*
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets (%) (c)(d)                            9.36                7.93*
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                                                 16                  23**

         *        Annualized.

         **       Not Annualized.

         *** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

         (a) Per share data was calculated using average shares outstanding during the period.

         (b) Total return at net asset value assuming all distributions reinvested.

         (c) Computed giving effect to Manager's expense limitation undertaking.

         (d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

         (e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.28% and 1.84% (annualized), respectively.

FINANCIAL HIGHLIGHTS


LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES

                                                                Year Ended December 31,        Period Ended
                                                                                               December 31,
                                                                  1999            1998            1997***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                         11.90           10.07            10.00
--------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                       0.06            0.06             0.01
--------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments                0.94            1.82             0.07
--------------------------------------------------------------------------------------------------------------
  Total from investment operations                                1.00            1.88             0.08
--------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                        (0.05)          (0.05)           (0.01)
--------------------------------------------------------------------------------------------------------------
     Dividends form net realized gains on investments            (0.38)            ---             ---
--------------------------------------------------------------------------------------------------------------
  Total distributions                                            (0.43)          (0.05)           (0.01)
--------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                               12.47           11.90             10.07
--------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                               8.47           18.67(c)        0.80**(c)
--------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                             80,095          44,870           22,228
--------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)                 0.95            1.00(e)         1.00*(e)
--------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                                   0.47            0.54(c)         0.83*(c)
--------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                      75              70              1**


         *        Annualized.

         **       Not Annualized.

         *** For the period from the commencement of operations November 17, 1997 to December 31, 1997.

         (a) Per share data was calculated using average shares outstanding during the period.

         (b) Total return at net asset value assuming all distributions reinvested.

         (c) Computed giving effect to Manager's expense limitation undertaking.

         (d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

         (e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.04% and 1.45% (annualized), respectively.

FINANCIAL HIGHLIGHTS


                           COLONIAL INTERNATIONAL HORIZONS FUND, VARIABLE SERIES

                                                                       Period Ended
                                                                       December 31,
                                                                         1999***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                                10.00
--------------------------------------------------------------------------------------------
  Net investment income (a)                                               0.06
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency transactions                                           2.36
--------------------------------------------------------------------------------------------
  Total from investment operations                                        2.42
--------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                                (0.05)
--------------------------------------------------------------------------------------------
     In excess of net investment income                                  (0.06)
--------------------------------------------------------------------------------------------
  Total distributions                                                    (0.11)
--------------------------------------------------------------------------------------------
  Net asset value, end of period ($)                                      12.31
--------------------------------------------------------------------------------------------
  TOTAL RETURN
     Total investment return (%)(b)(c)                                   24.24**
--------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                                     7,707
--------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                      1.40*
--------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                                           0.85*
--------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                             1**

         *        Annualized.

         **       Not Annualized.

         *** For the period from the commencement of operations June 1, 1999 to December 31, 1999.

         (a) Per share data was calculated using average shares outstanding during the period.

         (b) Total return at net asset value assuming all distributions reinvested.

         (c) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.

         (d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

         (e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 2.36% (annualized).

FINANCIAL HIGHLIGHTS


            CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES

                                                                     Period Ended
                                                                      December 31,
                                                                         1999***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                               10.00
---------------------------------------------------------------------------------
  Net investment income (a)                                               0.31
---------------------------------------------------------------------------------
  Net realized and unrealized losses on investments                      (1.70)
---------------------------------------------------------------------------------
  Total from investment operations                                       (1.39)
---------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                                (0.22)
---------------------------------------------------------------------------------
     Return of capital                                                   (0.05)
---------------------------------------------------------------------------------
  Total distributions                                                    (0.27)
---------------------------------------------------------------------------------
  Net asset value, end of period ($)                                      8.34
---------------------------------------------------------------------------------
  TOTAL RETURN
     Total investment return (%)(b)(c)                                  (13.80)**
---------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                                    2,180
---------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                      1.45*
---------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                                           5.90*
---------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                            57**

         *        Annualized.

         **       Not Annualized.

         *** For the period from the commencement of operations June 1, 1999 to December 31, 1999.

         (a) Per share data was calculated using average shares outstanding during the period.

         (b) Total return at net asset value assuming all distributions reinvested.

         (c) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.

         (d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

         (e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 4.25% (annualized).

                             SHAREHOLDER INFORMATION


PURCHASES AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value (NAV) without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUNDS CALCULATE NET ASSET VALUE Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the NAV of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION

You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust:  811-07556

Stein Roe Global Utilities Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series
Colonial International Horizons Fund, Variable Series
Crabbe Huson Real Estate Investment Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS DATED MAY 1, 2000


Colonial Growth and Income Fund, Variable Series
Stein Roe Global Utilities Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Colonial International Fund for Growth, Variable Series
Newport Tiger Fund, Variable Series

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


     NOT FDIC         MAY LOSE VALUE
     INSURED          NO BANK GUARANTEE

                                TABLE OF CONTENTS


THE TRUST ............................................................   3

THE FUNDS ............................................................   4

Each of these sections discusses the following
topics: Investment Goals, Primary Investment Strategies,
Primary Investment Risks and Performance History
Colonial Growth and Income Fund, Variable Series......................   4
Stein Roe Global Utilities Fund, Variable Series......................   6
Colonial U.S. Growth & Income Fund, Variable Series...................   8
Colonial Strategic Income Fund, Variable Series.......................  10
Colonial International Fund for Growth, Variable Series...............  13
Newport Tiger Fund, Variable Series...................................  15

TRUST MANAGEMENT ORGANIZATIONS .......................................  17

The Trustees..........................................................  17
Investment Advisor:  Liberty Advisory Services Corp...................  17
Investment Sub-Advisors and Portfolio Managers........................  17

OTHER INVESTMENT STRATEGIES AND RISKS ................................  20

U.S. Government Securities............................................  20
Structure Risk........................................................  20
Zero Coupon Bonds.....................................................  20
Convertible Securities................................................  20
Derivative Strategies.................................................  21
Temporary Defensive Strategies........................................  21

FINANCIAL HIGHLIGHTS .................................................  22

SHAREHOLDER INFORMATION ..............................................  28

Purchases and Redemptions.............................................  28
How the Funds Calculate Net Asset Value...............................  28
Dividends and Distributions...........................................  28
Tax Consequences......................................................  28

                                    THE TRUST

Liberty Variable Investment Trust (Trust) includes twelve separate mutual funds (Funds), each with its own investment goals and strategies. This Prospectus contains information about six of the Funds in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to each Fund. LASC has appointed an investment sub-advisor (Sub-Advisor) for each Fund, and all of the Sub-Advisors are affiliates of LASC. Each Fund has the following Sub-Advisor:

                            FUND                                                                    SUB-ADVISOR
Colonial Growth and Income Fund, Variable Series (Growth & Income Fund)            Colonial Management Associates, Inc. (Colonial)
Colonial International Fund for Growth, Variable Series (International Fund)
Colonial U.S. Growth & Income Fund, Variable Series (U.S. Growth & Income
         Fund) (formerly Colonial U.S. Stock Fund, Variable Series)
Colonial Strategic Income Fund, Variable Series (Strategic Income Fund)
----------------------------------------------------------------------------------------------------------------------------------
Stein Roe Global Utilities Fund, Variable Series (Global Utilities Fund)           Stein Roe & Farnham Incorporated (Stein Roe)
----------------------------------------------------------------------------------------------------------------------------------
Newport Tiger Fund, Variable Series (Tiger Fund)                                   Newport Fund Management, Inc. (Newport)

Other Funds may be added to or deleted from the Trust from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUNDS

                COLONIAL GROWTH AND INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks primarily income and long-term capital growth and, secondarily, preservation of capital.

PRIMARY INVESTMENT STRATEGIES

The Fund invests in both U.S. and foreign common stocks. In selecting stocks for the Fund, Colonial invests primarily in "value" stocks. Colonial generally selects stocks which, when purchased, fall into one of the following categories:

         1. Companies whose current business activities provide earnings, dividends or assets that represent above average value;

         2. Companies which have a record of consistent earnings growth that may provide above average stability or value in turbulent markets; or

         3. Companies with anticipated business growth prospects that represent above average value.

Colonial assesses whether a company's prospects are "above average." Colonial makes this judgment subjectively, based upon available information.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUNDS  Colonial Growth and Income Fund, Variable Series

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

1994          -0.76%
1995          30.03%
1996          17.89%
1997          28.97%
1998          11.13%
1999           5.55%


The Fund's year-to-date total return through March 31, 2000 was -1.59%.

For period shown in bar chart:

Best quarter:  4th quarter 1998, +16.92%

Worst quarter: 3rd quarter 1998, -13.57%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                                  LIFE OF THE
                                               DATE          1 YEAR        5 YEARS         FUND
Fund (%)                                      7/1/93          5.55          18.32         14.52
---------------------------------------------------------------------------------------------------
S&P Index (%)                                   N/A           21.03         28.54         22.46(1)
---------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           14.63         21.86         17.74(1)


(1) Performance information is from June 30, 1993.

                STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks current income and long-term growth of capital and income.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in U.S. and foreign securities of utility companies. Stein Roe diversifies the Fund's investments among a number of developed countries and market sectors and will have exposure to at least three countries, including the U.S. In selecting investments for the Fund, Stein Roe looks primarily for stocks of larger utility companies with established records.

Utility companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, or water or other sanitary services. They also include companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but excluding companies primarily engaged in public broadcasting, print media, cable television or the Internet).

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Utility company securities are subject to special risks. These securities are especially affected by changes in interest rates, as well as by general competitive and market forces in the industry. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's Utilities Index (S&P Index), an unmanaged index that tracks the performance of domestic utility stocks, and the Morgan Stanley Capital International World Index ND (MSCI Index), an unmanaged index that tracks the performance of global stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Utilities Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

1994        -10.27%
1995         35.15%
1996          6.53%
1997         28.75%
1998         18.33%
1999         28.63%

The Fund's year-to-date total return through March 31, 2000 was +8.05%.

For period shown in bar chart:

Best quarter:  4th quarter 1999, +24.73%

Worst quarter: 1st quarter 1994, -8.91%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                                  LIFE OF THE
                                               DATE          1 YEAR        5 YEARS         FUND
Fund (%)                                      7/1/93          28.63         23.06          15.04
--------------------------------------------------------------------------------------------------
MSCI Index (%)                                  N/A           24.93         19.76         16.86(2)
--------------------------------------------------------------------------------------------------
S&P Index (%)                                   N/A           -8.88         13.66          9.11(2)
--------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           15.40         19.64         12.14(2)


(2)  Performance information is from June 30, 1993.

               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks long-term growth and income.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in large capitalization stocks. These are stocks with market capitalizations of greater than $3 billion at the time of purchase. Up to 10% of the Fund's assets may be invested in debt securities.

In selecting debt securities for the Fund, Colonial may invest in:

         -        debt securities that are convertible into common stock;

         - corporate debt securities rated investment-grade by at least two nationally recognized rating organizations (investment grade stocks have a rating of BBB or higher by Standard & Poor's Ratings Services or Baa or higher by Moody's Investors Service, Inc.); and

         -        debt securities issued or guaranteed by the U.S. government.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS Colonial U.S. Growth & Income Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

1995        29.70%
1996        21.84%
1997        32.23%
1998        20.15%
1999        12.00%

The Fund's year-to-date total return through March 31, 2000 was +0.40%.

For period shown in bar chart:

Best quarter:  4th quarter 1998, +21.79%

Worst quarter: 3rd quarter 1998, -14.16%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                                 LIFE OF THE
                                               DATE          1 YEAR       5 YEARS         FUND
Fund (%)                                      7/5/94          12.00        22.97          21.64
------------------------------------------ -------------- -------------- ----------- -------------
S&P Index (%)                                   N/A           21.03        28.54          26.73(3)
------------------------------------------ -------------- -------------- ----------- -------------
Lipper Average (%)                              N/A           14.63        21.86          20.42(3)


(3)  Performance information is from June 30, 1994.

                 COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks as high a level of current income as is consistent with prudent risk and maximizing total return.

PRIMARY INVESTMENT STRATEGIES

The Fund seeks to achieve its investment goals by investing in:

-        debt securities issued by the U.S. government;

-        debt securities issued by foreign governments; and

-        lower-rated corporate debt securities.

Colonial allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goals by investing a portion of its assets in lower-rated corporate debt securities. These securities have the following ratings:

-        BBB through C by Standard & Poor's Ratings Services;

-        Baa through D by Moody's Investors Service, Inc.;

-        a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

The Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

THE FUNDS  Colonial Strategic Income Fund, Variable Series


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS  Colonial Strategic Income Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Lehman Brothers Government/Corporate Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government agency, Treasury and investment-grade corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper General Bonds - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

1995         18.30%
1996          9.83%
1997          9.11%
1998          6.03%
1999          1.78%


The Fund's year-to-date total return through March 31, 2000 was -0.10%.

For period shown in bar chart:

Best quarter:  1st quarter 1995, +5.62%

Worst quarter: 1st quarter 1997, -1.00%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION       1 YEAR       5 YEARS      LIFE OF THE
                                               DATE                                       FUND
Fund (%)                                      7/5/94          1.78          8.88          8.26
-------------------------------------------------------------------------------------------------
Lehman Index (%)                                N/A          (2.15)         7.61          7.06(4)
-------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           0.76          7.84          7.03(4)


(4)   Performance information is from June 30, 1994.

             COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks long-term capital growth.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in equity securities of companies located outside the United States. The Fund may invest in equity securities located in any foreign country, including emerging market countries. The Fund may invest in companies of any size, including small capitalization stocks. The Fund may also invest in high-quality foreign government debt securities. The Fund generally diversifies its holdings across several different countries and regions.

The Fund may invest up to 10% of its assets in shares of other investment companies. Investing in investment companies may involve payment of duplicate fees because the Fund, as a shareholder, will indirectly pay a portion of the other investment company's expenses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

As a non-diversified mutual fund, the Fund is allowed to invest or hold greater than 10% of outstanding voting securities of any issuer (more than 5% of its total assets in the securities of a single issuer). This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

THE FUNDS  Colonial Strategic Income Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Morgan Stanley Capital International EAFE Index (MSCI Index), an unmanaged index that tracks the performance of international stocks by market capitalization. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper International-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS

1995          5.85%
1996          5.61%
1997         -3.27%
1998         12.96%
1999         40.58%

The Fund's year-to-date total return through March 31, 2000 was -1.08%.

For period shown in bar chart:

Best quarter:  4th quarter 1999, +23.31%

Worst quarter: 3rd quarter 1998, -16.04%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                                  LIFE OF THE
                                               DATE          1 YEAR        5 YEARS         FUND
Fund (%)                                      5/2/94          40.58         11.42          8.81
--------------------------------------------------------------------------------------------------
MSCI Index (%)                                  N/A           26.96         12.83         11.21(5)
--------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           43.23         17.36         14.16(5)


(5)  Performance information is from April 30, 1994.

                       NEWPORT TIGER FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. In selecting investments for the Fund, Newport typically purchases stocks of quality growth companies.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Because the Fund's investments are concentrated in the ten Tiger countries of Asia, the Fund is particularly susceptible to regional risks. Events in any one Tiger country may impact the other countries in the Asian region as a whole. As a result events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Morgan Stanley Capital International EAFE GDP Index (MSCI Index), a broad-based, unmanaged index that tracks the performance of foreign stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Pacific-Region-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS

1996         11.73%
1997        -31.14%
1998         -6.43%
1999         68.01%


The Fund's year-to-date total return through March 31, 2000 was +1.91%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +37.93%

Worst quarter: 2nd quarter 1998, -28.81%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                    LIFE OF THE
                                               DATE          1 YEAR           FUND
Fund (%)                                      5/1/95          68.01           7.31
-------------------------------------------------------------------------------------
MSCI Index (%)                                  N/A           31.00          15.72(6)
-------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           79.74           4.24(6)


(6)  Performance information is from April 30, 1995.

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Funds. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). LASC has been an investment advisor since 1993. As of March 31, 2000, LASC managed over $853 million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 1999 fiscal year, the Trust paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:

             Colonial Growth and Income Fund, Variable Series                   0.65%
             Stein Roe Global Utilities Fund, Variable Series                   0.65%
             Colonial U.S. Growth & Income Fund, Variable Series                0.80%
             Colonial Strategic Income Fund, Variable Series                    0.65%
             Colonial International Fund for Growth, Variable Series            0.90%
             Newport Tiger Fund, Variable Series                                0.90%


INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS

The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

COLONIAL

Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the Growth & Income Fund, U.S. Growth & Income Fund, Strategic Income Fund and International Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 2000, Colonial managed over $15.7 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:

             Colonial Growth and Income Fund, Variable Series                   0.45%
             Colonial U.S. Growth & Income Fund, Variable Series                0.60%
             Colonial Strategic Income Fund, Variable Series                    0.45%
             Colonial International Fund for Growth, Variable Series            0.70%

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

Scott Schermerhorn, a senior vice president of Colonial, has managed the Growth & Income Fund since November, 1999. Mr. Schermerhorn has managed various other funds at Colonial since October, 1998. From May, 1996 to October, 1998, Mr. Schermerhorn was the head of the value team at Federated Investors, where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund, as well as other institutional accounts. From February, 1990 to May, 1996, Mr. Schermerhorn was a portfolio manager and a member of the growth and income team at J&W Seligman.

TRUST MANAGEMENT ORGANIZATIONS

Mark Stoeckle has managed the U.S. Growth & Income Fund since December, 1996. Mr. Stoeckle is a senior vice president of Colonial. Prior to joining Colonial in October, 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company from January, 1993 to October, 1996.

Carl C. Ericson has managed the Strategic Income Fund since its inception in July, 1994. Mr. Ericson, a senior vice president of Colonial and director of Colonial's Taxable Fixed Income Group, has managed various other Colonial taxable income funds since 1985.

Charles R. Roberts, a senior vice president of Colonial, has been the lead manager for the International Fund since March, 2000. Mr. Roberts is also a senior vice president of Newport and Newport Pacific Management, Inc. (Newport Pacific), an affiliate of Colonial. Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International (Sit/Kim) since prior to 1994.

Michael Ellis, a senior vice president of Colonial, has co-managed the International Fund since March, 2000. Mr. Ellis is also a senior vice president of Newport and Newport Pacific. Prior to joining Newport and Newport Pacific in December, 1996, he was a vice president at Matthews International Capital Management since September, 1991.

Deborah Snee, a Vice President of Colonial and Europe analyst at Colonial, Stein Roe and Newport, has co-managed the International Fund since March, 2000. Prior to working at Newport, Ms. Snee spent five years at Sit/Kim as an emerging markets analyst.

Colonial will use Newport's trading facilities when buying or selling foreign securities for the Funds' portfolios. Newport executes all trades under its own procedures.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe. Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


STEIN ROE

Stein Roe, an investment advisor since 1932, is the Sub-Advisor of the Global Utilities Fund. Stein Roe's principal address is One South Wacker Drive, Chicago, Illinois 60606. As of March 31, 2000, Stein Roe managed over $20.5 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Stein Roe a sub-advisory fee at the annual rate of 0.45% of the average daily net assets of the Global Utilities Fund.

Ophelia Barsketis, a senior vice president of Stein Roe, has co-managed the Global Utilities Fund since November, 1997. Ms. Barsketis joined Stein Roe in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities, which include managing other Stein Roe funds.

Deborah A. Jansen, a senior vice president and senior research analyst for global and domestic equities and global economic forecasting for Stein Roe, has co-managed the Global Utilities Fund since November, 1997. Ms. Jansen joined Stein Roe in 1987 and served as an associate economist and senior economist before assuming her current responsibilities, which include managing other Stein Roe. Ms. Jansen left Stein Roe in January, 1995 and returned to her position as a vice president in March, 1996. From June 5, 1995 through June 30, 1995, Ms. Jansen was a senior equity research analyst for BancOne Investment Advisers Corporation.

Stein Roe will use Newport's trading facilities when buying or selling foreign securities for the Fund's portfolio. Newport executes all trades under its own procedures.

TRUST MANAGEMENT ORGANIZATIONS


NEWPORT

Newport, an investment advisor since 1987, is the Sub-Advisor of the Tiger Fund. Newport's principal address is 580 California Street, Suite 1960, San Francisco, California 94104. As of March 31, 2000, Newport managed over $1.4 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Newport a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of the Tiger Fund.

Thomas R. Tuttle and Lynda Couch, president and a managing director, respectively, of Newport, co-manage the Fund. Mr. Tuttle has co-managed other Newport Funds since November, 1995. Mr. Tuttle has been an officer of Newport since 1984. Ms. Couch has managed other Newport Funds since April, 1995. Ms. Couch has been an officer of Newport since 1994.


AFFILIATED BROKER/DEALER

Stein Roe and Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

                     OTHER INVESTMENT STRATEGIES AND RISKS


The primary investment strategies of each Fund and the associated risks are described above in each Fund's individual description. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goals, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.


U.S. GOVERNMENT SECURITIES

(Strategic Income Fund) The Fund will invest in U.S. government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund has flexibility to vary its allocation among different types of U.S. government securities based upon the Sub-Advisor's judgment of which types of securities will outperform others. In selecting investments for the Fund, the Sub-Advisor considers a security's expected income, together with its potential to rise or fall in price.


STRUCTURE RISK

(Strategic Income Fund, U.S. Growth & Income Fund, International Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in a Fund because of its investments in mortgage-backed securities and asset-backed securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.


ZERO COUPON BONDS

(Global Utilities Fund, Strategic Income Fund) Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders..


CONVERTIBLE SECURITIES

(U.S. Growth & Income Fund) Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stocks at a specified price or conversion ratio. The risk of investing in convertible securities is the value of the underlying securities will fluctuate.

OTHER INVESTMENT STRATEGIES AND RISKS


DERIVATIVE STRATEGIES

Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depends on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (e.g., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Fund.

TEMPORARY DEFENSIVE STRATEGIES

Each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit.

Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, (or shorter period if a Fund commenced operations less than five years ago) which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. This information is included in the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the Funds' financial statements, is included in the Funds' annual report. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.


COLONIAL GROWTH AND INCOME FUND, VARIABLE SERIES

                                                                          Years Ended December 31,
                                                         1999          1998         1997          1996          1995
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period ($)               16.39         15.34        13.96         12.60         10.03
-------------------------------------------------------------------------------------------------------------------------
 Net investment income (a)                               0.17          0.20         0.28          0.28          0.29
-------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains  on
    investments                                          0.69          1.50         3.75          1.98          2.72
-------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                        0.86          1.70         4.03          2.26          3.01
-------------------------------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                (0.15)        (0.18)       (0.27)        (0.28)        (0.25)
-------------------------------------------------------------------------------------------------------------------------
    In excess of net investment income                   ---          (0.00)       (0.01)         ---           ---
-------------------------------------------------------------------------------------------------------------------------
    Dividends from net realized gains                   (3.85)        (0.47)       (2.37)        (0.62)        (0.19)
-------------------------------------------------------------------------------------------------------------------------
    In excess of net realized gains                     (0.07)        (0.00)        ---           ---           ---
-------------------------------------------------------------------------------------------------------------------------
 Total distributions                                    (4.07)        (0.65)       (2.65)        (0.90)        (0.44)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                        13.18         16.39        15.34         13.96         12.60
-------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN:
   Total investment return (%) (b)                       5.55         11.13        28.97         17.89         30.03
-------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000) ($)                    197,523       149,820      106,909        93,247        71,070
-------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%) (c)         0.73          0.76         0.79          0.79          0.81
-------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
    average net assets (%) (c)                           0.99          1.24         1.77         2.02          2.51
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover ratio (%)                            172            28           60           24            79

         (a) Per share data was calculated using average shares outstanding during the period.

         (b) Total return at net asset value assuming all distributions reinvested.

         (c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES

                                                                            Years Ended December 31,
                                                           1999        1998        1997          1996            1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                  13.76        11.92       10.70        10.50            8.11
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                0.28         0.24        0.46         0.46            0.46
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses)
     on investments                                        3.63         1.93        2.62         0.23            2.39
-------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                         3.91         2.17        3.08         0.69            2.85
-------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                 (0.23)       (0.21)      (0.48)       (0.49)          (0.46)
-------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                    ---         (0.01)        ---          ---            ---
-------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains on investments     (0.29)       (0.11)      (1.38)         ---            ---
-------------------------------------------------------------------------------------------------------------------------
  Total distributions                                     (0.52)       (0.33)      (1.86)       (0.49)          (0.46)
-------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                        17.15        13.76       11.92        10.70           10.50
-------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                       28.63        18.33       28.75         6.53           35.15
-------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                     110,150       71,186      54,603       47,907          51,597
-------------------------------------------------------------------------------------------------------------------------
  Ratio of  expenses to average net assets (%)(c)          0.77         0.82        0.83         0.81            0.83
-------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%)(c)                             1.91         1.90        3.96         4.36            4.98
-------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                               52           53          89           14              18

         (a) Per share data was calculated using average shares outstanding during the period.

         (b) Total return at net asset value assuming all distributions reinvested.

         (c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

                                                                              Years Ended December 31,
                                                           1999         1998           1997         1996           1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                 18.79         16.29          14.22        12.36          10.27
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                               0.14          0.16           0.20         0.19           0.21
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments        2.07          3.12           4.37         2.52           2.84
--------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                        2.21          3.28           4.57         2.71           3.05
--------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                (0.11)        (0.12)         (0.18)       (0.17)         (0.16)
--------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                   ---            ---          (0.01)         ---            ---
--------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains on                (1.04)        (0.64)         (2.30)       (0.68)         (0.80)
     investments
--------------------------------------------------------------------------------------------------------------------------
     In excess of net realized gains                      ---          (0.02)         (0.01)         ---            ---
--------------------------------------------------------------------------------------------------------------------------
  Total distributions                                    (1.15)        (0.78)         (2.50)       (0.85)         (0.96)
--------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                       19.85         18.79          16.29        14.22          12.36
--------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)                     12.00         20.15          32.23        21.84          29.70(c)
--------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                  212,355       146,239         96,715       60,855         43,017
--------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)         0.88          0.90           0.94         0.95           1.00(e)
--------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                           0.69          0.88           1.19         1.39           1.72(c)
--------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                             101            64             63           77            115

         (a) Per share data was calculated using average shares outstanding during the period.

         (b) Total return at net asset value assuming all distributions reinvested.

         (c) Computed giving effect to Manager's expense limitation undertaking.

         (d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

         (e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.07%.

FINANCIAL HIGHLIGHTS


COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

                                                                                 Years Ended December 31,
                                                             1999          1998          1997          1996            1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                    11.08         11.15         11.04         10.99            9.79
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                  0.95          0.91          0.90          0.92            0.55
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses)
     on investments and foreign currency transactions       (0.75)        (0.24)         0.11          0.16            1.24
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                           0.20          0.67          1.01          1.08            1.79
------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                   (0.84)        (0.72)        (0.79)        (0.96)          (0.56)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                      ---          (0.02)        (0.05)          ---            ---
------------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains                       ---            ---         (0.05)        (0.07)          (0.03)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net realized gains                         ---            ---         (0.01)          ---            ---
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                       (0.84)        (0.74)        (0.90)        (1.03)          (0.59)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                          10.44         11.08         11.15         11.04           10.99
------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)                         1.78          6.03          9.11(c)       9.83(c)        18.30(c)
------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                       170,702       118,985        73,175        53,393          48,334
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (e)            0.75          0.78          0.80(d)       0.80(d)         0.84(d)
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (e)                              8.57          7.92          7.86(c)       8.13(c)         8.08(c)
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                 35            50            94           114             281

         (a) Per share data was calculated using average shares outstanding during the period.

         (b) Total return at net asset value assuming all distributions reinvested.

         (c) Computed giving effect to Manager's expense limitation undertaking.

         (d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 0.82%, 0.86% and 0.94%, respectively.

         (e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES

                                                                             Years Ended December 31,
                                                          1999          1998          1997         1996          1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                  2.00          1.78           1.96         1.97          1.88
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                               0.03          0.02           0.02         0.02          0.01
-----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses) on
     investments                                          0.78          0.21          (0.08)        0.09          0.10
-----------------------------------------------------------------------------------------------------------------------
  Total from investment operations                        0.81          0.23          (0.06)        0.11          0.11
-----------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                (0.02)        (0.00)         (0.02)        ---          (0.02)
-----------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                    ---         (0.01)         (0.02)        ---            ---
-----------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains                     ---           ---          (0.08)       (0.12)          ---
-----------------------------------------------------------------------------------------------------------------------
  Total distributions                                    (0.02)        (0.01)         (0.12)       (0.12)        (0.02)
-----------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                        2.79          2.00           1.78         1.96          1.97
-----------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)                      40.58         12.96         (3.27)        5.61          5.85
-----------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                    82,071        52,468        30,600       26,593        22,764
-----------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (c)          1.10          1.24          1.34         1.40          1.40
-----------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (c)                            1.14          0.77          0.82         0.84          0.75
-----------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                               35            28            28          115            40

         (a) Per share data was calculated using average shares outstanding during the period.

         (b) Total return at net asset value assuming all distributions reinvested.

         (c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


NEWPORT TIGER FUND, VARIABLE SERIES

                                                                          Years Ended December 31,              Period Ended
                                                                                                                December 31,
                                                                 1999        1998        1997        1996         1995***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                          1.57        1.71        2.52        2.28          2.00
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                       0.03        0.03        0.03        0.03          0.01
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses) on investments       1.04       (0.14)      (0.81)       0.24          0.29
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                1.07       (0.11)      (0.78)       0.27          0.30
---------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Distributions from net investment income                    (0.02)      (0.03)      (0.02)      (0.02)        (0.01)
---------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                            ---         ---       (0.01)        ---         (0.01)
  Total distributions                                            (0.02)      (0.03)      (0.03)      (0.03)        (0.02)
---------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                                2.62        1.57        1.71        2.52          2.28
---------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                              68.01       (6.43)     (31.14)      11.73         15.00**
---------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                             46,125      23,655      24,934      34,642        18,977
---------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%)(c)                  1.21        1.30        1.25        1.27          1.75*
---------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets (%)(c)     1.65        2.16        1.14        1.20          0.89*
---------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                      12          16          27           7            12**

         *        Annualized.

         **       Not Annualized.

         *** For the period from the commencement of operations May 1, 1995 to December 31, 1995.

         (a) Per share data was calculated using average shares outstanding during the period.

         (b) Total return at net asset value assuming all distributions reinvested.

         (c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                             SHAREHOLDER INFORMATION


PURCHASES AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value (NAV) without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUNDS CALCULATE NET ASSET VALUE Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the NAV of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION

You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust:  811-07556

Colonial Growth and Income Fund, Variable Series
Stein Roe Global Utilities Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Colonial International Fund for Growth, Variable Series
Newport Tiger Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS DATED MAY 1, 2000


Colonial Growth and Income Fund, Variable Series
Stein Roe Global Utilities Fund, Variable Series
Colonial Small Cap Value Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series


Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *
This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                    * * * *
Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


     NOT FDIC         MAY LOSE VALUE
     INSURED        NO BANK GUARANTEE

                                TABLE OF CONTENTS



THE TRUST ............................................................   3

THE FUNDS ............................................................   4

Each of these sections discusses the following
topics: Investment Goals, Primary Investment Strategies,
Primary Investment Risks and Performance History
Colonial Growth and Income Fund, Variable Series......................   4
Stein Roe Global Utilities Fund, Variable Series......................   6
Colonial Small Cap Value Fund, Variable Series........................   8
Colonial U.S. Growth & Income Fund, Variable Series...................  10
Colonial Strategic Income Fund, Variable Series.......................  12
Colonial High Yield Securities Fund, Variable Series..................  15
Liberty All-Star Equity Fund, Variable Series.........................  18

TRUST MANAGEMENT ORGANIZATIONS .......................................  21

The Trustees..........................................................  21
Investment Advisor:  Liberty Advisory Services Corp...................  21
Investment Sub-Advisors and Portfolio Managers........................  21

OTHER INVESTMENT STRATEGIES AND RISKS ................................  24

U.S. Government Securities............................................  24
Structure Risk........................................................  24
Zero Coupon Bonds.....................................................  24
Convertible Securities................................................  24
Derivative Strategies.................................................  25
Temporary Defensive Strategies........................................  25

FINANCIAL HIGHLIGHTS .................................................  26

SHAREHOLDER INFORMATION ..............................................  33

Purchases and Redemptions.............................................  33
How the Funds Calculate Net Asset Value...............................  33
Dividends and Distributions...........................................  33
Tax Consequences......................................................  33

                                    THE TRUST

Liberty Variable Investment Trust (Trust) includes twelve separate mutual funds (Funds), each with its own investment goals and strategies. This Prospectus contains information about seven of the Funds in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to each Fund. LASC has appointed an investment sub-advisor (Sub-Advisor) for each Fund, and all of the Sub-Advisors are affiliates of LASC. Each Fund has the following Sub-Advisor:


                                         FUND                                                         SUB-ADVISOR
Colonial Growth and Income Fund, Variable Series (Growth & Income Fund)             Colonial Management Associates, Inc. (Colonial)
Colonial Small Cap Value Fund, Variable Series (Small Cap Fund)
Colonial U.S. Growth & Income Fund, Variable Series (U.S. Growth & Income
              Fund) (formerly Colonial U.S. Stock Fund, Variable Series)
Colonial Strategic Income Fund, Variable Series (Strategic Income Fund)
Colonial High Yield Securities Fund, Variable Series (High Yield Fund)
-----------------------------------------------------------------------------------------------------------------------------------

Stein Roe Global Utilities Fund, Variable Series (Global Utilities Fund)            Stein Roe & Farnham Incorporated
                                                                                    (Stein Roe)
-----------------------------------------------------------------------------------------------------------------------------------
Liberty All-Star Equity Fund, Variable Series (All-Star Equity Fund)                Liberty Asset Management Company (LAMCO)

Other Funds may be added to or deleted from the Trust from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUNDS

                COLONIAL GROWTH AND INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks primarily income and long-term capital growth and, secondarily, preservation of capital.


PRIMARY INVESTMENT STRATEGIES

The Fund invests in both U.S. and foreign common stocks. In selecting stocks for the Fund, Colonial invests primarily in "value" stocks. Colonial generally selects stocks which, when purchased, fall into one of the following categories:

         1. Companies whose current business activities provide earnings, dividends or assets that represent above average value;

         2. Companies which have a record of consistent earnings growth that may provide above average stability or value in turbulent markets; or

         3. Companies with anticipated business growth prospects that represent above average value.

Colonial assesses whether a company's prospects are "above average." Colonial makes this judgment subjectively, based upon available information.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUNDS  Colonial Growth and Income Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

1994        -0.76%
1995        30.03%
1996        17.89%
1997        28.97%
1998        11.13%
1999         5.55%


The Fund's year-to-date total return through March 31, 2000 was -1.59%%.

For period shown in bar chart:

Best quarter:  4th quarter 1998, +16.92%

Worst quarter: 3rd quarter 1998, -13.57%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                                  LIFE OF THE
                                               DATE          1 YEAR        5 YEARS         FUND
Fund (%)                                      7/1/93           5.55         18.32          14.52
--------------------------------------------------------------------------------------------------
S&P Index (%)                                   N/A           21.03         28.54         22.46(1)
--------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           14.63         21.86         17.74(1)


(1) Performance information is from June 30, 1993.

                STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks current income and long-term growth of capital and income.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in U.S. and foreign securities of utility companies. Stein Roe diversifies the Fund's investments among a number of developed countries and market sectors and will have exposure to at least three countries, including the U.S. In selecting investments for the Fund, Stein Roe looks primarily for stocks of larger utility companies with established records.

Utility companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, or water or other sanitary services. They also include companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but excluding companies primarily engaged in public broadcasting, print media, cable television or the Internet).

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Utility company securities are subject to special risks. These securities are especially affected by changes in interest rates, as well as by general competitive and market forces in the industry. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUNDS  Stein Roe Global Utilities Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's Utilities Index (S&P Index), an unmanaged index that tracks the performance of domestic utility stocks, and the Morgan Stanley Capital International World Index ND (MSCI Index), an unmanaged index that tracks the performance of global stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Utilities Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

1994       -10.27%
1995        35.15%
1996         6.53%
1997        28.75%
1998        18.33%
1999        28.63%

The Fund's year-to-date total return through March 31, 2000 was +8.05%.

For period shown in bar chart:

Best quarter:  4th quarter 1999, +24.73%

Worst quarter: 1st quarter 1994, -8.91%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                                  LIFE OF THE
                                               DATE          1 YEAR        5 YEARS         FUND
Fund (%)                                      7/1/93          28.63         23.06          15.04
---------------------------------------------------------------------------------------------------
MSCI Index (%)                                  N/A           24.93         19.76          16.86(2)
---------------------------------------------------------------------------------------------------
S&P Index (%)                                   N/A           -8.88         13.66           9.11(2)
---------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           15.40         19.64          12.14(2)


(2)  Performance information is from June 30, 1993.

                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks long-term growth.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in small capitalization stocks of U.S. companies. These are stocks with market capitalizations of less than the market capitalization of the stock in the Russell 2000 Index that has the largest capitalization at the time of purchase. The remainder of the Fund's assets may be invested in other stocks, or in bonds that are rated or considered by the advisor to be investment-grade. In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses fact-based quantitative analysis supported by fundamental business and financial analysis.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS  Colonial Small Cap Value Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows the Fund's performance by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Russell 2000 Index (Russell Index), an unmanaged index that tracks the performance of small-capitalization stocks traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Small Cap-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS

1999         6.34%


The Fund's year-to-date total return through March 31, 2000 was +1.43%.

For period shown in bar chart:

Best quarter: 2nd quarter 1999, +16.78%

Worst quarter: 1st quarter 1999, -13.27%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                   LIFE OF THE
                                               DATE          1 YEAR          FUND
Fund (%)                                      5/19/98         6.34          (4.85)
------------------------------------------------------------------------------------
Russell Index (%)                               N/A           21.26          4.01(3)
------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           37.57        12.97 (3)


(3)  Performance information is from April 30, 1998.

               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks long-term growth and income.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in large capitalization stocks. These are stocks with market capitalizations of greater than $3 billion at the time of purchase. Up to 10% of the Fund's assets may be invested in debt securities.

In selecting debt securities for the Fund, Colonial may invest in:

         -        debt securities that are convertible into common stock;

         - corporate debt securities rated investment-grade by at least two nationally recognized rating organizations (investment grade stocks have a rating of BBB or higher by Standard & Poor's Ratings Services or Baa or higher by Moody's Investors Service, Inc.); and

         -        debt securities issued or guaranteed by the U.S. government.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS  Colonial U.S. Growth & Income Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

1995      29.70%
1996      21.84%
1997      32.23%
1998      20.15%
1999      12.00%

The Fund's year-to-date total return through March 31, 2000 was +0.40%.

For period shown in bar chart:

Best quarter:  4th quarter 1998, +21.79%

Worst quarter: 3rd quarter 1998, -14.16%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                                 LIFE OF THE
                                               DATE          1 YEAR       5 YEARS         FUND
Fund (%)                                      7/5/94          12.00        22.97          21.64
-------------------------------------------------------------------------------------------------
S&P Index (%)                                   N/A           21.03        28.54         26.73(4)
-------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           14.63        21.86         20.42(4)


(4)  Performance information is from June 30, 1994.

                 COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks as high a level of current income as is consistent with prudent risk and maximizing total return.


PRIMARY INVESTMENT STRATEGIES

The Fund seeks to achieve its investment goals by investing in:

-        debt securities issued by the U.S. government;

-        debt securities issued by foreign governments; and

-        lower-rated corporate debt securities.

Colonial allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goals by investing a portion of its assets in lower-rated corporate debt securities. These securities have the following ratings:

-        BBB through C by Standard & Poor's Ratings Services;

-        Baa through D by Moody's Investors Service, Inc.;

-        a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

The Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

THE FUNDS  Colonial Strategic Income Fund, Variable Series


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS  Colonial Strategic Income Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Lehman Brothers Government/Corporate Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government agency, Treasury and investment-grade corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper General Bonds - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

[BAR CHART]


1995      18.30%
1996       9.83%
1997       9.11%
1998       6.03%
1999       1.78%

The Fund's year-to-date total return through March 31, 2000 was -0.10%.

For period shown in bar chart:

Best quarter:  1st quarter 1995, +5.62%

Worst quarter: 1st quarter 1997, -1.00%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION       1 YEAR       5 YEARS      LIFE OF THE
                                               DATE                                       FUND
Fund (%)                                      7/5/94          1.78          8.88          8.26
------------------------------------------------------------------------------------------------
Lehman Index (%)                                N/A          (2.15)         7.61          7.06(5)
------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           0.76          7.84          7.03(5)


(5)  Performance information is from June 30, 1994.

              COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks current income and total return.


PRIMARY INVESTMENT STRATEGIES

The Fund pursues its investment goals by investing primarily in lower-rated corporate debt securities. These securities have the following ratings:

-        BBB through C by Standard & Poor's Ratings Services;

-        Baa through D by Moody's Investors, Service, Inc.;

-        a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

Although the Fund will invest primarily in debt securities, the Fund may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS  Colonial High Yield Securities Fund, Variable Series


Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

THE FUNDS  Colonial High Yield Securities Fund, Variable Series


PERFORMANCE HISTORY

The bar chart below shows the Fund's performance by illustrating the Fund's calendar year total return. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the CS First Boston Global High Yield Index (CS Index), an unmanaged index that tracks the performance of high yield bond funds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper High Current Yield - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

[BAR CHART]


1999     1.65%


The Fund's year-to-date total return through March 31, 2000 was -1.36%.

For period shown in bar chart:

Best quarter:  1st quarter 1999, +3.11%

Worst quarter: 3rd quarter 1999, -1.90%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION       1 YEAR        LIFE OF THE
                                               DATE                           FUND
Fund (%)                                      5/19/98         1.65           (0.59)
------------------------------------------ -------------- -------------- ----------------
CS Index (%)                                    N/A           3.28            0.06(6)
------------------------------------------ -------------- -------------- ----------------
Lipper Average (%)                              N/A           4.04           (0.28)(6)


(6)  Performance information is from April 30, 1998.

                  LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks.

The Fund's sub-advisor, LAMCO, utilizes a multi-manager concept. LAMCO allocates the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus, each of which employs a different investment style. LAMCO attempts to rebalance the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager for the following reasons:

- Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;

- Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions, but less successful performance under other conditions;

- Consequently, by allocating the Fund's portfolio on an approximately equal basis among Portfolio Managers employing different styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and

- More consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.

The Fund's current Portfolio Managers and investment styles are as follows:

- J. P. Morgan Investment Management Inc. uses a value approach by investing in companies that are diversified across all sectors and that are undervalued relative to the firm's projected growth rates.

- Oppenheimer Capital uses a value approach by investing in companies that exhibit the ability to generate excess cash flow while earning high returns on invested capital.

- Boston Partners Asset Management, L.P. uses a value approach by investing in companies with low price-to-earnings and price-to-book ratios where a catalyst for positive change has been identified.

- Westwood Management Corporation uses a growth approach by investing in growth companies selling at reasonable valuations based on the firm's earnings projections which are not yet reflected in consensus estimates.

- TCW Investment Management Company incorporates secular growth trends and uses a "bottom-up" approach by investing in primarily large-cap companies that have distinct business model advantages.

LAMCO continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

- Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected;

- A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style; or

-        Adverse changes in its ownership or personnel.

LAMCO also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes. LAMCO is also the manager of Liberty All-Star Equity Fund, a multi-managed, closed-end fund and Liberty All-Star Growth & Income Fund, a multi-managed open-ended fund. These funds have the same investment objective and investment program as the Fund, and currently have the same Portfolio Managers. LAMCO expects that these funds will make corresponding changes if and when Portfolio Managers are changed in the future.

The Fund will remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the Portfolio Managers' assessment of a company's prospects is wrong, the price of its stock may not approach the value the Portfolio Managers have placed on it.

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Russell 3000 Index (Russell Index), a capitalization weighted total return index which is comprised of 3000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

[BAR CHART]


1998      18.67%
1999       8.47%


The Fund's year-to-date total return through March 31, 2000 was +5.21%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +18.67%

Worst quarter: 3rd quarter 1998, -12.05%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION       1 YEAR       LIFE OF THE
                                               DATE                          FUND
Fund (%)                                     11/17/97          8.47          13.05
-------------------------------------------------------------------------------------
Russell Index (%)                               N/A          20.90          23.85(7)
-------------------------------------------------------------------------------------
Lipper Average (%)                              N/A          14.63          16.24(7)


(7)  Performance information is from October 31, 1997.

                         TRUST MANAGEMENT ORGANIZATIONS


THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Funds. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). LASC has been an investment advisor since 1993. As of March 31, 2000, LASC managed over $853 million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 1999 fiscal year, the Trust paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:

             Colonial Growth and Income Fund, Variable Series                   0.65%
             Stein Roe Global Utilities Fund, Variable Series                   0.65%
             Colonial Small Cap Value Fund, Variable Series                     0.80% (1)
             Colonial U.S. Growth & Income Fund, Variable Series                0.80%
             Colonial Strategic Income Fund, Variable Series                    0.65%
             Colonial High Yield Securities Fund, Variable Series               0.60% (2)
             Liberty All-Star Equity Fund, Variable Series                      0.80%

(1) The Small Cap Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.00%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.00%.

(2) The High Yield Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 0.80%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.12%.


INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS

The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

COLONIAL

Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the Growth & Income Fund, Small Cap Fund, U.S. Growth & Income Fund, Strategic Income Fund and High Yield Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 2000, Colonial managed over $15.7 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:

             Colonial Growth and Income Fund, Variable Series                   0.45%
             Colonial Small Cap Value Fund, Variable Series                     0.60%
             Colonial U.S. Growth & Income Fund, Variable Series                0.60%
             Colonial Strategic Income Fund, Variable Series                    0.45%
             Colonial High Yield Securities Fund, Variable Series               0.40%

TIME MANAGEMENT ORGANIZATIONS


Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

Scott Schermerhorn, a senior vice president of Colonial, has managed the Growth & Income Fund since November, 1999. Mr. Schermerhorn has managed various other funds at Colonial since October, 1998. From May, 1996 to October, 1998, Mr. Schermerhorn was the head of the value team at Federated Investors, where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund, as well as other institutional accounts. From February, 1990 to May, 1996, Mr. Schermerhorn was a portfolio manager and a member of the growth and income team at J&W Seligman.

James P. Haynie, a senior vice president of Colonial, has co-managed the Small Cap Fund since 1993.

Michael Rega, a vice president of Colonial, has co-managed the Small Cap Fund since 1996. He was an analyst at Colonial from 1993 to 1996.

Mark Stoeckle has managed the U.S. Growth & Income Fund since December, 1996. Mr. Stoeckle is a senior vice president of Colonial. Prior to joining Colonial in October, 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company from January, 1993 to October, 1996.

Carl C. Ericson has managed the Strategic Income Fund since its inception in July, 1994. He also has co-managed the High Yield Fund since January, 1999. Mr. Ericson, a senior vice president of Colonial and director of Colonial's Taxable Fixed Income Group, has managed various other Colonial taxable income funds since 1985.

Scott B. Richards, a senior vice president of Colonial, has co-managed the High Yield Fund since May, 1999. Prior to joining Colonial he was employed with State Street Research & Management Company as a vice president and a portfolio manager from January, 1994 to May, 1999.

Colonial will use its affiliate, Newport Fund Management, Inc.'s (Newport), trading facilities when buying or selling foreign securities for the Funds' portfolios. Newport executes all trades under its own procedures.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe. Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


STEIN ROE

Stein Roe, an investment advisor since 1932, is the Sub-Advisor of the Global Utilities Fund. Stein Roe's principal address is One South Wacker Drive, Chicago, Illinois 60606. As of March 31, 2000, Stein Roe managed over $20.5 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Stein Roe a sub-advisory fee at the annual rate of 0.45% of the average daily net assets of the Global Utilities Fund.

Ophelia Barsketis, a senior vice president of Stein Roe, has co-managed the Global Utilities Fund since November, 1997. Ms. Barsketis joined Stein Roe in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities, which include managing other Stein Roe funds.

Deborah A. Jansen, a senior vice president and senior research analyst for global and domestic equities and global economic forecasting for Stein Roe, has co-managed the Global Utilities Fund since November, 1997. Ms. Jansen joined Stein Roe in 1987 and served as an associate economist and senior economist before assuming her current responsibilities, which include managing other Stein Roe funds. Ms. Jansen left Stein Roe in January, 1995 and returned to her position as a vice president in March, 1996. From June 5, 1995 through June 30, 1995, Ms. Jansen was a senior equity research analyst for BancOne Investment Advisers Corporation.

Stein Roe will use Newport's trading facilities when buying or selling foreign securities for the Fund's portfolio. Newport executes all trades under its own procedures.

TIME MANAGEMENT ORGANIZATIONS


LAMCO AND LAMCO'S PORTFOLIO MANAGERS

LAMCO, an investment advisor since 1985, is the Sub-Advisor of the All-Star Equity Fund. LAMCO's principal address is 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210. As of March 31, 2000, LAMCO managed over $1.8 billion in assets.

LASC, out of the management fees it receives from the Trust, pays LAMCO a sub-advisory fee at the annual rate of 0.60% of the average daily net assets of the All-Star Equity Fund.

LAMCO is a manager of other investment managers which LAMCO recommends to the Board of Trustees for appointment pursuant to portfolio management agreements among the Trust, LAMCO and the Portfolio Managers. The management agreements permit each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.

Out of the management fees it receives from LASC, LAMCO pays each Portfolio Manager a fee at the annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager.

No one individual at LAMCO is responsible for LAMCO's investment management of the All-Star Equity Fund. The following individuals who work for the indicated Portfolio Managers manage a portion of All-Star Equity Fund's assets:

-        Henry D. Cavanna, Managing Director of J.P. Morgan Investment
         Management, Inc.

-        John Lindenthal, Managing Director of Oppenheimer Capital

- Mark Donovan, Chairman, Equity Strategy Committee, of Boston Partners Asset Management, L.P.

- Susan M. Byrne, President and Chief Executive Officer of Westwood Management Corp.

- Glen E. Bickerstaff, Managing Director - U.S. Equities of TCW Investment Management Company

A more complete description of each Portfolio Manager is included in the Statement of Additional Information. The Trust and LAMCO have received an exemptive order from the SEC that permits the All-Star Equity Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to holders of VA contracts and VLI policies within 90 days following the effective date of the change.


AFFILIATED BROKER/DEALER

Stein Roe and Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

                     OTHER INVESTMENT STRATEGIES AND RISKS


The primary investment strategies of each Fund and the associated risks are described above in each Fund's individual description. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goals, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.


U.S. GOVERNMENT SECURITIES

(Strategic Income Fund) The Fund will invest in U.S. government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund has flexibility to vary its allocation among different types of U.S. government securities based upon the Sub-Advisor's judgment of which types of securities will outperform others. In selecting investments for the Fund, the Sub-Advisor considers a security's expected income, together with its potential to rise or fall in price.


STRUCTURE RISK

(Strategic Income Fund, U.S. Growth & Income Fund, High Yield Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in a Fund because of its investments in mortgage-backed securities and asset-backed securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.


ZERO COUPON BONDS

(Global Utilities Fund, Strategic Income Fund, High Yield Fund) Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.


CONVERTIBLE SECURITIES

(U.S. Growth & Income Fund, High Yield Fund) Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stocks at a specified price or conversion ratio. The risk of investing in convertible securities is the value of the underlying securities will fluctuate.

OTHER INVESTMENT STRATEGIES AND RISKS


DERIVATIVE STRATEGIES

Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depends on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (e.g., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Fund.

TEMPORARY DEFENSIVE STRATEGIES

With the exception of the All-Star Equity Fund, each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit.

(High Yield Fund) If necessary, the Fund has the ability to invest 100% of its assets in higher-rated securities, if, in Colonial's opinion, economic conditions create a situation where yield spreads narrow between lower- and higher-rated securities.

Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, (or shorter period if a Fund commenced operations less than five years ago) which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. This information is included in the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the Funds' financial statements, is included in the Funds' annual report. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.


COLONIAL GROWTH AND INCOME FUND, VARIABLE SERIES

                                                                          Years Ended December 31,
                                                         1999          1998         1997         1996          1995
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period ($)               16.39         15.34        13.96         12.60         10.03
-------------------------------------------------------------------------------------------------------------------------
 Net investment income (a)                               0.17          0.20         0.28         0.28          0.29
-------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains  on
    investments                                          0.69          1.50         3.75         1.98          2.72
-------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                        0.86          1.70         4.03         2.26          3.01
-------------------------------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                (0.15)        (0.18)       (0.27)       (0.28)        (0.25)
-------------------------------------------------------------------------------------------------------------------------
    In excess of net investment income                   ---          (0.00)       (0.01)         ---           ---
-------------------------------------------------------------------------------------------------------------------------
    Dividends from net realized gains                   (3.85)        (0.47)       (2.37)       (0.62)        (0.19)
-------------------------------------------------------------------------------------------------------------------------
    In excess of net realized gains                     (0.07)        (0.00)        ---           ---           ---
-------------------------------------------------------------------------------------------------------------------------
 Total distributions                                    (4.07)        (0.65)       (2.65)       (0.90)        (0.44)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                        13.18         16.39        15.34         13.96         12.60
-------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN:
   Total investment return (%) (b)                       5.55         11.13        28.97         17.89         30.03
-------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000) ($)                     197,523       149,820      106,909       93,247        71,070
-------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%) (c)         0.73          0.76         0.79         0.79          0.81
-------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to
    average net assets (%) (c)                           0.99          1.24         1.77         2.02          2.51
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover ratio (%)                            172            28           60           24            79

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES

                                                                            Years Ended December 31,
                                                            1999         1998        1997          1996          1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                   13.76        11.92       10.70         10.50          8.11
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                 0.28         0.24        0.46          0.46          0.46
-----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses)
     on investments                                         3.63         1.93        2.62          0.23          2.39
-----------------------------------------------------------------------------------------------------------------------
  Total from investment operations                          3.91         2.17        3.08          0.69          2.85
-----------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                  (0.23)       (0.21)      (0.48)        (0.49)        (0.46)
-----------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                     ---         (0.01)        ---          ---            ---
-----------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains on investments      (0.29)       (0.11)      (1.38)         ---            ---
-----------------------------------------------------------------------------------------------------------------------
  Total distributions                                      (0.52)       (0.33)      (1.86)        (0.49)        (0.46)
-----------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                         17.15        13.76       11.92         10.70         10.50
-----------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                        28.63        18.33       28.75          6.53         35.15
-----------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                      110,150       71,186      54,603        47,907        51,597
-----------------------------------------------------------------------------------------------------------------------
  Ratio of  expenses to average net assets (%)(c)           0.77         0.82        0.83          0.81          0.83
-----------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%)(c)                              1.91         1.90        3.96          4.36          4.98
-----------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                52           53          89            14            18

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

                                                                  Year Ended        Period Ended
                                                                 December 31,       December 31,
                                                                     1999              1998***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                           8.59              10.00
----------------------------------------------------------------------------------------------------
  Net investment income (a)                                          0.02               0.08
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses) on investments          0.52              (1.41)
----------------------------------------------------------------------------------------------------
  Total from investment operations                                   0.54              (1.33)
----------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                           (0.01)             (0.07)
----------------------------------------------------------------------------------------------------
     In excess of net investment income                              ---               (0.01)
----------------------------------------------------------------------------------------------------
  Total distributions                                               (0.01)             (0.08)
----------------------------------------------------------------------------------------------------
  Net asset value, end of year                                       9.12               8.59
----------------------------------------------------------------------------------------------------
  TOTAL RETURN
     Total investment return (%)(b)(c)                               6.34            (13.25)**
----------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                 3,817              1,782
----------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                 1.00              1.00*
----------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                                      0.23              1.41*
----------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                        74                51**

         *        Annualized.

         **       Not Annualized.

         *** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

         (a) Per share data was calculated using average shares outstanding during the period.

         (b) Total return at net asset value assuming all distributions reinvested.

         (c) Had the manager not waived or reimbursed a portion of expenses, total return would have been reduced.

         (d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

         (e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 3.66% and 4.32% (annualized), respectively.

FINANCIAL HIGHLIGHTS


COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

                                                                              Years Ended December 31,
                                                          1999          1998           1997         1996            1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                 18.79         16.29          14.22        12.36           10.27
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                               0.14          0.16           0.20         0.19            0.21
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments        2.07          3.12           4.37         2.52            2.84
--------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                        2.21          3.28           4.57         2.71            3.05
--------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                (0.11)        (0.12)         (0.18)       (0.17)          (0.16)
--------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                   ---            ---          (0.01)         ---            ---
--------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains on                (1.04)        (0.64)         (2.30)       (0.68)          (0.80)
     investments
--------------------------------------------------------------------------------------------------------------------------
     In excess of net realized gains                      ---          (0.02)         (0.01)         ---            ---
--------------------------------------------------------------------------------------------------------------------------
  Total distributions                                    (1.15)        (0.78)         (2.50)       (0.85)          (0.96)
--------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                       19.85         18.79          16.29        14.22           12.36
--------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)                     12.00         20.15          32.23         21.84          29.70(c)
--------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                  212,355       146,239         96,715       60,855          43,017
--------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)         0.88          0.90           0.94         0.95            1.00(e)
--------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                           0.69          0.88           1.19         1.39            1.72(c)
--------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                             101            64             63           77             115

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.07%.

FINANCIAL HIGHLIGHTS


COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

                                                                                 Years Ended December 31,
                                                             1999          1998          1997          1996            1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                    11.08          11.15         11.04        10.99            9.79
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                  0.95          0.91          0.90          0.92            0.55
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses)
     on investments and foreign currency transactions       (0.75)        (0.24)         0.11          0.16            1.24
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                           0.20          0.67          1.01          1.08            1.79
------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                   (0.84)        (0.72)        (0.79)        (0.96)          (0.56)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                      ---          (0.02)        (0.05)          ---            ---
------------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains                       ---            ---         (0.05)        (0.07)          (0.03)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net realized gains                         ---            ---         (0.01)          ---            ---
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                       (0.84)        (0.74)        (0.90)        (1.03)          (0.59)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                          10.44         11.08         11.15         11.04           10.99
------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)                         1.78          6.03          9.11(c)       9.83(c)        18.30(c)
------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                       170,702       118,985        73,175        53,393          48,334
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (e)            0.75          0.78          0.80(d)       0.80(d)         0.84(d)
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (e)                              8.57          7.92          7.86(c)       8.13(c)         8.08(c)
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                 35            50            94           114             281

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 0.82%, 0.86% and 0.94%, respectively.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES

                                                                                           Year Ended       Period Ended
                                                                                          December 31,      December 31,
                                                                                             1999               1998***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                                                     9.31               10.00
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                                                  0.88                0.48
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized losses                                                        (0.72)              (0.74)
-------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                           0.16               (0.26)
-------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                                                   (0.62)              (0.43)
-------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                                                       ---               (0.00)
-------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                       (0.62)              (0.43)
-------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                                                           8.85                9.31
-------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)(c)                                                      1.65               (2.57)**
-------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                                        15,358               5,915
-------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                                         0.80                0.80*
-------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets (%) (c)(d)                            9.36                7.93*
-------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                                                 16                  23**

*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.28% and 1.84% (annualized), respectively.

FINANCIAL HIGHLIGHTS


LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES

                                                                 Year Ended December 31,        Period Ended
                                                                                                December 31,
                                                                  1999            1998            1997***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                         11.90            10.07           10.00
------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                       0.06            0.06             0.01
------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments                0.94            1.82             0.07
------------------------------------------------------------------------------------------------------------
  Total from investment operations                                1.00            1.88             0.08
------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                        (0.05)          (0.05)           (0.01)
------------------------------------------------------------------------------------------------------------
     Dividends form net realized gains on investments            (0.38)            ---             ---
------------------------------------------------------------------------------------------------------------
  Total distributions                                            (0.43)          (0.05)           (0.01)
------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                               12.47           11.90            10.07
------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                               8.47           18.67(c)          0.80**(c)
------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                             80,095          44,870           22,228
------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)                 0.95            1.00(e)          1.00*(e)
------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                                   0.47            0.54(c)          0.83*(c)
------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                      75              70                1**

*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations November 17, 1997 to December 31, 1997.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.04% and 1.45% (annualized), respectively.

                             SHAREHOLDER INFORMATION


PURCHASES AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value (NAV) without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUNDS CALCULATE NET ASSET VALUE Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the NAV of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION

You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust:  811-07556

Colonial Growth and Income Fund, Variable Series
Stein Roe Global Utilities Fund, Variable Series
Colonial Small Cap Value Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST


 PROSPECTUS DATED MAY 1, 2000


Colonial Small Cap Value Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series


Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *
This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *
Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.




























     NOT FDIC         MAY LOSE VALUE
     INSURED        NO BANK GUARANTEE

                                TABLE OF CONTENTS



THE TRUST                                                                         3

THE FUNDS                                                                         4

Each of these sections discusses the following
topics: Investment Goals, Primary Investment Strategies,
Primary Investment Risks and Performance History
Colonial Small Cap Value Fund, Variable Series..................................  4
Colonial U.S. Growth & Income Fund, Variable Series.............................  6
Colonial Strategic Income Fund, Variable Series.................................  8
Colonial High Yield Securities Fund, Variable Series............................  11
Liberty All-Star Equity Fund, Variable Series...................................  14

TRUST MANAGEMENT ORGANIZATIONS                                                    17

The Trustees....................................................................  17
Investment Advisor:  Liberty Advisory Services Corp.............................  17
Investment Sub-Advisors and Portfolio Managers..................................  17

OTHER INVESTMENT STRATEGIES AND RISKS                                             20

U.S. Government Securities......................................................  20
Structure Risk..................................................................  20
Zero Coupon Bonds...............................................................  20
Convertible Securities..........................................................  20
Derivative Strategies...........................................................  21
Temporary Defensive Strategies..................................................  21

FINANCIAL HIGHLIGHTS                                                              22

SHAREHOLDER INFORMATION                                                           27

Purchases and Redemptions.......................................................  27
How the Funds Calculate Net Asset Value.........................................  27
Dividends and Distributions.....................................................  27
Tax Consequences................................................................  27

                                    THE TRUST

Liberty Variable Investment Trust (Trust) includes twelve separate mutual funds (Funds), each with its own investment goals and strategies. This Prospectus contains information about five of the Funds in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to each Fund. LASC has appointed an investment sub-advisor (Sub-Advisor) for each Fund, and all of the Sub-Advisors are affiliates of LASC. Each Fund has the following Sub-Advisor:

                                         FUND                                                             SUB-ADVISOR
                                         ----                                                             -----------
Colonial Small Cap Value Fund, Variable Series (Small Cap Fund)                         Colonial Management Associates, Inc.
Colonial U.S. Growth & Income Fund, Variable Series (U.S. Growth & Income               (Colonial)
              Fund) (formerly Colonial U.S. Stock Fund, Variable Series)
Colonial Strategic Income Fund, Variable Series (Strategic Income Fund)
Colonial High Yield Securities Fund, Variable Series (High Yield Fund)

Liberty All-Star Equity Fund, Variable Series (All-Star Equity Fund)                    Liberty Asset Management Company
                                                                                        (LAMCO)


Other Funds may be added to or deleted from the Trust from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUNDS


                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES


INVESTMENT GOAL
The Fund seeks long-term growth.


PRIMARY INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in small capitalization stocks of U.S. companies. These are stocks with market capitalizations of less than the market capitalization of the stock in the Russell 2000 Index that has the largest capitalization at the time of purchase. The remainder of the Fund's assets may be invested in other stocks, or in bonds that are rated or considered by the advisor to be investment-grade. In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses fact-based quantitative analysis supported by fundamental business and financial analysis.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS Colonial Small Cap Value Fund, Variable Series

PERFORMANCE HISTORY
The bar chart below shows the Fund's performance by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Russell 2000 Index (Russell Index), an unmanaged index that tracks the performance of small-capitalization stocks traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Small Cap-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS

1999       6.34%

The Fund's year-to-date total return through March 31, 2000 was +1.43%.

For period shown in bar chart:

Best quarter: 2nd quarter 1999, +16.78%

Worst quarter: 1st quarter 1999, -13.27%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                   LIFE OF THE
                                               DATE          1 YEAR          FUND
                                               ----          ------          ----
Fund (%)                                      5/19/98         6.34          (4.85)
------------------------------------------------------------------------------------
Russell Index (%)                               N/A           21.26          4.01(1)
------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           37.57        12.97 (1)

(1) Performance information is from April 30, 1998.

               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS
The Fund seeks long-term growth and income.


PRIMARY INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in large capitalization stocks. These are stocks with market capitalizations of greater than $3 billion at the time of purchase. Up to 10% of the Fund's assets may be invested in debt securities.

In selecting debt securities for the Fund, Colonial may invest in:

         -        debt securities that are convertible into common stock;

         - corporate debt securities rated investment-grade by at least two nationally recognized rating organizations (investment grade stocks have a rating of BBB or higher by Standard & Poor's Ratings Services or Baa or higher by Moody's Investors Service, Inc.); and

         -        debt securities issued or guaranteed by the U.S. government.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

THE FUNDS Colonial Small Cap Value Fund, Variable Series

PERFORMANCE HISTORY
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS

1995           29.70%
1996           21.84%
1997           32.23%
1998           20.15%
1999           12.00%

The Fund's year-to-date total return through March 31, 2000 was +0.40%.

For period shown in bar chart:

Best quarter:  4th quarter 1998, +21.79%

Worst quarter: 3rd quarter 1998, -14.16%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                                 LIFE OF THE
                                               DATE          1 YEAR       5 YEARS         FUND
                                               ----          ------       -------         ----
Fund (%)                                      7/5/94          12.00        22.97          21.64
--------------------------------------------------------------------------------------------------
S&P Index (%)                                   N/A           21.03        28.54         26.73(2)
--------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           14.63        21.86         20.42(2)

(2) Performance information is from June 30, 1994.

                 COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS
The Fund seeks as high a level of current income as is consistent with prudent risk and maximizing total return.


PRIMARY INVESTMENT STRATEGIES
The Fund seeks to achieve its investment goals by investing in:

-        debt securities issued by the U.S. government;

-        debt securities issued by foreign governments; and

-        lower-rated corporate debt securities.

Colonial allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goals by investing a portion of its assets in lower-rated corporate debt securities. These securities have the following ratings:

-        BBB through C by Standard & Poor's Ratings Services;

-        Baa through D by Moody's Investors Service, Inc.;

-        a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

The Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

THE FUNDS  Colonial Strategic Income Fund, Variable Series

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS  Colonial Strategic Income Fund, Variable Series

PERFORMANCE HISTORY
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Lehman Brothers Government/Corporate Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government agency, Treasury and investment-grade corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper General Bonds - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS
[BAR CHART]

1995           18.30%
1996            9.83%
1997            9.11%
1998            6.03%
1999            1.78%

The Fund's year-to-date total return through March 31, 2000 was -0.10%.

For period shown in bar chart:

Best quarter:  1st quarter 1995, +5.62%

Worst quarter: 1st quarter 1997, -1.00%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION       1 YEAR       5 YEARS      LIFE OF THE
                                               DATE          ------       -------         FUND
                                             ---------                                    ----
Fund (%)                                      7/5/94          1.78          8.88          8.26
--------------------------------------------------------------------------------------------------
Lehman Index (%)                                N/A          (2.15)         7.61          7.06(3)
--------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           0.76          7.84          7.03(3)

(3) Performance information is from June 30, 1994.

              COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES


INVESTMENT GOALS
The Fund seeks current income and total return.


PRIMARY INVESTMENT STRATEGIES
The Fund pursues its investment goals by investing primarily in lower-rated corporate debt securities. These securities have the following ratings:

-        BBB through C by Standard & Poor's Ratings Services;

-        Baa through D by Moody's Investors, Service, Inc.;

-        a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

Although the Fund will invest primarily in debt securities, the Fund may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS  Colonial High Yield Securities Fund, Variable Series

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

THE FUNDS Colonial High Yield Securities Fund, Variable Series


PERFORMANCE HISTORY
The bar chart below shows the Fund's performance by illustrating the Fund's calendar year total return. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the CS First Boston Global High Yield Index (CS Index), an unmanaged index that tracks the performance of high yield bond funds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper High Current Yield - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

[Bar Chart]

1999           1.65%

The Fund's year-to-date total return through March 31, 2000 was -1.36%.

For period shown in bar chart:

Best quarter:  1st quarter 1999, +3.11%

Worst quarter: 3rd quarter 1999, -1.90%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION       1 YEAR        LIFE OF THE
                                               DATE          ------           FUND
                                               ----                           ----
Fund (%)                                      5/19/98         1.65           (0.59)
---------------------------------------------------------------------------------------
CS Index (%)                                    N/A           3.28            0.06(4)
---------------------------------------------------------------------------------------
Lipper Average (%)                              N/A           4.04           (0.28)(4)

(4) Performance information is from April 30, 1998.

                  LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES


INVESTMENT GOALS
The Fund seeks total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.


PRIMARY INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks.

The Fund's sub-advisor, LAMCO, utilizes a multi-manager concept. LAMCO allocates the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus, each of which employs a different investment style. LAMCO attempts to rebalance the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager for the following reasons:

- Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;

- Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions, but less successful performance under other conditions;

- Consequently, by allocating the Fund's portfolio on an approximately equal basis among Portfolio Managers employing different styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and

- More consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.

The Fund's current Portfolio Managers and investment styles are as follows:

- J. P. Morgan Investment Management Inc. uses a value approach by investing in companies that are diversified across all sectors and that are undervalued relative to the firm's projected growth rates.

- Oppenheimer Capital uses a value approach by investing in companies that exhibit the ability to generate excess cash flow while earning high returns on invested capital.

- Boston Partners Asset Management, L.P. uses a value approach by investing in companies with low price-to-earnings and price-to-book ratios where a catalyst for positive change has been identified.

- Westwood Management Corporation uses a growth approach by investing in growth companies selling at reasonable valuations based on the firm's earnings projections which are not yet reflected in consensus estimates.

- TCW Investment Management Company incorporates secular growth trends and uses a "bottom-up" approach by investing in primarily large-cap companies that have distinct business model advantages.

LAMCO continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

- Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected;

- A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style; or

-        Adverse changes in its ownership or personnel.

LAMCO also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes. LAMCO is also the manager of Liberty All-Star Equity Fund, a multi-managed, closed-end fund and Liberty All-Star Growth & Income Fund, a multi-managed open-ended fund. These funds have the same investment objective and investment program as the Fund, and currently have the same Portfolio Managers. LAMCO expects that these funds will make corresponding changes if and when Portfolio Managers are changed in the future.

The Fund will remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the Portfolio Managers' assessment of a company's prospects is wrong, the price of its stock may not approach the value the Portfolio Managers have placed on it.

THE FUNDS Liberty All-Star Equity Fund, Variable Series

PERFORMANCE HISTORY
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Russell 3000 Index (Russell Index), a capitalization weighted total return index which is comprised of 3000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS

[Bar Chart]


1998           18.67%
1999            8.47%


The Fund's year-to-date total return through March 31, 2000 was +5.21%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +18.67%

Worst quarter: 3rd quarter 1998, -12.05%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION       1 YEAR       LIFE OF THE
                                               DATE          ------          FUND
                                             ---------                    -----------
Fund (%)                                     11/17/97         8.47          13.05
-------------------------------------------------------------------------------------
Russell Index (%)                               N/A          20.90          23.85(5)
-------------------------------------------------------------------------------------
Lipper Average (%)                              N/A          14.63          16.24(5)


(5) Performance information is from October 31, 1997.

                         TRUST MANAGEMENT ORGANIZATIONS


THE TRUSTEES
The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.
LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Funds. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). LASC has been an investment advisor since 1993. As of March 31, 2000, LASC managed over $853 million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 1999 fiscal year, the Trust paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:

             Colonial Small Cap Value Fund, Variable Series                     0.80% (1)
             Colonial U.S. Growth & Income Fund, Variable Series                0.80%
             Colonial Strategic Income Fund, Variable Series                    0.65%
             Colonial High Yield Securities Fund, Variable Series               0.60% (2)
             Liberty All-Star Equity Fund, Variable Series                      0.80%

(1) The Small Cap Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.00%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.00%.

(2) The High Yield Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 0.80%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.12%.


INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS
The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

COLONIAL
Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the Small Cap Fund, U.S. Growth & Income Fund, Strategic Income Fund and High Yield Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 2000, Colonial managed over $15.7 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:

             Colonial Small Cap Value Fund, Variable Series                     0.60%
             Colonial U.S. Growth & Income Fund, Variable Series                0.60%
             Colonial Strategic Income Fund, Variable Series                    0.45%
             Colonial High Yield Securities Fund, Variable Series               0.40%

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

James P. Haynie, a senior vice president of Colonial, has co-managed the Small Cap Fund since 1993.

Michael Rega, a vice president of Colonial, has co-managed the Small Cap Fund since 1996. He was an analyst at Colonial from 1993 to 1996.

Mark Stoeckle has managed the U.S. Growth & Income Fund since December, 1996. Mr. Stoeckle is a senior vice president of Colonial. Prior to joining Colonial in October, 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company from January, 1993 to October, 1996.

Carl C. Ericson has managed the Strategic Income Fund since its inception in July, 1994. He also has co-managed the High Yield Fund since January, 1999. Mr. Ericson, a senior vice president of Colonial and director of Colonial's Taxable Fixed Income Group, has managed various other Colonial taxable income funds since 1985.

Scott B. Richards, a senior vice president of Colonial, has co-managed the High Yield Fund since May, 1999. Prior to joining Colonial he was employed with State Street Research & Management Company as a vice president and a portfolio manager from January, 1994 to May, 1999.

Colonial will use it's affiliate, Newport Fund Management, Inc.'s (Newport), trading facilities when buying or selling foreign securities for the Funds' portfolios. Newport executes all trades under its own procedures.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


LAMCO AND LAMCO'S PORTFOLIO MANAGERS
LAMCO, an investment advisor since 1985, is the Sub-Advisor of the All-Star Equity Fund. LAMCO's principal address is 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210. As of March 31, 2000, LAMCO managed over $1.8 billion in assets.

LASC, out of the management fees it receives from the Trust, pays LAMCO a sub-advisory fee at the annual rate of 0.60% of the average daily net assets of the All-Star Equity Fund.

LAMCO is a manager of other investment managers which LAMCO recommends to the Board of Trustees for appointment pursuant to portfolio management agreements among the Trust, LAMCO and the Portfolio Managers. The management agreements permit each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.

Out of the management fees it receives from LASC, LAMCO pays each Portfolio Manager a fee at the annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager.

No one individual at LAMCO is responsible for LAMCO's investment management of the All-Star Equity Fund. The following individuals who work for the indicated Portfolio Managers manage a portion of All-Star Equity Fund's assets:

-        Henry D. Cavanna, Managing Director of J.P. Morgan Investment
         Management, Inc.

-        John Lindenthal, Managing Director of Oppenheimer Capital

- Mark Donovan, Chairman, Equity Strategy Committee, of Boston Partners Asset Management, L.P.

- Susan M. Byrne, President and Chief Executive Officer of Westwood Management Corp.

- Glen E. Bickerstaff, Managing Director - U.S. Equities of TCW Investment Management Company

A more complete description of each Portfolio Manager is included in the Statement of Additional Information. The Trust and LAMCO have received an exemptive order from the SEC that permits the All-Star Equity Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to holders of VA contracts and VLI policies within 90 days following the effective date of the change.


AFFILIATED BROKER/DEALER
Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

                      OTHER INVESTMENT STRATEGIES AND RISKS


The primary investment strategies of each Fund and the associated risks are described above in each Fund's individual description. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goals, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.


U.S. GOVERNMENT SECURITIES
(Strategic Income Fund) The Fund will invest in U.S. government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund has flexibility to vary its allocation among different types of U.S. government securities based upon the Sub-Advisor's judgment of which types of securities will outperform others. In selecting investments for the Fund, the Sub-Advisor considers a security's expected income, together with its potential to rise or fall in price.


STRUCTURE RISK
(Strategic Income Fund, U.S. Growth & Income Fund, High Yield Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in a Fund because of its investments in mortgage-backed securities and asset-backed securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.


ZERO COUPON BONDS
(Strategic Income Fund, High Yield Fund) Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.


CONVERTIBLE SECURITIES
(U.S. Growth & Income Fund, High Yield Fund) Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stocks at a specified price or conversion ratio. The risk of investing in convertible securities is the value of the underlying securities will fluctuate.

OTHER INVESTMENT STRATEGIES AND RISKS

DERIVATIVE STRATEGIES
Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depends on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (e.g., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Fund.


TEMPORARY DEFENSIVE STRATEGIES
With the exception of the All-Star Equity Fund, each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit.

(High Yield Fund) If necessary, the Fund has the ability to invest 100% of its assets in higher-rated securities, if, in Colonial's opinion, economic conditions create a situation where yield spreads narrow between lower- and higher-rated securities.

Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, (or shorter period if a Fund commenced operations less than five years ago) which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. This information is included in the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the Funds' financial statements, is included in the Funds' annual report. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.


  COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

                                                                  Year Ended        Period Ended
                                                                  December 31,       December 31,
                                                                     1999              1998***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                           8.59              10.00

  Net investment income (a)                                          0.02               0.08

  Net realized and unrealized gains (losses) on investments          0.52              (1.41)

  Total from investment operations                                   0.54              (1.33)

  Less distributions:
     Dividends from net investment income                           (0.01)             (0.07)

     In excess of net investment income                              ---               (0.01)

  Total distributions                                               (0.01)             (0.08)

  Net asset value, end of year                                       9.12               8.59

  TOTAL RETURN
     Total investment return (%)(b)(c)                               6.34             (13.25)**

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                 3,817              1,782

  Ratio of expenses to average net assets (%) (d)(e)                 1.00               1.00*

  Ratio of net investment income to
     average net assets (%) (d)                                      0.23               1.41*

  Portfolio turnover ratio (%)                                        74                 51**

*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c) Had the manager not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 3.66% and 4.32% (annualized), respectively.

FINANCIAL HIGHLIGHTS

COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

                                                                              Years Ended December 31,
                                                          1999          1998           1997         1996           1995
                                                          ----          ----           ----         ----           ----
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                 18.79          16.29         14.22         12.36          10.27

  Net investment income (a)                               0.14          0.16           0.20         0.19           0.21

  Net realized and unrealized gains on investments        2.07          3.12           4.37         2.52           2.84

  Total from investment operations                        2.21          3.28           4.57         2.71           3.05

  Less distributions:
     Dividends from net investment income                (0.11)        (0.12)         (0.18)       (0.17)         (0.16)

     In excess of net investment income                   ---            ---          (0.01)         ---            ---

     Dividends from net realized gains on                (1.04)        (0.64)         (2.30)       (0.68)         (0.80)
     investments

     In excess of net realized gains                      ---          (0.02)         (0.01)         ---            ---

  Total distributions                                    (1.15)        (0.78)         (2.50)       (0.85)         (0.96)

  Net asset value, end of year ($)                       19.85          18.79         16.29         14.22          12.36

  TOTAL RETURN:
     Total investment return (%) (b)                     12.00          20.15         32.23         21.84        29.70(c)

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                   212,355        146,239        96,715       60,855         43,017

  Ratio of expenses to average net assets (%) (d)         0.88          0.90           0.94         0.95          1.00(e)

  Ratio of net investment income to
     average net assets (%) (d)                           0.69          0.88           1.19         1.39          1.72(c)

  Portfolio turnover ratio (%)                            101            64             63           77             115

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.07%.

FINANCIAL HIGHLIGHTS

COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

                                                                                 Years Ended December 31,
                                                             1999          1998          1997          1996            1995
                                                             ----          ----          ----          ----            ----
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                    11.08          11.15         11.04         10.99           9.79

  Net investment income (a)                                  0.95          0.91          0.90          0.92            0.55

  Net realized and unrealized gains (losses)
     on investments and foreign currency transactions       (0.75)        (0.24)         0.11          0.16            1.24

  Total from investment operations                           0.20          0.67          1.01          1.08            1.79

  Less distributions:
     Dividends from net investment income                   (0.84)        (0.72)        (0.79)        (0.96)          (0.56)

     In excess of net investment income                      ---          (0.02)        (0.05)          ---            ---

     Dividends from net realized gains                       ---            ---         (0.05)        (0.07)          (0.03)

     In excess of net realized gains                         ---            ---         (0.01)          ---            ---

  Total distributions                                       (0.84)        (0.74)        (0.90)        (1.03)          (0.59)

  Net asset value, end of year ($)                          10.44          11.08         11.15         11.04          10.99

  TOTAL RETURN:
     Total investment return (%) (b)                         1.78          6.03         9.11(c)       9.83(c)        18.30(c)

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                        170,702        118,985       73,175        53,393          48,334

  Ratio of expenses to average net assets (%) (e)            0.75          0.78         0.80(d)       0.80(d)        0.84(d)

  Ratio of net investment income to
     average net assets (%) (e)                              8.57          7.92         7.86(c)       8.13(c)        8.08(c)

  Portfolio turnover ratio (%)                                35            50            94            114            281

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 0.82%, 0.86% and 0.94%, respectively.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS

COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES

                                                                                           Year Ended         Period Ended
                                                                                          December 31,        December 31,
                                                                                             1999                  1998***
                                                                                          ------------        ------------
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                                                     9.31                10.00

  Net investment income (a)                                                                  0.88                0.48

  Net realized and unrealized losses                                                        (0.72)              (0.74)

  Total from investment operations                                                           0.16               (0.26)

  Less distributions:
     Dividends from net investment income                                                   (0.62)              (0.43)

     In excess of net investment income                                                       ---               (0.00)

  Total distributions                                                                       (0.62)              (0.43)

  Net asset value, end of year ($)                                                           8.85                9.31

  TOTAL RETURN:
     Total investment return (%) (b)(c)                                                      1.65              (2.57)**

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                                         15,358               5,915

  Ratio of expenses to average net assets (%) (d)(e)                                         0.80                0.80*

  Ratio of net investment income to average net assets (%) (c)(d)                            9.36                7.93*

  Portfolio turnover ratio (%)                                                                16                 23**


*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.28% and 1.84% (annualized), respectively.

FINANCIAL HIGHLIGHTS

LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES

                                                                  Year Ended December 31,       Period Ended
                                                                                                December 31,
                                                                  1999            1998           1997***
                                                                  ----            ----           -------
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                         11.90            10.07           10.00

  Net investment income (a)                                       0.06            0.06             0.01

  Net realized and unrealized gains on investments                0.94            1.82             0.07

  Total from investment operations                                1.00            1.88             0.08

  Less distributions:
     Dividends from net investment income                        (0.05)          (0.05)           (0.01)

     Dividends form net realized gains on investments            (0.38)            ---             ---

  Total distributions                                            (0.43)          (0.05)           (0.01)

  Net asset value, end of year ($)                               12.47            11.90           10.07

  TOTAL RETURN:
     Total investment return (%)(b)                               8.47          18.67(c)        0.80**(c)

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                              80,095          44,870           22,228

  Ratio of expenses to average net assets (%) (d)                 0.95           1.00(e)         1.00*(e)

  Ratio of net investment income to
     average net assets (%) (d)                                   0.47           0.54(c)         0.83*(c)

  Portfolio turnover ratio (%)                                     75              70              1**

*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations November 17, 1997 to December 31, 1997.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.04% and 1.45% (annualized), respectively.

                             SHAREHOLDER INFORMATION


PURCHASES AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value (NAV) without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUNDS CALCULATE NET ASSET VALUE Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the NAV of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:
Liberty Variable Investment Trust :  811-07556

Colonial Small Cap Value Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS DATED MAY 1, 2000


Colonial U.S. Growth & Income Fund, Variable Series
Newport Tiger Fund, Variable Series


Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


     NOT FDIC          MAY LOSE VALUE
     INSURED
                     NO BANK GUARANTEE

                                TABLE OF CONTENTS

THE TRUST .....................................................................3

THE FUNDS .....................................................................4

Each of these sections discusses the following
topics: Investment Goals, Primary Investment Strategies,
Primary Investment Risks and Performance History
Colonial U.S. Growth & Income Fund, Variable
Series.........................................................................4
Newport Tiger Fund, Variable Series............................................6

TRUST MANAGEMENT ORGANIZATIONS ................................................8

The Trustees...................................................................8
Investment Advisor:  Liberty Advisory Services Corp............................8
Investment Sub-Advisors and Portfolio Managers.................................8

OTHER INVESTMENT STRATEGIES AND RISKS ........................................10

Structure Risk................................................................10
Convertible Securities........................................................10
Derivative Strategies.........................................................10
Temporary Defensive Strategies................................................10

FINANCIAL HIGHLIGHTS .........................................................11

SHAREHOLDER INFORMATION ......................................................13

Purchases and Redemptions.....................................................13
How the Funds Calculate Net Asset Value.......................................13
Dividends and Distributions...................................................13
Tax Consequences..............................................................13

                                    THE TRUST

Liberty Variable Investment Trust (Trust) includes twelve separate mutual funds (Funds), each with its own investment goals and strategies. This Prospectus contains information about two of the Funds in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to each Fund. LASC has appointed an investment sub-advisor (Sub-Advisor) for each Fund, and all of the Sub-Advisors are affiliates of LASC. Each Fund has the following Sub-Advisor:

                                          FUND                                                    SUB-ADVISOR
--------------------------------------------------------------------------------  ---------------------------------------------
Colonial U.S. Growth & Income Fund, Variable Series (U.S. Growth & Income Fund)   Colonial Management Associates, Inc.
       (formerly Colonial U.S. Stock Fund, Variable Series)                       (Colonial)
--------------------------------------------------------------------------------  ---------------------------------------------
Newport Tiger Fund, Variable Series (Tiger Fund)                                  Newport Fund Management, Inc.
                                                                                  (Newport)

Other Funds may be added to or deleted from the Trust from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUNDS

               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS
The Fund seeks long-term growth and income.


PRIMARY INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in large capitalization stocks. These are stocks with market capitalizations of greater than $3 billion at the time of purchase. Up to 10% of the Fund's assets may be invested in debt securities.

In selecting debt securities for the Fund, Colonial may invest in:

         -        debt securities that are convertible into common stock;

         - corporate debt securities rated investment-grade by at least two nationally recognized rating organizations (investment grade stocks have a rating of BBB or higher by Standard & Poor's Ratings Services or Baa or higher by Moody's Investors Service, Inc.); and

         -        debt securities issued or guaranteed by the U.S. government.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

1995      29.70%
1996      21.84%
1997      32.23%
1998      20.15%
1999      12.00%

The Fund's year-to-date total return through March 31, 2000 was +0.40%.

For period shown in bar chart:

Best quarter:  4th quarter 1998, +21.79%

Worst quarter: 3rd quarter 1998, -14.16%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                                 LIFE OF THE
                                               DATE          1 YEAR       5 YEARS         FUND
Fund (%)                                      7/5/94          12.00        22.97          21.64
------------------------------------------ -------------- -------------- ----------- ----------------
S&P Index (%)                                   N/A           21.03        28.54         26.73(1)
------------------------------------------ -------------- -------------- ----------- ----------------
Lipper Average (%)                              N/A           14.63        21.86         20.42(1)

(1) Performance information is from June 30, 1994.

                       NEWPORT TIGER FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. In selecting investments for the Fund, Newport typically purchases stocks of quality growth companies.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Because the Fund's investments are concentrated in the ten Tiger countries of Asia, the Fund is particularly susceptible to regional risks. Events in any one Tiger country may impact the other countries in the Asian region as a whole. As a result events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Morgan Stanley Capital International EAFE GDP Index (MSCI Index), a broad-based, unmanaged index that tracks the performance of foreign stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Pacific-Region-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS

1996       11.73%
1997      -31.14%
1998       -6.43%
1999       68.01%

The Fund's year-to-date total return through March 31, 2000 was +1.91%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +37.93%

Worst quarter: 2nd quarter 1998, -28.81%



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                    LIFE OF THE
                                               DATE          1 YEAR           FUND
Fund (%)                                      5/1/95          68.01           7.31
------------------------------------------ -------------- -------------- ---------------
MSCI Index (%)                                  N/A           31.00         15.72(2)
------------------------------------------ -------------- -------------- ---------------
Lipper Average (%)                              N/A           79.74          4.24(2)

(2) Performance information is from April 30, 1995.

                         TRUST MANAGEMENT ORGANIZATIONS


THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Funds. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). LASC has been an investment advisor since 1993. As of March 31, 2000, LASC managed over $853 million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 1999 fiscal year, the Trust paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:

         Colonial U.S. Growth & Income Fund, Variable Series          0.80%
         Newport Tiger Fund, Variable Series                          0.90%


INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS

The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

COLONIAL

Colonial, an investment advisor since 1931, is the Sub-Advisor of the U.S. Growth & Income Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 2000, Colonial managed over $15.7 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Colonial a sub-advisory fee at the annual rate of 0.60% of the average daily net assets of the U.S. Growth & Income Fund.

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

Mark Stoeckle has managed the U.S. Growth & Income Fund since December, 1996. Mr. Stoeckle is a senior vice president of Colonial. Prior to joining Colonial in October, 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company from January, 1993 to October, 1996.

Colonial will use Newport's trading facilities when buying or selling foreign securities for the Funds' portfolios. Newport executes all trades under its own procedures.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.

NEWPORT

Newport, an investment advisor since 1987, is the Sub-Advisor of the Tiger Fund. Newport's principal address is 580 California Street, Suite 1960, San Francisco, California 94104. As of March 31, 2000, Newport managed over $1.4 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Newport a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of the Tiger Fund.

Thomas R. Tuttle and Lynda Couch, president and a managing director, respectively, of Newport, co-manage the Fund. Mr. Tuttle has co-managed other Newport Funds since November, 1995. Mr. Tuttle has been an officer of Newport since 1984. Ms. Couch has managed other Newport Funds since April, 1995. Ms. Couch has been an officer of Newport since 1994.


AFFILIATED BROKER/DEALER

Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

                      OTHER INVESTMENT STRATEGIES AND RISKS


The primary investment strategies of each Fund and the associated risks are described above in each Fund's individual description. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goals, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.


STRUCTURE RISK

(U.S. Growth & Income Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in a Fund because of its investments in mortgage-backed securities and asset-backed securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.


CONVERTIBLE SECURITIES

(U.S. Growth & Income Fund) Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stocks at a specified price or conversion ratio. The risk of investing in convertible securities is the value of the underlying securities will fluctuate.


DERIVATIVE STRATEGIES

Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depends on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (e.g., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Fund.

TEMPORARY DEFENSIVE STRATEGIES

Each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit.

Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, (or shorter period if a Fund commenced operations less than five years ago) which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. This information is included in the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the Funds' financial statements, is included in the Funds' annual report. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.


COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

                                                                              Years Ended December 31,
                                                         1999           1998           1997          1996          1995
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ($)                   18.79          16.29          14.22         12.36         10.27
Net investment income (a)                                 0.14           0.16           0.20          0.19          0.21
Net realized and unrealized gains on investments          2.07           3.12           4.37          2.52          2.84
Total from investment operations                          2.21           3.28           4.57          2.71          3.05
Less distributions:
   Dividends from net investment income                  (0.11)         (0.12)         (0.18)        (0.17)        (0.16)
   In excess of net investment income                       --             --          (0.01)           --            --
   Dividends from net realized gains on                  (1.04)         (0.64)         (2.30)        (0.68)        (0.80)
   investments
   In excess of net realized gains                          --          (0.02)         (0.01)           --            --
Total distributions                                      (1.15)         (0.78)         (2.50)        (0.85)        (0.96)
Net asset value, end of year ($)                         19.85          18.79          16.29         14.22         12.36

TOTAL RETURN:
   Total investment return (%) (b)                       12.00          20.15          32.23         21.84         29.70(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) ($)                    212,355        146,239         96,715        60,855        43,017
Ratio of expenses to average net assets (%) (d)           0.88           0.90           0.94          0.95          1.00(e)
Ratio of net investment income to
   average net assets (%) (d)                             0.69           0.88           1.19          1.39          1.72(c)
Portfolio turnover ratio (%)                               101             64             63            77           115

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.07%.

FINANCIAL HIGHLIGHTS

NEWPORT TIGER FUND, VARIABLE SERIES

                                                                             Years Ended December 31,              Period Ended
                                                                                                                    December 31,
                                                                    1999         1998         1997         1996       1995***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                             1.57         1.71         2.52         2.28         2.00
  Net investment income (a)                                          0.03         0.03         0.03         0.03         0.01
  Net realized and unrealized gains (losses) on investments          1.04        (0.14)       (0.81)        0.24         0.29
  Total from investment operations                                   1.07        (0.11)       (0.78)        0.27         0.30
  Less distributions:
     Distributions from net investment income                       (0.02)       (0.03)       (0.02)       (0.02)       (0.01)
     In excess of net investment income                                --           --        (0.01)          --        (0.01)
  Total distributions                                               (0.02)       (0.03)       (0.03)       (0.03)       (0.02)
  Net asset value, end of year ($)                                   2.62         1.57         1.71         2.52         2.28

  TOTAL RETURN:
     Total investment return (%)(b)                                 68.01        (6.43)      (31.14)       11.73        15.00**

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                46,125       23,655       24,934       34,642       18,977
  Ratio of expenses to average net assets (%)(c)                     1.21         1.30         1.25         1.27         1.75*
  Ratio of net investment income to average net assets (%)(c)        1.65         2.16         1.14         1.20         0.89*
  Portfolio turnover ratio (%)                                         12           16           27            7           12**

  *      Annualized.

  **     Not Annualized.

  *** For the period from the commencement of operations May 1, 1995 to December 31, 1995.

  (a) Per share data was calculated using average shares outstanding during the period.

  (b)    Total return at net asset value assuming all distributions reinvested.

  (c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                             SHAREHOLDER INFORMATION


PURCHASES AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value (NAV) without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUNDS CALCULATE NET ASSET VALUE Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the NAV of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION

You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust :  811-07556

Colonial U.S. Growth & Income Fund, Variable Series
Newport Tiger Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST

PROSPECTUS DATED MAY 1, 2000

Newport Tiger Fund, Variable Series


                                TABLE OF CONTENTS


THE TRUST ....................................................................2

THE FUND .....................................................................3

Investment Goal...............................................................3
Primary Investment Strategies.................................................3
Primary Investment Risks......................................................3
Performance History...........................................................4

TRUST MANAGEMENT ORGANIZATIONS ...............................................5

The Trustees..................................................................5
Investment Advisor:  Liberty Advisory Services Corp...........................5
Investment Sub-Advisor and Portfolio Managers.................................5

OTHER INVESTMENT STRATEGIES AND RISKS ........................................6

Derivative Strategies.........................................................6
Temporary Defensive Strategies................................................6

FINANCIAL HIGHLIGHTS .........................................................7

SHAREHOLDER INFORMATION ......................................................8

Purchases and Redemptions.....................................................8
How the Fund Calculates Net Asset Value.......................................8
Dividends and Distributions...................................................8
Tax Consequences..............................................................8

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

     NOT FDIC         MAY LOSE VALUE
     INSURED
                    NO BANK GUARANTEE

THE TRUST

Liberty Variable Investment Trust (Trust) includes twelve separate mutual funds (Funds), each with its own investment goals and strategies. This Prospectus contains information about one of the Funds in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to the Newport Tiger Fund, Variable Series (Fund). LASC has appointed an investment sub-advisor (Sub-Advisor) for the Fund, who is an affiliate of LASC. The Fund is sub-advised by Newport Fund Management, Inc. (Newport).


Other Funds may be added to or deleted from the Trust from time to time.


The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.


The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUND


                       NEWPORT TIGER FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. In selecting investments for the Fund, Newport typically purchases stocks of quality growth companies.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Because the Fund's investments are concentrated in the ten Tiger countries of Asia, the Fund is particularly susceptible to regional risks. Events in any one Tiger country may impact the other countries in the Asian region as a whole. As a result events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Morgan Stanley Capital International EAFE GDP Index (MSCI Index), a broad-based, unmanaged index that tracks the performance of foreign stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Pacific-Region-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS

1996       11.73%
1997      -31.14%
1998       -6.43%
1999       68.01%

The Fund's year-to-date total return through March 31, 2000 was +1.91%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +37.93%

Worst quarter: 2nd quarter 1998, -28.81%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                    LIFE OF THE
                                               DATE          1 YEAR           FUND
Fund (%)                                      5/1/95          68.01           7.31
MSCI Index (%)                                  N/A           31.00         15.72(1)
Lipper Average (%)                              N/A           79.74          4.24(1)

(1) Performance information is from April 30, 1995.

                         TRUST MANAGEMENT ORGANIZATIONS


THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Fund. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). LASC has been an investment advisor since 1993. As of March 31, 2000, LASC managed over $853 million in assets. LASC designates the Trust's Sub-Advisor, evaluates and monitors the Sub-Advisor's performance and investment program and recommends to the Board of Trustees whether the Sub-Advisor's contract should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial Management Associates, Inc. in accordance with this authority.

For the 1999 fiscal year, the Trust paid LASC a management fee at the annual rate of 0.90% of the average daily net assets of the Fund.


INVESTMENT SUB-ADVISOR AND PORTFOLIO MANAGERS

The Sub-Advisor manages the assets of the Fund under the supervision of LASC and the Board of Trustees. The Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund. The Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

NEWPORT
Newport, an investment advisor since 1987, is the Sub-Advisor of the Fund. Newport's principal address is 580 California Street, Suite 1960, San Francisco, California 94104. As of March 31, 2000, Newport managed over $1.4 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Newport a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of the Fund.

Thomas R. Tuttle and Lynda Couch, president and a managing director, respectively, of Newport, co-manage the Fund. Mr. Tuttle has co-managed other Newport Funds since November, 1995. Mr. Tuttle has been an officer of Newport since 1984. Ms. Couch has managed other Newport Funds since April, 1995. Ms. Couch has been an officer of Newport since 1994.

                      OTHER INVESTMENT STRATEGIES AND RISKS


The primary investment strategies of the Fund and the associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


DERIVATIVE STRATEGIES

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depends on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (e.g., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES

The Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit.

Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The Fund's total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.


NEWPORT TIGER FUND, VARIABLE SERIES

                                                                              Years Ended December 31,                  Period Ended
                                                                                                                        December 31,
                                                                    1999         1998         1997         1996            1995***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                             1.57         1.71         2.52         2.28            2.00
  Net investment income (a)                                          0.03         0.03         0.03         0.03            0.01
  Net realized and unrealized gains (losses) on investments          1.04        (0.14)       (0.81)        0.24            0.29
  Total from investment operations                                   1.07        (0.11)       (0.78)        0.27            0.30
  Less distributions:
     Distributions from net investment income                       (0.02)       (0.03)       (0.02)       (0.02)          (0.01)
     In excess of net investment income                                --           --        (0.01)          --           (0.01)
  Total distributions                                               (0.02)       (0.03)       (0.03)       (0.03)          (0.02)
  Net asset value, end of year ($)                                   2.62         1.57         1.71         2.52            2.28

  TOTAL RETURN:
     Total investment return (%)(b)                                 68.01        (6.43)      (31.14)       11.73           15.00**

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                46,125       23,655       24,934       34,642          18,977
  Ratio of expenses to average net assets (%)(c)                     1.21         1.30         1.25         1.27            1.75*
  Ratio of net investment income to average net assets (%)(c)        1.65         2.16         1.14         1.20            0.89*
  Portfolio turnover ratio (%)                                         12           16           27            7              12**

  *      Annualized.

  **     Not Annualized.

  *** For the period from the commencement of operations May 1, 1995 to December 31, 1995.

  (a) Per share data was calculated using average shares outstanding during the period.

  (b)    Total return at net asset value assuming all distributions reinvested.

  (c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                             SHAREHOLDER INFORMATION


PURCHASES AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value (NAV) without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUND CALCULATES NET ASSET VALUE The share price is its NAV next determined. NAV is the difference between the value of the Fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the NAV of the Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS The Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of the Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES The Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). The Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, the Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, the Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual report to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:
Liberty Variable Investment Trust :  811-07556

Newport Tiger Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS DATED MAY 1, 2000

Stein Roe Global Utilities Fund, Variable Series
Colonial Small Cap Value Fund, Variable Series
Colonial U.S. Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Colonial High Yield Securities Fund, Variable Series
Liberty All-Star Equity Fund, Variable Series
Newport Tiger Fund, Variable Series


Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

     NOT FDIC         MAY LOSE VALUE
     INSURED
                    NO BANK GUARANTEE

                                TABLE OF CONTENTS



THE TRUST .................................................................... 3

THE FUNDS .................................................................... 4

Each of these sections discusses the following
topics: Investment Goals, Primary Investment Strategies,
Primary Investment Risks and Performance History
Stein Roe Global Utilities Fund, Variable Series.............................. 4
Colonial Small Cap Value Fund, Variable Series................................ 6
Colonial U.S. Growth & Income Fund, Variable Series........................... 8
Colonial Strategic Income Fund, Variable Series...............................10
Colonial High Yield Securities Fund, Variable Series..........................13
Liberty All-Star Equity Fund, Variable Series.................................16
Newport Tiger Fund, Variable Series...........................................19

TRUST MANAGEMENT ORGANIZATIONS ...............................................24

The Trustees..................................................................24
Investment Advisor:  Liberty Advisory Services Corp...........................24
Investment Sub-Advisors and Portfolio Managers................................25

OTHER INVESTMENT STRATEGIES AND RISKS ........................................28

U.S. Government Securities....................................................28
Structure Risk................................................................28
Zero Coupon Bonds.............................................................28
Convertible Securities........................................................28
Derivative Strategies.........................................................29
Temporary Defensive Strategies................................................29

FINANCIAL HIGHLIGHTS .........................................................30

SHAREHOLDER INFORMATION ......................................................40

Purchases and Redemptions.....................................................40
How the Funds Calculate Net Asset Value.......................................40
Dividends and Distributions...................................................40
Tax Consequences..............................................................40

                                    THE TRUST

Liberty Variable Investment Trust (Trust) includes twelve separate mutual funds (Funds), each with its own investment goals and strategies. This Prospectus contains information about seven of the Funds in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to each Fund. LASC has appointed an investment sub-advisor (Sub-Advisor) for each Fund, and all of the Sub-Advisors are affiliates of LASC. Each Fund has the following Sub-Advisor:

                                  FUND                                                              SUB-ADVISOR
--------------------------------------------------------------------------      ------------------------------------------------
Colonial Small Cap Value Fund, Variable Series (Small Cap Fund)                 Colonial Management Associates, Inc. (Colonial)
Colonial U.S. Growth & Income Fund, Variable Series (U.S. Growth & Income
              Fund) (formerly Colonial U.S. Stock Fund, Variable Series)
Colonial Strategic Income Fund, Variable Series (Strategic Income Fund)
Colonial High Yield Securities Fund, Variable Series (High Yield Fund)

Stein Roe Global Utilities Fund, Variable Series (Global Utilities Fund)        Stein Roe & Farnham Incorporated
                                                                                (Stein Roe)

Newport Tiger Fund, Variable Series (Tiger Fund)                                Newport Fund Management, Inc.
                                                                                (Newport)

Liberty All-Star Equity Fund, Variable Series (All-Star Equity Fund)            Liberty Asset Management Company (LAMCO)

Other Funds may be added to or deleted from the Trust from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUNDS


                STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks current income and long-term growth of capital and income.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in U.S. and foreign securities of utility companies. Stein Roe diversifies the Fund's investments among a number of developed countries and market sectors and will have exposure to at least three countries, including the U.S. In selecting investments for the Fund, Stein Roe looks primarily for stocks of larger utility companies with established records.

Utility companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, or water or other sanitary services. They also include companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but excluding companies primarily engaged in public broadcasting, print media, cable television or the Internet).

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Utility company securities are subject to special risks. These securities are especially affected by changes in interest rates, as well as by general competitive and market forces in the industry. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUNDS  Stein Roe Global Utilities Fund, Variable Series

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's Utilities Index (S&P Index), an unmanaged index that tracks the performance of domestic utility stocks, and the Morgan Stanley Capital International World Index ND (MSCI Index), an unmanaged index that tracks the performance of global stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Utilities Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1994      -10.27%
1995       35.15%
1996        6.53%
1997       28.75%
1998       18.33%
1999       28.63%

The Fund's year-to-date total return through March 31, 2000 was +8.05%.

For period shown in bar chart:

Best quarter:  4th quarter 1999, +24.73%

Worst quarter: 1st quarter 1994, -8.91%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                                  LIFE OF THE
                                               DATE          1 YEAR        5 YEARS         FUND
Fund (%)                                      7/1/93          28.63         23.06          15.04
MSCI Index (%)                                  N/A           24.93         19.76         16.86(1)
S&P Index (%)                                   N/A           -8.88         13.66           9.11(1)
Lipper Average (%)                              N/A           15.40         19.64         12.14(1)

(1) Performance information is from June 30, 1993.

                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks long-term growth.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in small capitalization stocks of U.S. companies. These are stocks with market capitalizations of less than the market capitalization of the stock in the Russell 2000 Index that has the largest capitalization at the time of purchase. The remainder of the Fund's assets may be invested in other stocks, or in bonds that are rated or considered by the advisor to be investment-grade. In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses fact-based quantitative analysis supported by fundamental business and financial analysis.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

PERFORMANCE HISTORY

The bar chart below shows the Fund's performance by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Russell 2000 Index (Russell Index), an unmanaged index that tracks the performance of small-capitalization stocks traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Small Cap-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy..

CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1999       6.34%

The Fund's year-to-date total return through March 31, 2000 was +1.43%.

For period shown in bar chart:

Best quarter: 2nd quarter 1999, +16.78%

Worst quarter: 1st quarter 1999, -13.27%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                   LIFE OF THE
                                               DATE          1 YEAR          FUND
Fund (%)                                      5/19/98         6.34          (4.85)
Russell Index (%)                               N/A           21.26          4.01(2)
Lipper Average (%)                              N/A           37.57        12.97 (2)

(2) Performance information is from April 30, 1998.

               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks long-term growth and income.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in large capitalization stocks. These are stocks with market capitalizations of greater than $3 billion at the time of purchase. Up to 10% of the Fund's assets may be invested in debt securities.

In selecting debt securities for the Fund, Colonial may invest in:

         -        debt securities that are convertible into common stock;

         - corporate debt securities rated investment-grade by at least two nationally recognized rating organizations (investment grade stocks have a rating of BBB or higher by Standard & Poor's Ratings Services or Baa or higher by Moody's Investors Service, Inc.); and

         -        debt securities issued or guaranteed by the U.S. government.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1995      29.70%
1996      21.84%
1997      32.23%
1998      20.15%
1999      12.00%

The Fund's year-to-date total return through March 31, 2000 was +0.40%.

For period shown in bar chart:

Best quarter:  4th quarter 1998, +21.79%

Worst quarter: 3rd quarter 1998, -14.16%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                                 LIFE OF THE
                                               DATE          1 YEAR       5 YEARS         FUND
Fund (%)                                      7/5/94          12.00        22.97          21.64
S&P Index (%)                                   N/A           21.03        28.54         26.73(3)
Lipper Average (%)                              N/A           14.63        21.86         20.42(3)

(3) Performance information is from June 30, 1994.

                 COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks as high a level of current income as is consistent with prudent risk and maximizing total return.


PRIMARY INVESTMENT STRATEGIES

The Fund seeks to achieve its investment goals by investing in:

-        debt securities issued by the U.S. government;

-        debt securities issued by foreign governments; and

-        lower-rated corporate debt securities.

Colonial allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goals by investing a portion of its assets in lower-rated corporate debt securities. These securities have the following ratings:

-        BBB through C by Standard & Poor's Ratings Services;

-        Baa through D by Moody's Investors Service, Inc.;

-        a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

The Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

THE FUNDS Colonial Strategic Income Fund, Variable Series

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Lehman Brothers Government/Corporate Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government agency, Treasury and investment-grade corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper General Bonds - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1995      18.30%
1996       9.83%
1997       9.11%
1998       6.03%
1999       1.78%

The Fund's year-to-date total return through March 31, 2000 was -0.10%.

For period shown in bar chart:

Best quarter:  1st quarter 1995, +5.62%

Worst quarter: 1st quarter 1997, -1.00%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION       1 YEAR       5 YEARS      LIFE OF THE
                                               DATE                                       FUND
Fund (%)                                      7/5/94          1.78          8.88          8.26
Lehman Index (%)                                N/A          (2.15)         7.61          7.06(4)
Lipper Average (%)                              N/A           0.76          7.84          7.03(4)

(4) Performance information is from June 30, 1994.

              COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks current income and total return.


PRIMARY INVESTMENT STRATEGIES

The Fund pursues its investment goals by investing primarily in lower-rated corporate debt securities. These securities have the following ratings:

-        BBB through C by Standard & Poor's Ratings Services;

-        Baa through D by Moody's Investors, Service, Inc.;

-        a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

Although the Fund will invest primarily in debt securities, the Fund may invest in equity securities to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stocks. Additionally, the Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS  Colonial High Yield Securities Fund, Variable Series



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

THE FUNDS  Colonial High Yield Securities Fund, Variable Series




PERFORMANCE HISTORY

The bar chart below shows the Fund's performance by illustrating the Fund's calendar year total return. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the CS First Boston Global High Yield Index (CS Index), an unmanaged index that tracks the performance of high yield bond funds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper High Current Yield - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]

1999                1.65%

The Fund's year-to-date total return through March 31, 2000 was -1.36%.

For period shown in bar chart:

Best quarter:  1st quarter 1999, +3.11%

Worst quarter: 3rd quarter 1999, -1.90%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                          INCEPTION     1 YEAR       LIFE OF THE
                                            DATE                        FUND
Fund (%)                                   5/19/98       1.65         (0.59)
--------------------------------------------------------------------------------
CS Index (%)                                 N/A         3.28          0.06(5)
--------------------------------------------------------------------------------
Lipper Average (%)                           N/A         4.04         (0.28)(5)

(5) Performance information is from April 30, 1998.

                  LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.

PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks.

The Fund's sub-advisor, LAMCO, utilizes a multi-manager concept. LAMCO allocates the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations (Portfolio Managers). There are five Portfolio Managers as of the date of this prospectus, each of which employs a different investment style. LAMCO attempts to rebalance the portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager for the following reasons:

         - Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;

         - Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions, but less successful performance under other conditions;

         - Consequently, by allocating the Fund's portfolio on an approximately equal basis among Portfolio Managers employing different styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and

         - More consistent performance at a given annual rate of return over time produces a higher rate of return for the long term than more volatile performance having the same average annual rate of return.

The Fund's current Portfolio Managers and investment styles are as follows:

         - J. P. Morgan Investment Management Inc. uses a value approach by investing in companies that are diversified across all sectors and that are undervalued relative to the firm's projected growth rates.

         - Oppenheimer Capital uses a value approach by investing in companies that exhibit the ability to generate excess cash flow while earning high returns on invested capital.

         - Boston Partners Asset Management, L.P. uses a value approach by investing in companies with low price-to-earnings and price-to-book ratios where a catalyst for positive change has been identified.

         - Westwood Management Corporation uses a growth approach by investing in growth companies selling at reasonable valuations based on the firm's earnings projections which are not yet reflected in consensus estimates.

         - TCW Investment Management Company incorporates secular growth trends and uses a "bottom-up" approach by investing in primarily large-cap companies that have distinct business model advantages.

LAMCO continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

         - Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected;

         - A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style; or

         -        Adverse changes in its ownership or personnel.

THE FUNDS  Liberty All-Star Equity Fund, Variable Series



LAMCO also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Fund's Portfolio Managers. The Board of Trustees must approve all Portfolio Manager changes. LAMCO is also the manager of Liberty All-Star Equity Fund, a multi-managed, closed-end fund and Liberty All-Star Growth & Income Fund, a multi-managed open-ended fund. These funds have the same investment objective and investment program as the Fund, and currently have the same Portfolio Managers. LAMCO expects that these funds will make corresponding changes if and when Portfolio Managers are changed in the future.

The Fund will remain substantially fully invested during periods when stock prices generally rise and also during periods when they generally decline. The Fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the Portfolio Managers' assessment of a company's prospects is wrong, the price of its stock may not approach the value the Portfolio Managers have placed on it.

THE FUNDS  Liberty All-Star Equity Fund, Variable Series




PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Russell 3000 Index (Russell Index), a capitalization weighted total return index which is comprised of 3000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]

1998                18.67%

1999                 8.47%

The Fund's year-to-date total return through March 31, 2000 was +5.21%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +18.67%

Worst quarter: 3rd quarter 1998, -12.05%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                          INCEPTION      1 YEAR      LIFE OF THE
                                            DATE                        FUND
Fund (%)                                  11/17/97        8.47         13.05
--------------------------------------------------------------------------------
Russell Index (%)                            N/A         20.90         23.85(6)
--------------------------------------------------------------------------------
Lipper Average (%)                           N/A         14.63         16.24(6)

(6) Performance information is from October 31, 1997.

                       NEWPORT TIGER FUND, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. In selecting investments for the Fund, Newport typically purchases stocks of quality growth companies.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Because the Fund's investments are concentrated in the ten Tiger countries of Asia, the Fund is particularly susceptible to regional risks. Events in any one Tiger country may impact the other countries in the Asian region as a whole. As a result events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

THE FUNDS  Newport Tiger Fund, Variable Series




PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Morgan Stanley Capital International EAFE GDP Index (MSCI Index), a broad-based, unmanaged index that tracks the performance of foreign stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Pacific-Region-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

                                  [BAR CHART]

1996                11.73%

1999               -31.14%

1998                -6.43%

1999                68.01%

The Fund's year-to-date total return through March 31, 2000 was +1.91%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +37.93%

Worst quarter: 2nd quarter 1998, -28.81%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                         INCEPTION                   LIFE OF THE
                                           DATE          1 YEAR          FUND
Fund (%)                                  5/1/95         68.01          7.31
--------------------------------------------------------------------------------
MSCI Index (%)                              N/A          31.00         15.72(7)
--------------------------------------------------------------------------------
Lipper Average (%)                          N/A          79.74          4.24(7)


(7) Performance information is from April 30, 1995.

                         TRUST MANAGEMENT ORGANIZATIONS


THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Funds. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). LASC has been an investment advisor since 1993. As of March 31, 2000, LASC managed over $853 million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 1999 fiscal year, the Trust paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:

             Stein Roe Global Utilities Fund, Variable Series                   0.65%
             Colonial Small Cap Value Fund, Variable Series                     0.80% (1)
             Colonial U.S. Growth & Income Fund, Variable Series                0.80%
             Colonial Strategic Income Fund, Variable Series                    0.65%
             Colonial High Yield Securities Fund, Variable Series               0.60% (2)
             Liberty All-Star Equity Fund, Variable Series                      0.80%
             Newport Tiger Fund, Variable Series                                0.90%

(1) The Small Cap Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 1.00%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.00%.

(2) The High Yield Fund's advisor has voluntarily agreed to waive its management fee and reimburse other expenses so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 0.80%. As a result the actual management fee paid to the advisor for the 1999 fiscal year was 0.12%.


INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS

The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.


COLONIAL

Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the Small Cap Fund, U.S. Growth & Income Fund, Strategic Income Fund, High Yield Fund, International Horizons Fund and Global Equity Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 2000, Colonial managed over $15.7 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:

             Colonial Small Cap Value Fund, Variable Series                     0.60%
             Colonial U.S. Growth & Income Fund, Variable Series                0.60%
             Colonial Strategic Income Fund, Variable Series                    0.45%
             Colonial High Yield Securities Fund, Variable Series               0.40%

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

TRUST MANAGEMENT ORGANIZATIONS




James P. Haynie, a senior vice president of Colonial, has co-managed the Small Cap Fund since 1993.

Michael Rega, a vice president of Colonial, has co-managed the Small Cap Fund since 1996. He was an analyst at Colonial from 1993 to 1996.

Mark Stoeckle has managed the U.S. Growth & Income Fund since December, 1996. Mr. Stoeckle is a senior vice president of Colonial. Prior to joining Colonial in October, 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company from January, 1993 to October, 1996.

Carl C. Ericson has managed the Strategic Income Fund since its inception in July, 1994. He also has co-managed the High Yield Fund since January, 1999. Mr. Ericson, a senior vice president of Colonial and director of Colonial's Taxable Fixed Income Group, has managed various other Colonial taxable income funds since 1985.

Scott B. Richards, a senior vice president of Colonial, has co-managed the High Yield Fund since May, 1999. Prior to joining Colonial he was employed with State Street Research & Management Company as a vice president and a portfolio manager from January, 1994 to May, 1999.

Colonial will use Newport's trading facilities when buying or selling foreign securities for the Funds' portfolios. Newport executes all trades under its own procedures.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe. Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


STEIN ROE

Stein Roe, an investment advisor since 1932, is the Sub-Advisor of the Global Utilities Fund. Stein Roe's principal address is One South Wacker Drive, Chicago, Illinois 60606. As of March 31, 2000, Stein Roe managed over $20.5 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Stein Roe a sub-advisory fee at the annual rate of 0.45% of the average daily net assets of the Global Utilities Fund.

Ophelia Barsketis, a senior vice president of Stein Roe, has co-managed the Global Utilities Fund since November, 1997. Ms. Barsketis joined Stein Roe in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities, which include managing other Stein Roe funds.

Deborah A. Jansen, a senior vice president and senior research analyst for global and domestic equities and global economic forecasting for Stein Roe, has co-managed the Global Utilities Fund since November, 1997. Ms. Jansen joined Stein Roe in 1987 and served as an associate economist and senior economist before assuming her current responsibilities, which include managing other Stein Roe Funds. Ms. Jansen left Stein Roe in January, 1995 and returned to her position as a vice president in March, 1996. From June 5, 1995 through June 30, 1995, Ms. Jansen was a senior equity research analyst for BancOne Investment Advisers Corporation.

Stein Roe will use Newport's trading facilities when buying or selling foreign securities for the Fund's portfolio. Newport executes all trades under its own procedures.

TRUST MANAGEMENT ORGANIZATIONS




LAMCO AND LAMCO'S PORTFOLIO MANAGERS

LAMCO, an investment advisor since 1985, is the Sub-Advisor of the All-Star Equity Fund. LAMCO's principal address is 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210. As of March 31, 2000, LAMCO managed over $1.8 billion in assets.

LASC, out of the management fees it receives from the Trust, pays LAMCO a sub-advisory fee at the annual rate of 0.60% of the average daily net assets of the All-Star Equity Fund.

LAMCO is a manager of other investment managers which LAMCO recommends to the Board of Trustees for appointment pursuant to portfolio management agreements among the Trust, LAMCO and the Portfolio Managers. The management agreements permit each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Fund's assets.

Out of the management fees it receives from LASC, LAMCO pays each Portfolio Manager a fee at the annual rate of 0.30% of the average daily net assets of the portion of the Fund's assets assigned to that Portfolio Manager.

No one individual at LAMCO is responsible for LAMCO's investment management of the All-Star Equity Fund. The following individuals who work for the indicated Portfolio Managers manage a portion of All-Star Equity Fund's assets:

-        Henry D. Cavanna, Managing Director of J.P. Morgan Investment
         Management, Inc.

-        John Lindenthal, Managing Director of Oppenheimer Capital

- Mark Donovan, Chairman, Equity Strategy Committee, of Boston Partners Asset Management, L.P.

- Susan M. Byrne, President and Chief Executive Officer of Westwood Management Corp.

- Glen E. Bickerstaff, Managing Director - U.S. Equities of TCW Investment Management Company

A more complete description of each Portfolio Manager is included in the Statement of Additional Information. The Trust and LAMCO have received an exemptive order from the SEC that permits the All-Star Equity Fund to change Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to holders of VA contracts and VLI policies within 90 days following the effective date of the change.


NEWPORT

Newport, an investment advisor since 1987, is the Sub-Advisor of the Tiger Fund. Newport's principal address is 580 California Street, Suite 1960, San Francisco, California 94104. As of March 31, 2000, Newport managed over $1.4 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Newport a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of the Tiger Fund.

Thomas R. Tuttle and Lynda Couch, president and a managing director, respectively, of Newport, co-manage the Fund. Mr. Tuttle has co-managed other Newport Funds since November, 1995. Mr. Tuttle has been an officer of Newport since 1984. Ms. Couch has managed other Newport Funds since April, 1995. Ms. Couch has been an officer of Newport since 1994.


AFFILIATED BROKER/DEALER

Stein Roe and Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

                      OTHER INVESTMENT STRATEGIES AND RISKS


The primary investment strategies of each Fund and the associated risks are described above in each Fund's individual description. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goals, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.


U.S. GOVERNMENT SECURITIES

(Strategic Income Fund) The Fund will invest in U.S. government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund has flexibility to vary its allocation among different types of U.S. government securities based upon the Sub-Advisor's judgment of which types of securities will outperform others. In selecting investments for the Fund, the Sub-Advisor considers a security's expected income, together with its potential to rise or fall in price.


STRUCTURE RISK

(Strategic Income Fund, U.S. Growth & Income Fund, High Yield Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in a Fund because of its investments in mortgage-backed securities and asset-backed securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.


ZERO COUPON BONDS

(Global Utilities Fund, Strategic Income Fund, High Yield Fund) Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders..


CONVERTIBLE SECURITIES

(U.S. Growth & Income Fund, High Yield Fund) Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stocks at a specified price or conversion ratio. The risk of investing in convertible securities is the value of the underlying securities will fluctuate.

OTHER INVESTMENT STRATEGIES AND RISKS




DERIVATIVE STRATEGIES

Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depends on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (e.g., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Fund.


TEMPORARY DEFENSIVE STRATEGIES

With the exception of the All-Star Equity Fund, each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit.

(High Yield Fund) If necessary, the Fund has the ability to invest 100% of its assets in higher-rated securities, if, in Colonial's opinion, economic conditions create a situation where yield spreads narrow between lower- and higher-rated securities.

Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, (or shorter period if a Fund commenced operations less than five years ago) which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. This information is included in the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the Funds' financial statements, is included in the Funds' annual report. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.


         STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES

                                                                                     Years Ended December 31,
                                                                   1999        1998        1997          1996           1995
           PER SHARE OPERATING PERFORMANCE:
           Net asset value, beginning of year ($)                  13.76       11.92       10.70         10.50          8.11
         -------------------------------------------------------------------------------------------------------------------------
           Net investment income (a)                                0.28        0.24        0.46          0.46          0.46
         -------------------------------------------------------------------------------------------------------------------------
           Net realized and unrealized gains (losses)
              on investments                                        3.63        1.93        2.62          0.23          2.39
         -------------------------------------------------------------------------------------------------------------------------
           Total from investment operations                         3.91        2.17        3.08          0.69          2.85
         -------------------------------------------------------------------------------------------------------------------------
           Less distributions:
              Dividends from net investment income                 (0.23)      (0.21)      (0.48)        (0.49)        (0.46)
         -------------------------------------------------------------------------------------------------------------------------
              In excess of net investment income                      --       (0.01)         --            --            --
         -------------------------------------------------------------------------------------------------------------------------
              Dividends from net realized gains on investments     (0.29)      (0.11)      (1.38)           --            --
         -------------------------------------------------------------------------------------------------------------------------
           Total distributions                                     (0.52)      (0.33)      (1.86)        (0.49)        (0.46)
         -------------------------------------------------------------------------------------------------------------------------
           Net asset value, end of year ($)                        17.15       13.76       11.92         10.70         10.50
         -------------------------------------------------------------------------------------------------------------------------
           TOTAL RETURN:
              Total investment return (%)(b)                       28.63       18.33       28.75          6.53         35.15
         -------------------------------------------------------------------------------------------------------------------------
           RATIOS/SUPPLEMENTAL DATA:
           Net assets, end of year (000) ($)                     110,150      71,186      54,603        47,907        51,597
         -------------------------------------------------------------------------------------------------------------------------
           Ratio of  expenses to average net assets (%)(c)          0.77        0.82        0.83          0.81          0.83
         -------------------------------------------------------------------------------------------------------------------------
           Ratio of net investment income to
              average net assets (%)(c)                             1.91        1.90        3.96          4.36          4.98
         -------------------------------------------------------------------------------------------------------------------------
           Portfolio turnover ratio (%)                               52          53          89            14            18

       (a) Per share data was calculated using average shares outstanding during the period.

       (b) Total return at net asset value assuming all distributions reinvested.

       (c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS



COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

                                                                  Year Ended        Period Ended
                                                                 December 31,       December 31,
                                                                     1999              1998***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period ($)                           8.59              10.00
----------------------------------------------------------------------------------------------------
  Net investment income (a)                                          0.02               0.08
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses) on investments          0.52              (1.41)
----------------------------------------------------------------------------------------------------
  Total from investment operations                                   0.54              (1.33)
----------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                           (0.01)             (0.07)
----------------------------------------------------------------------------------------------------
     In excess of net investment income                                --              (0.01)
----------------------------------------------------------------------------------------------------
  Total distributions                                               (0.01)             (0.08)
----------------------------------------------------------------------------------------------------
  Net asset value, end of year                                       9.12               8.59
----------------------------------------------------------------------------------------------------
  TOTAL RETURN
     Total investment return (%)(b)(c)                               6.34             (13.25)**
----------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                 3,817              1,782
----------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                 1.00               1.00*
----------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                                      0.23               1.41*
----------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                        74                  51**

*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c) Had the manager not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 3.66% and 4.32% (annualized), respectively..

FINANCIAL HIGHLIGHTS




COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

                                                                              Years Ended December 31,
                                                         1999          1998           1997         1996            1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                 18.79         16.29          14.22        12.36          10.27
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                               0.14          0.16           0.20         0.19           0.21
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments        2.07          3.12           4.37         2.52           2.84
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                        2.21          3.28           4.57         2.71           3.05
------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                (0.11)        (0.12)         (0.18)       (0.17)         (0.16)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                     --            --          (0.01)          --             --
------------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains on                (1.04)        (0.64)         (2.30)       (0.68)         (0.80)
     investments
------------------------------------------------------------------------------------------------------------------------------
     In excess of net realized gains                        --         (0.02)         (0.01)          --             --
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                    (1.15)        (0.78)         (2.50)       (0.85)         (0.96)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                       19.85         18.79          16.29        14.22          12.36
------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)                     12.00         20.15          32.23        21.84          29.70(c)
------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                  212,355       146,239         96,715       60,855         43,017
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)         0.88          0.90           0.94         0.95           1.00(e)
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                           0.69          0.88           1.19         1.39           1.72(c)
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                             101            64             63           77            115

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.07%.

FINANCIAL HIGHLIGHTS




COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

                                                                                  Years Ended December 31,
                                                            1999          1998           1997          1996            1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                    11.08         11.15         11.04         10.99            9.79
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                  0.95          0.91          0.90          0.92            0.55
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses)
     on investments and foreign currency transactions       (0.75)        (0.24)         0.11          0.16            1.24
----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                           0.20          0.67          1.01          1.08            1.79
----------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                   (0.84)        (0.72)        (0.79)        (0.96)          (0.56)
----------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                        --         (0.02)        (0.05)           --              --
----------------------------------------------------------------------------------------------------------------------------------
     Dividends from net realized gains                         --            --         (0.05)        (0.07)          (0.03)
----------------------------------------------------------------------------------------------------------------------------------
     In excess of net realized gains                           --            --         (0.01)           --              --
----------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                       (0.84)        (0.74)        (0.90)        (1.03)          (0.59)
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                          10.44         11.08         11.15         11.04           10.99
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)                         1.78          6.03          9.11(c)       9.83(c)        18.30(c)
----------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                       170,702       118,985        73,175        53,393          48,334
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (e)            0.75          0.78          0.80(d)       0.80(d)         0.84(d)
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (e)                              8.57          7.92          7.86(c)       8.13(c)         8.08(c)
----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                 35            50            94           114             281

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 0.82%, 0.86% and 0.94%, respectively.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS




COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES

                                                                                         Year Ended           Period Ended
                                                                                        December 31,          December 31,
                                                                                            1999                1998***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                                                     9.31               10.00
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                                                  0.88                0.48
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized losses                                                        (0.72)              (0.74)
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                           0.16               (0.26)
------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                                                   (0.62)              (0.43)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                                                        --               (0.00)
------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                       (0.62)              (0.43)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                                                           8.85                9.31
------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%) (b)(c)                                                      1.65               (2.57)**
------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                                                        15,358               5,915
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)(e)                                         0.80                0.80*
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets (%) (c)(d)                            9.36                7.93*
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                                                16                   23**

*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations May 19, 1998 to December 31, 1998.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.28% and 1.84% (annualized), respectively.

FINANCIAL HIGHLIGHTS




LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES

                                                                 Year Ended December 31,         Period Ended
                                                                                                 December 31,
                                                                  1999            1998             1997***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                         11.90           10.07            10.00
--------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                       0.06            0.06             0.01
--------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains on investments                0.94            1.82             0.07
--------------------------------------------------------------------------------------------------------------
  Total from investment operations                                1.00            1.88             0.08
--------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                        (0.05)          (0.05)           (0.01)
--------------------------------------------------------------------------------------------------------------
     Dividends form net realized gains on investments            (0.38)             --               --
--------------------------------------------------------------------------------------------------------------
  Total distributions                                            (0.43)          (0.05)           (0.01)
--------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                               12.47           11.90            10.07
--------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                               8.47           18.67(c)          0.80**(c)
--------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                             80,095          44,870           22,228
--------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%) (d)                 0.95            1.00(e)          1.00*(e)
--------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to
     average net assets (%) (d)                                   0.47            0.54(c)          0.83*(c)
--------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                      75              70                1**

*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations November 17, 1997 to December 31, 1997.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      Computed giving effect to Manager's expense limitation undertaking.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 1.04% and 1.45% (annualized), respectively.

FINANCIAL HIGHLIGHTS




NEWPORT TIGER FUND, VARIABLE SERIES

                                                                         Years Ended December 31,               Period Ended
                                                                                                                December 31,
                                                                 1999        1998        1997        1996         1995***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                         1.57        1.71        2.52        2.28          2.00
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (a)                                      0.03        0.03        0.03        0.03          0.01
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (losses) on investments      1.04       (0.14)      (0.81)       0.24          0.29
------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                               1.07       (0.11)      (0.78)       0.27          0.30
------------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Distributions from net investment income                   (0.02)      (0.03)      (0.02)      (0.02)        (0.01)
------------------------------------------------------------------------------------------------------------------------------
     In excess of net investment income                            --          --       (0.01)         --         (0.01)
  Total distributions                                           (0.02)      (0.03)      (0.03)      (0.03)        (0.02)
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of year ($)                               2.62        1.57        1.71        2.52          2.28
------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN:
     Total investment return (%)(b)                             68.01       (6.43)     (31.14)      11.73         15.00**
------------------------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                            46,125      23,655      24,934      34,642        18,977
------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%)(c)                 1.21        1.30        1.25        1.27          1.75*
------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average net assets (%)(c)    1.65        2.16        1.14        1.20          0.89*
------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover ratio (%)                                     12          16          27           7            12**

*        Annualized.

**       Not Annualized.

*** For the period from the commencement of operations May 1, 1995 to December 31, 1995.

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                             SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value (NAV) without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW THE FUNDS CALCULATE NET ASSET VALUE Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the NAV of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION

You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust :  811-07556


Stein Roe Global Utilities Fund, Variable Series

Colonial Small Cap Value Fund, Variable Series

Colonial U.S. Growth & Income Fund, Variable Series

Colonial Strategic Income Fund, Variable Series

Colonial High Yield Securities Fund, Variable Series

Liberty All-Star Equity Fund, Variable Series

Newport Tiger Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS DATED MAY 1, 2000


Colonial U.S. Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Newport Tiger Fund, Variable Series


Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                    * * * *

This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although trust shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


     NOT FDIC         MAY LOSE VALUE
     INSURED
                    NO BANK GUARANTEE

                                TABLE OF CONTENTS



THE TRUST .................................................................... 3

THE FUNDS .................................................................... 4

Each of these sections discusses the following
topics: Investment Goals, Primary Investment Strategies,
Primary Investment Risks and Performance History
Colonial U.S. Growth & Income Fund, Variable Series........................... 4
Colonial Strategic Income Fund, Variable Series............................... 6
Newport Tiger Fund, Variable Series........................................... 9

TRUST MANAGEMENT ORGANIZATIONS ...............................................11

The Trustees..................................................................11
Investment Advisor:  Liberty Advisory Services Corp...........................11
Investment Sub-Advisors and Portfolio Managers................................11

OTHER INVESTMENT STRATEGIES AND RISKS ........................................13

U.S. Government Securities....................................................13
Structure Risk................................................................13
Zero Coupon Bonds.............................................................13
Convertible Securities........................................................13
Derivative Strategies.........................................................14
Temporary Defensive Strategies................................................14

FINANCIAL HIGHLIGHTS .........................................................15

SHAREHOLDER INFORMATION ......................................................18

Purchases and Redemptions.....................................................18
How the Funds Calculate Net Asset Value.......................................18
Dividends and Distributions...................................................18
Tax Consequences..............................................................18

                                    THE TRUST

Liberty Variable Investment Trust (Trust) includes twelve separate mutual funds (Funds), each with its own investment goals and strategies. This Prospectus contains information about three of the Funds in the Trust. Liberty Advisory Services Corp. (LASC) is the investment advisor to each Fund. LASC has appointed an investment sub-advisor (Sub-Advisor) for each Fund, and all of the Sub-Advisors are affiliates of LASC. Each Fund has the following Sub-Advisor:

                                         FUND                                                     SUB-ADVISOR
                                         ----                                                     -----------
Colonial U.S. Growth & Income Fund, Variable Series (U.S. Growth & Income       Colonial Management Associates, Inc. (Colonial)
              Fund) (formerly Colonial U.S. Stock Fund, Variable Series)
Colonial Strategic Income Fund, Variable Series (Strategic Income Fund)

Newport Tiger Fund, Variable Series (Tiger Fund)                                Newport Fund Management, Inc.
                                                                                (Newport)

Other Funds may be added to or deleted from the Trust from time to time.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUNDS


               COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks long-term growth and income.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in large capitalization stocks. These are stocks with market capitalizations of greater than $3 billion at the time of purchase. Up to 10% of the Fund's assets may be invested in debt securities.

In selecting debt securities for the Fund, Colonial may invest in:

         -        debt securities that are convertible into common stock;

         - corporate debt securities rated investment-grade by at least two nationally recognized rating organizations (investment grade stocks have a rating of BBB or higher by Standard & Poor's Ratings Services or Baa or higher by Moody's Investors Service, Inc.); and

         -        debt securities issued or guaranteed by the U.S. government.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses quantitative analysis supported by fundamental business and financial analyses.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If Colonial's assessment of a company's prospects is wrong, the price of its stock may not approach the value Colonial has placed on it.

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth & Income - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

1995      29.70%
1996      21.84%
1997      32.23%
1998      20.15%
1999      12.00%

The Fund's year-to-date total return through March 31, 2000 was +0.40%.

For period shown in bar chart:

Best quarter:  4th quarter 1998, +21.79%

Worst quarter: 3rd quarter 1998, -14.16%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                                 LIFE OF THE
                                               DATE          1 YEAR       5 YEARS         FUND
Fund (%)                                      7/5/94          12.00        22.97          21.64
------------------------------------------ -------------- -------------- ----------- ----------------
S&P Index (%)                                   N/A           21.03        28.54         26.73(1)
Lipper Average (%)                              N/A           14.63        21.86         20.42(1)

(1) Performance information is from June 30, 1994.

                 COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES


INVESTMENT GOALS

The Fund seeks as high a level of current income as is consistent with prudent risk and maximizing total return.


PRIMARY INVESTMENT STRATEGIES

The Fund seeks to achieve its investment goals by investing in:

-        debt securities issued by the U.S. government;

-        debt securities issued by foreign governments; and

-        lower-rated corporate debt securities.

Colonial allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goals by investing a portion of its assets in lower-rated corporate debt securities. These securities have the following ratings:

-        BBB through C by Standard & Poor's Ratings Services;

-        Baa through D by Moody's Investors Service, Inc.;

-        a comparable rating by another nationally recognized rating service; or

- the security is unrated and Colonial believes it to be comparable in quality to securities having such ratings as noted above.

The Fund may invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

THE FUNDS  Colonial Strategic Income Fund, Variable Series


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS  Colonial Strategic Income Fund, Variable Series



PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The Fund's return is compared to the Lehman Brothers Government/Corporate Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government agency, Treasury and investment-grade corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper General Bonds - Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.


CALENDAR YEAR TOTAL RETURNS

1995      18.30%
1996       9.83%
1997       9.11%
1998       6.03%
1999       1.78%

The Fund's year-to-date total return through March 31, 2000 was -0.10%.

For period shown in bar chart:

Best quarter:  1st quarter 1995, +5.62%

Worst quarter: 1st quarter 1997, -1.00%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION       1 YEAR       5 YEARS      LIFE OF THE
                                               DATE                                       FUND
Fund (%)                                      7/5/94          1.78          8.88          8.26
Lehman Index (%)                                N/A          (2.15)         7.61          7.06(2)
Lipper Average (%)                              N/A           0.76          7.84          7.03(2)

(2) Performance information is from June 30, 1994.

                       NEWPORT TIGER FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. In selecting investments for the Fund, Newport typically purchases stocks of quality growth companies.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Because the Fund's investments are concentrated in the ten Tiger countries of Asia, the Fund is particularly susceptible to regional risks. Events in any one Tiger country may impact the other countries in the Asian region as a whole. As a result events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

THE FUNDS  Newport Tiger Fund, Variable Series



PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year and the life of the Fund. The Fund's return is compared to the Morgan Stanley Capital International EAFE GDP Index (MSCI Index), a broad-based, unmanaged index that tracks the performance of foreign stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Pacific-Region-Annuities Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy.

CALENDAR YEAR TOTAL RETURNS

1996       11.73%
1997      -31.14%
1998       -6.43%
1999       68.01%

The Fund's year-to-date total return through March 31, 2000 was +1.91%.

For the period shown in bar chart:

Best quarter:  4th quarter 1998, +37.93%

Worst quarter: 2nd quarter 1998, -28.81%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999

                                             INCEPTION                    LIFE OF THE
                                               DATE          1 YEAR           FUND
Fund (%)                                      5/1/95          68.01           7.31
MSCI Index (%)                                  N/A           31.00         15.72(3)
Lipper Average (%)                              N/A           79.74          4.24(3)

(3) Performance information is from April 30, 1995.

                         TRUST MANAGEMENT ORGANIZATIONS


THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Funds. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). LASC has been an investment advisor since 1993. As of March 31, 2000, LASC managed over $853 million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 1999 fiscal year, the Trust paid LASC management fees at the following annual rates of the average daily net assets of each specified Fund:

         Colonial U.S. Growth & Income Fund, Variable Series          0.80%
         Colonial Strategic Income Fund, Variable Series              0.65%
         Newport Tiger Fund, Variable Series                          0.90%


INVESTMENT SUB-ADVISORS AND PORTFOLIO MANAGERS

The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

COLONIAL

Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the U.S. Growth & Income Fund and Strategic Income Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 2000, Colonial managed over $15.7 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:

         Colonial U.S. Growth & Income Fund, Variable Series          0.60%
         Colonial Strategic Income Fund, Variable Series              0.45%

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

Mark Stoeckle has managed the U.S. Growth & Income Fund since December, 1996. Mr. Stoeckle is a senior vice president of Colonial. Prior to joining Colonial in October, 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company from January, 1993 to October, 1996.

Carl C. Ericson has managed the Strategic Income Fund since its inception in July, 1994. Mr. Ericson, a senior vice president of Colonial and director of Colonial's Taxable Fixed Income Group, has managed various other Colonial taxable income funds since 1985.

Colonial will use Newport's trading facilities when buying or selling foreign securities for the Funds' portfolios. Newport executes all trades under its own procedures.

TRUST MANAGEMENT ORGANIZATIONS



Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


NEWPORT

Newport, an investment advisor since 1987, is the Sub-Advisor of the Tiger Fund. Newport's principal address is 580 California Street, Suite 1960, San Francisco, California 94104. As of March 31, 2000, Newport managed over $1.4 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Newport a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of the Tiger Fund.

Thomas R. Tuttle and Lynda Couch, president and a managing director, respectively, of Newport, co-manage the Fund. Mr. Tuttle has co-managed other Newport Funds since November, 1995. Mr. Tuttle has been an officer of Newport since 1984. Ms. Couch has managed other Newport Funds since April, 1995. Ms. Couch has been an officer of Newport since 1994.


AFFILIATED BROKER/DEALER

Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

                      OTHER INVESTMENT STRATEGIES AND RISKS


The primary investment strategies of each Fund and the associated risks are described above in each Fund's individual description. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goals, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.


U.S. GOVERNMENT SECURITIES

(Strategic Income Fund) The Fund will invest in U.S. government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund has flexibility to vary its allocation among different types of U.S. government securities based upon the Sub-Advisor's judgment of which types of securities will outperform others. In selecting investments for the Fund, the Sub-Advisor considers a security's expected income, together with its potential to rise or fall in price.


STRUCTURE RISK

(Strategic Income Fund, U.S. Growth & Income Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in a Fund because of its investments in mortgage-backed securities and asset-backed securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a security may be difficult to predict and result in greater volatility.


ZERO COUPON BONDS

(Strategic Income Fund) Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders.


CONVERTIBLE SECURITIES

(U.S. Growth & Income Fund) Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stocks at a specified price or conversion ratio. The risk of investing in convertible securities is the value of the underlying securities will fluctuate.

OTHER INVESTMENT STRATEGIES AND RISKS



DERIVATIVE STRATEGIES

Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depends on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (e.g., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Fund.


TEMPORARY DEFENSIVE STRATEGIES

Each Fund's Sub-Advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit.

Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, (or shorter period if a Fund commenced operations less than five years ago) which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. This information is included in the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the Funds' financial statements, is included in the Funds' annual report. The Funds' total returns presented below do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies. You can request a free annual report by writing Keyport Financial Services Corp. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.


COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES

                                                                              Years Ended December 31,
                                                         1999          1998           1997         1996         1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                  18.79         16.29         14.22        12.36        10.27
  Net investment income (a)                                0.14          0.16          0.20         0.19         0.21
  Net realized and unrealized gains on investments         2.07          3.12          4.37         2.52         2.84
  Total from investment operations                         2.21          3.28          4.57         2.71         3.05
  Less distributions:
     Dividends from net investment income                 (0.11)        (0.12)        (0.18)       (0.17)       (0.16)
     In excess of net investment income                      --            --         (0.01)          --           --
     Dividends from net realized gains on                 (1.04)        (0.64)        (2.30)       (0.68)       (0.80)
     investments
     In excess of net realized gains                         --         (0.02)        (0.01)          --           --
  Total distributions                                     (1.15)        (0.78)        (2.50)       (0.85)       (0.96)
  Net asset value, end of year ($)                        19.85         18.79         16.29        14.22        12.36

  TOTAL RETURN:
     Total investment return (%) (b)                      12.00         20.15         32.23        21.84        29.70(c)

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000) ($)                   212,355       146,239        96,715       60,855       43,017
  Ratio of expenses to average net assets (%) (d)          0.88          0.90          0.94         0.95         1.00(e)
  Ratio of net investment income to
     average net assets (%) (d)                            0.69          0.88          1.19         1.39         1.72(c)
  Portfolio turnover ratio (%)                              101            64            63           77          115

  (a) Per share data was calculated using average shares outstanding during the period.

  (b)    Total return at net asset value assuming all distributions reinvested.

  (c)    Computed giving effect to Manager's expense limitation undertaking.

  (d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

  (e) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, this ratio would have been 1.07%.

FINANCIAL HIGHLIGHTS



COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

                                                                                 Years Ended December 31,
                                                             1999          1998          1997          1996            1995
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                    11.08          11.15         11.04         10.99           9.79
  Net investment income (a)                                  0.95          0.91          0.90          0.92            0.55
  Net realized and unrealized gains (losses)
     on investments and foreign currency transactions       (0.75)        (0.24)         0.11          0.16            1.24
  Total from investment operations                           0.20          0.67          1.01          1.08            1.79
  Less distributions:
     Dividends from net investment income                   (0.84)        (0.72)        (0.79)        (0.96)          (0.56)
     In excess of net investment income                      ---          (0.02)        (0.05)          ---            ---
     Dividends from net realized gains                       ---            ---         (0.05)        (0.07)          (0.03)
     In excess of net realized gains                         ---            ---         (0.01)          ---            ---
  Total distributions                                       (0.84)        (0.74)        (0.90)        (1.03)          (0.59)
  Net asset value, end of year ($)                          10.44          11.08         11.15         11.04          10.99

  TOTAL RETURN:
     Total investment return (%) (b)                         1.78          6.03         9.11(c)       9.83(c)        18.30(c)

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                        170,702        118,985       73,175        53,393          48,334
  Ratio of expenses to average net assets (%) (e)            0.75          0.78         0.80(d)       0.80(d)        0.84(d)
  Ratio of net investment income to
     average net assets (%) (e)                              8.57          7.92         7.86(c)       8.13(c)        8.08(c)
  Portfolio turnover ratio (%)                                35            50            94            114            281

  (a) Per share data was calculated using average shares outstanding during the period.

  (b)    Total return at net asset value assuming all distributions reinvested.

  (c)    Computed giving effect to Manager's expense limitation undertaking.

  (d) If the Fund had paid all of its expenses and there had been no reimbursement from the Manager, these ratios would have been 0.82%, 0.86% and 0.94%, respectively.

  (e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS



NEWPORT TIGER FUND, VARIABLE SERIES

                                                                         Years Ended December 31,              Period Ended
                                                                                                               December 31,
                                                                 1999        1998        1997        1996         1995***
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year ($)                         1.57        1.71        2.52        2.28          2.00
  Net investment income (a)                                      0.03        0.03        0.03        0.03          0.01
  Net realized and unrealized gains (losses) on investments      1.04       (0.14)      (0.81)       0.24          0.29
  Total from investment operations                               1.07       (0.11)      (0.78)       0.27          0.30
  Less distributions:
     Distributions from net investment income                   (0.02)      (0.03)      (0.02)      (0.02)        (0.01)
     In excess of net investment income                           ---         ---       (0.01)        ---         (0.01)
  Total distributions                                           (0.02)      (0.03)      (0.03)      (0.03)        (0.02)
  Net asset value, end of year ($)                               2.62        1.57        1.71        2.52          2.28

  TOTAL RETURN:
     Total investment return (%)(b)                              68.01      (6.43)      (31.14)      11.73        15.00**

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000) ($)                             46,125      23,655      24,934      34,642        18,977
  Ratio of expenses to average net assets (%)(c)                 1.21        1.30        1.25        1.27          1.75*
  Ratio of net investment income to average net assets (%)(c)    1.65        2.16        1.14        1.20          0.89*
  Portfolio turnover ratio (%)                                    12          16          27           7           12**

  *      Annualized.

  **     Not Annualized.

  *** For the period from the commencement of operations May 1, 1995 to December 31, 1995.

  (a) Per share data was calculated using average shares outstanding during the period.

  (b)    Total return at net asset value assuming all distributions reinvested.

  (c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                             SHAREHOLDER INFORMATION


PURCHASES AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value (NAV) without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUNDS CALCULATE NET ASSET VALUE Each share price is its NAV next determined. NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the NAV of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION

You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies upon payment of a duplicating fee by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:
Liberty Variable Investment Trust:  811-07556

Colonial U.S. Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Newport Tiger Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST

                              One Financial Center
                           Boston, Massachusetts 02111

                Colonial Growth and Income Fund, Variable Series
                Stein Roe Global Utilities Fund, Variable Series
             Colonial International Fund for Growth, Variable Series
               Colonial U.S. Growth & Income Fund, Variable Series
                 Colonial Strategic Income Fund, Variable Series
                       Newport Tiger Fund, Variable Series
                  Liberty All-Star Equity Fund, Variable Series
                 Colonial Small Cap Value Fund, Variable Series
              Colonial High Yield Securities Fund, Variable Series
              Colonial International Horizons Fund, Variable Series
                  Colonial Global Equity Fund, Variable Series
            Crabbe Huson Real Estate Investment Fund, Variable Series



                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000



      The Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the Trust's Prospectuses, dated May 1, 2000 and any supplements thereto, which may be obtained at no charge by calling Keyport Financial Services Corp. ("KFSC") at (800) 437-4466, or by contacting the applicable Participating Insurance Company (as defined in the Prospectus), or the broker-dealers offering certain variable annuity contracts or variable life insurance policies issued by the Participating Insurance Company.



      The date of this SAI is May 1, 2000.

                                TABLE OF CONTENTS


ITEM                                                                            PAGE
ORGANIZATION AND HISTORY..................................................      3

INVESTMENT MANAGEMENT AND OTHER SERVICES..................................      4
      General.............................................................      4
      Trust Charges and Expenses..........................................      7

INVESTMENT RESTRICTIONS...................................................      10
      Colonial Growth and Income Fund, Variable Series....................      10
      Stein Roe Global Utilities Fund, Variable Series....................      11
      Colonial International Fund for Growth, Variable Series.............      12
      Colonial U.S. Growth & Income Fund, Variable Series.................      14
      Colonial Strategic Income Fund, Variable Series.....................      15
      Newport Tiger Fund, Variable Series.................................      16
      Liberty All-Star Equity Fund, Variable Series.......................      17
      Colonial Small Cap Value Fund, Variable Series......................      19
      Colonial High Yield Securities Fund, Variable Series................      20
      Colonial International Horizons Fund, Variable Series...............      21
      Colonial Global Equity Fund, Variable Series........................      22
      Crabbe Huson Real Estate Investment Fund, Variable Series...........      23

MORE FACTS ABOUT THE TRUST................................................      24
      Mixed and Shared Funding............................................      24
      Organization........................................................      24
      Trustees and Officers...............................................      25
      Principal Holders of Securities.....................................      31
      Custodian...........................................................      32

OTHER CONSIDERATIONS......................................................      32
      Portfolio Turnover..................................................      32
      Suspension of Redemptions...........................................      33
      Valuation of Securities.............................................      33
      Portfolio Transactions..............................................      34

DESCRIPTION OF CERTAIN INVESTMENTS........................................      39
      Money Market Instruments............................................      39
      Investments in Less Developed Countries.............................      42
      Foreign Currency Transactions.......................................      42
      Options on Securities...............................................      46
      Futures Contracts and Related Options...............................      50
      Securities Loans....................................................      54

INVESTMENT PERFORMANCE....................................................      54

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS..........................      56

                            ORGANIZATION AND HISTORY


      Liberty Variable Investment Trust (the "Trust"), a Massachusetts business trust, is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust currently offers twelve Funds:
Colonial Growth and Income Fund, Variable Series ("Growth and Income Fund"); Stein Roe Global Utilities Fund, Variable Series ("Global Utilities Fund"); Colonial International Fund for Growth, Variable Series ("International Fund"); Colonial U.S. Growth & Income Fund, Variable Series ("U.S. Growth Fund"); Colonial Strategic Income Fund, Variable Series ("Strategic Income Fund"); Newport Tiger Fund, Variable Series ("Tiger Fund"); Liberty All-Star Equity Fund, Variable Series ("All-Star Equity Fund"); Colonial Small Cap Value Fund, Variable Series ("Small Cap Fund"), Colonial High Yield Securities Fund, Variable Series ("High Yield Fund"), Colonial International Horizons Fund, Variable Series, ("International Horizons Fund"), Colonial Global Equity Fund, Variable Series ("Global Equity Fund") and Crabbe Huson Real Estate Investment Fund, Variable Series ("Real Estate Fund"). The Trust may add or delete Funds from time to time. The Trust commenced operations on July 1, 1993. Each Fund, except the International Fund and the International Horizons Fund, is a diversified series of the Trust, each representing the entire interest in a separate series of the Trust. The International Fund and the International Horizons Fund are non-diversified series of the Trust, each representing the entire interest in a separate series of the Trust.



Effective November 15, 1997, the Trust changed its name from "Keyport Variable Investment Trust" to its current name. Effective November 15, 1997, the Growth and Income Fund changed its name from "Colonial-Keyport Growth and Income Fund" to its current name. Effective June 1, 2000 the Growth and Income Fund will change its name to the Liberty Value Fund, Variable Series. Effective November 15, 1997, the Global Utilities Fund changed its name from "Colonial-Keyport Utilities Fund" to its current name. Effective November 15, 1997, the International Fund changed its name from "Colonial-Keyport International Fund for Growth" to its current name. Effective May 1, 1997, the U.S. Growth Fund changed its name from "Colonial-Keyport U.S. Fund for Growth" to Colonial-Keyport U.S. Stock Fund. Effective November 15, 1997, the U.S. Growth Fund changed its name from "Colonial-Keyport U.S. Stock Fund" to Colonial U.S. Stock Fund, Variable Series. Effective June 1, 1999, the U.S. Growth Fund changed its name from "Colonial U.S. Stock Fund, Variable Series" to its current name. Effective November 15, 1997 the Strategic Income Fund changed its name from "Colonial-Keyport Strategic Income Fund" to its current name. Effective November 15, 1997 the Tiger Fund changed its name from "Newport-Keyport Tiger Fund" to its current name.


The Trustees of the Trust ("Board of Trustees") monitor events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies or between the interests of owners of VA contracts and VLI policies. The Trust currently does not foresee any disadvantages to the owners of VA contracts and VLI policies arising from the fact that certain interests of owners may differ. Additional information regarding such differing interests and related risks are described below under "MORE FACTS ABOUT THE TRUST -- MIXED AND SHARED FUNDING."

                    INVESTMENT MANAGEMENT AND OTHER SERVICES


GENERAL


      Liberty Advisory Services Corp. ("LASC") serves as Manager pursuant to investment advisory agreements between the Trust on behalf of the Funds and LASC (the "Management Agreements"). LASC is a direct wholly owned subsidiary of Keyport Life Insurance Company ("Keyport"), which is an indirect wholly owned subsidiary of Liberty Financial Companies, Inc. ("LFC"). As of December 31, 1999, approximately 71.48% of the combined voting power of LFC's outstanding voting stock was owned, indirectly, by Liberty Mutual Insurance Company ("Liberty Mutual").



      LASC and the Trust, on behalf of each of the Growth and Income Fund, International Fund, U.S. Growth Fund, Strategic Income Fund, Small Cap Fund, High Yield Fund, International Horizons Fund and Global Equity Fund, have entered into separate Sub-Advisory Agreements (the "Colonial Sub-Advisory Agreements") with Colonial Management Associates, Inc. ("Colonial"). Colonial is an indirect wholly owned subsidiary of LFC.


      LASC and the Trust, on behalf of the Global Utilities Fund, have entered into a separate Sub-Advisory Agreement (the "Stein Roe Sub-Advisory Agreement") with Stein Roe & Farnham Incorporated ("Stein Roe"). Stein Roe is an indirect wholly owned subsidiary of LFC.

      LASC and the Trust, on behalf of the Tiger Fund, have entered into a separate Sub-Advisory Agreement (the "Newport Sub-Advisory Agreement") with Newport Fund Management, Inc. ("Newport"). Newport is an indirect wholly owned subsidiary of LFC.

      LASC and the Trust, on behalf of the Real Estate Fund, have entered into a separate Sub-Advisory Agreement (the "Crabbe Huson Sub-Advisory Agreement," collectively, with the Colonial Sub-Advisory Agreements, the Stein Roe Sub-Advisory Agreement and the Newport Sub-Advisory Agreement, the "Sub-Advisory Agreements") with Crabbe Huson Group, Inc. ("Crabbe Huson"). Crabbe Huson is an indirect wholly owned subsidiary of LFC.

      Liberty Asset Management Company ("LAMCO") sub-advises All-Star Equity Fund pursuant to the Management Agreement for such Fund (to which LAMCO is a party). All-Star Equity Fund's investment program is based upon LAMCO's multi-manager concept. LAMCO allocates the Fund's portfolio assets on an equal basis among a number of independent investment management organizations ("Portfolio Managers") -- currently five in number --each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles. Each Portfolio Manager provides these services under a Portfolio Management Agreement (the "Portfolio Management Agreements") among the Trust, on behalf of All-Star Equity Fund, LAMCO and such Portfolio Manager.

      All-Star Equity Fund's current Portfolio Managers are:


            J.P. Morgan Investment Management Inc.
            Oppenheimer Capital
            Boston Partners Asset Management, L.P.
            Westwood Management Corp.
            TCW Investment Management Company




      LASC. Keyport owns all of the outstanding common stock of LASC. LASC's address is 125 High Street, Boston, Massachusetts 02110. The directors and principal executive officer of LASC are: Philip K. Polkinghorn (principal executive officer and director) and Stewart R. Morrison.



      Colonial. Liberty Funds Group LLC ("LFG"), One Financial Center, Boston, Massachusetts 02111, owns all of the outstanding common stock of Colonial. LFG is an indirect wholly-owned subsidiary of LFC. The directors and principal executive officer of Colonial are Nancy L. Conlin, Stephen E. Gibson (principal executive officer and director) and Joseph R. Palombo.



      Stein Roe. Stein Roe, One South Wacker Drive, Chicago, Illinois, 60606, is an indirect wholly-owned subsidiary of LFC. The directors and principal executive officer of Stein Roe are Gary L. Countryman, C. Allen Merritt, Jr. and Stephen E. Gibson (principal executive officer).



      Newport. Newport Pacific Management, Inc. ("Newport Pacific"), 580 California Street, San Francisco, California 94104, owns 75.1% of the outstanding common stock of Newport as of December 31, 1999. LFC owns the balance. Liberty Newport Holdings, Ltd. ("LNH") owns all of the outstanding common stock of Newport Pacific. LFC owns all of the outstanding stock of LNH. The directors and principal executive officer of Newport are Thomas R. Tuttle (principal executive officer), John M. Mussey and Lindsay Cook.



      Crabbe Huson. Crabbe Huson, 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204, is a wholly-owned subsidiary of LFC. The directors and principal executive officer of Crabbe Huson are James E. Crabbe (principal executive officer and director) and Lindsay Cook.



      LAMCO and LAMCO's Portfolio Managers. LAMCO, 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210, is an indirect wholly owned-subsidiary of LFC. The directors and principal executive officer of LAMCO are: John V. Carberry, Lindsay Cook and William R. Parmentier (principal executive officer and director).

As of the date of this SAI, the following entities serve as LAMCO's Portfolio Managers for All-Star Equity Fund:


- J.P. Morgan Investment Management, Inc. J.P. Morgan Investment Management Inc. ("J.P. Morgan"), an investment advisor since 1984, is located at 522 Fifth Avenue, New York, New York 10036, is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a New York Stock Exchange ("NYSE") listed bank holding company the principal banking subsidiary of which is Morgan Guaranty Trust Company of New York. J.P. Morgan's principal executive officer is Keith M. Schappert, and its directors are Mr. Schappert and Messrs. Kenneth W. Anderson, Ronald R. Dewhurst, Gerard W. Lillis, John W. Schmidlin, Hendrick Van Riel and Ms. Isabel H. Sloane. As of March 31, 2000, J.P. Morgan managed over $376 billion in assets.



- Oppenheimer Capital. Oppenheimer Capital, an investment advisor since 1969, is located at 1345 Avenue of the Americas, New York, New York 10105, is a Delaware partnership and an indirect wholly-owned subsidiary of PIMCO Advisors L.P. Oppenheimer Capital's principal executive officer is Kenneth Poovey. As of March 31, 2000, Oppenheimer Capital managed over $45 billion in assets.



- Boston Partners Asset Management, L.P. Boston Partners Asset Management, L.P. ("Boston Partners"), an investment advisor since 1995, is located at 28 State Street, 21st Floor, Boston, Massachusetts 02109. The firm is owned by its partners. Desmond J. Heathwood is the sole General Partner. As of March 31, 2000, Boston Partners managed over $9 billion in assets.



- Westwood Management Corp. Westwood Management Corp. ("Westwood"), an investment advisor since 1983, is located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201, is a wholly owned subsidiary of Southwest Securities Group, Inc. Its principal executive officer is Susan M. Byrne. Its directors are Ms. Byrne, Brian Casey, Don A. Buchhotz, David Glatstein, and Patricia R. Fraze. As of March 31, 2000, Westwood manages over $2.5 billion in assets.



- TCW Investment Management Company. TCW Investment Management Company ("TCW"), located at 865 South Figueroa Street, Los Angeles, California 90017, is a wholly-owned subsidiary of The TCW Group, Inc. ("TCW Group"). Established in 1971, TCW Group's direct and indirect subsidiaries, including TCW, provide a variety of trust, investment management and investment advisory services. Ownership of the TCW Group lies approximately 95% with its employees and 5% with its directors. Robert A. Day, who is Chairman of the Board of Directors of TCW Group, may be deemed to be a control person of TCW by virtue of the aggregate ownership by Mr. Day and his family of more than 25% of the outstanding voting stock of the TCW Group. As of March 31, 2000, TCW had over $75 million in assets under management.






      The Management Agreements, the Sub-Advisory Agreements and the Portfolio Management Agreements provide that none of LASC, Colonial, Stein Roe, Newport, Crabbe Huson, LAMCO or LAMCO's Portfolio Managers (collectively, the "Advisors"), nor any of their respective directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of any Fund for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by LASC or such Advisor of its respective duties under such agreements, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of LASC or such Advisor, in the performance of its respective duties or from reckless disregard by such Advisor of its respective obligations and duties thereunder.

TRUST CHARGES AND EXPENSES


      All-Star Equity Fund commenced operations on November 15, 1997. Small Cap Fund and High Yield Fund commenced operations on May 19, 1998. International Horizons Fund, Global Equity Fund and Real Estate Fund commenced operations on June 1, 1999.



      MANAGEMENT FEES. Each Fund listed below paid LASC management fees as follows during each year in the three-year period ended December 31, 1999, pursuant to the Management Agreements described in the Prospectus:




                                       1999             1998             1997
                                    ----------       ----------       ----------
Growth and Income Fund:             $1,157,822       $  805,967       $  605,151
Global Utilities Fund:              $  554,892       $  390,383       $  310,458
International Fund:                 $  569,988       $  369,574       $  270,532
U.S. Growth Fund:                   $1,429,390       $1,027,590       $  623,484
Strategic Income Fund:              $  971,490       $  590,688       $  384,347
Tiger Fund:                         $  277,720       $  192,901       $  303,701
All-Star Equity Fund:               $  493,641       $  243,070       $    8,804
Small Cap Fund:                     $   18,928        $     0(2)            --


High Yield Fund:                           $61,532        $     0(2)          --
International Horizons Fund:               $27,964             --             --
Global Equity Fund:                        $31,164             --             --
Real Estate Fund:                          $11,210             --             --







CERTAIN ADMINISTRATIVE EXPENSES. During each year in the three-year period ended December 31, 1999 each Fund listed below made payments as follows to Colonial or an affiliate thereof for pricing and bookkeeping services.



                                            1999           1998           1997
                                           -------        -------        -------
Growth and Income Fund:                    $74,390        $53,025        $43,653
Global Utilities Fund:                     $40,059        $30,524        $27,071
International Fund:                        $31,946        $27,008        $27,000
U.S. Growth Fund:                          $74,490        $54,453        $39,024
Strategic Income Fund:                     $63,800        $41,331        $31,551
Tiger Fund:                                $27,000        $27,000        $27,000
All-Star Equity Fund:                      $31,497        $27,000        $ 3,225
Small Cap Fund:                            $27,000        $16,694             --
High Yield Fund:                           $27,000        $16,694             --
International Horizons Fund:               $15,750             --             --
Global Equity Fund:                        $15,750             --             --
Real Estate Fund:                          $15,750             --             --






      In addition, during each year in the three-year period ended December 31, 1999, each Fund listed below made payments as follows to Colonial or an affiliate thereof for transfer agent services:







                                             1999           1998           1997
                                            ------         ------         ------
Growth and Income Fund:                     $7,500         $7,500         $7,500
Global Utilities Fund:                      $7,500         $7,500         $7,500
International Fund:                         $7,500         $7,500         $7,500
U.S. Growth Fund:                           $7,500         $7,500         $7,500
Strategic Income Fund:                      $7,500         $7,500         $7,500

Tiger Fund:                                 $7,500         $7,500         $  896
All-Star Equity Fund:                       $7,500         $7,500             --
Small Cap Fund:                             $7,500         $4,637             --
High Yield Fund:                            $7,500         $4,637             --
International Horizons Fund:                $4,375             --             --
Global Equity Fund:                         $4,375             --             --
Real Estate Fund:                           $4,375             --             --






12b-1 FEES. Each Fund listed below paid Liberty Funds Distributor, Inc. (LFD) services fees as follows during the year ended December 31, 1999, as described in the Prospectus:



International Horizons Fund:    $6,601
Global Equity Fund:             $7,044
Real Estate Fund:               $2,415




EXPENSE LIMITATIONS. LASC has agreed to reimburse all expenses, including management fees, but excluding interest, taxes, 12b-1, brokerage and extraordinary expenses, incurred by (i) each of Growth and Income Fund, Global Utilities Fund, U.S. Growth Fund, All-Star Equity Fund and Small Cap Fund in excess of 1.00% of average daily net asset value per annum, (ii) each of International Fund and Tiger Fund in excess of 1.75% of average daily net asset value per annum, (iii) each of Strategic Income Fund and High Yield Fund in excess of 0.80% of average daily net asset value per annum, (iv) each of International Horizons Fund and Global Equity Fund in excess of 1.15% of average daily net asset value per annum, and (v) Real Estate Fund in excess of 1.20% of average daily net asset value per annum, in each case for the period from May 1, 2000 until April 30, 2001.



FEES OR EXPENSES WAIVED OR BORNE BY ADVISOR



                                1999       1998        1997
                                ----       ----        ----
Strategic Income Fund:          ----       ----      $15,222
All-Star Equity Fund:           ----      $12,713    $11,533
Small Cap Fund:               $63,222     $36,072      ----
High Yield Fund:              $49,549     $33,929      ----
International Horizons Fund:  $28,328      ----        ----
Global Equity Fund:           $27,096      ----        ----
Real Estate Fund:             $31,663      ----        ----




PRINCIPAL UNDERWRITERS
Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111, serves as the principal underwriter to the Funds. LFD is an affiliate of LASC.


The Trustees have approved a Distribution Plan and Agreement (Plan) pursuant to Rule 12b-1 under the 1940 Act for the International Horizons Fund, Global Equity Fund and Real Estate Fund. Under the Plan, these Funds will pay the distributor a monthly service fee at the aggregate annual rate of 0.25% of each Fund's average daily net assets. The distributor may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the service fees are payable regardless of the amount of the distributor's expenses, the distributor may realize a profit from the fees.


The Plan authorizes any other payments by these Funds to the distributor and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of fund shares.



The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund's shares, on 60 days' written notice to the distributor. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

                             INVESTMENT RESTRICTIONS

      The investment restrictions specified below with respect to each Fund as "FUNDAMENTAL INVESTMENT POLICIES" have been adopted as fundamental investment policies of each Fund. Such fundamental investment policies may be changed only with the consent of a "majority of the outstanding voting securities" of the particular Fund. As used in the Prospectuses and in this SAI, the term "majority of the outstanding voting securities" means the lesser of (i) 67% of the voting securities of a Fund present at a meeting where the holders of more than 50% of the outstanding voting securities of a Fund are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of a Fund. Shares of each Fund will be voted separately on matters affecting only that Fund, including approval of changes in the fundamental objectives, policies, or restrictions of that Fund.

      Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For purposes of the diversification requirement of the Investment Company Act of 1940, as amended (the "1940 Act"), the issuer with respect to a security is the entity whose revenues support the security.

GROWTH AND INCOME FUND

      FUNDAMENTAL INVESTMENT POLICIES.  Growth and Income Fund may:

      1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

      2. Underwrite securities issued by others only when disposing of portfolio securities;

      3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

      4. Not concentrate more than 25% of its total assets in any one industry;

      5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer; and

      6. Own real estate if it is acquired as the result of owning securities and not more than 5% of total assets.

      OTHER INVESTMENT POLICIES. As non-fundamental investment policies of Growth and Income Fund which may be changed without a shareholder vote, the Fund may not:

      1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

      2. Purchase and sell futures contracts and related options if the total initial margin and premiums required to establish non-hedging positions exceed 5% of its total assets;

      3. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

      4. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

      5. Invest more than 15% of its net assets in illiquid assets.

GLOBAL UTILITIES FUND

      FUNDAMENTAL INVESTMENT POLICIES.  Global Utilities Fund may:

      1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

      2. Underwrite securities issued by others only when disposing of portfolio securities;

      3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;


      4. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer; and


      5. Own real estate if it is acquired as the result of owning securities and not more than 5% of total assets.

      OTHER INVESTMENT POLICIES. As non-fundamental investment policies of Global Utilities Fund which may be changed without a shareholder vote, the Fund may not:

      1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions (this restriction does not apply to securities purchased on a when-issued basis or to margin deposits in connection with futures or options transactions);

      2. Purchase and sell futures contracts and related options if the total initial margin and premiums required to establish non-hedging positions exceed 5% of its total assets;

      3. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

      4. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

      5. Invest more than 15% of its net assets in illiquid assets.

INTERNATIONAL FUND

      FUNDAMENTAL INVESTMENT POLICIES.  International Fund may:

      1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

      2. Underwrite securities issued by others only when disposing of portfolio securities;

      3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

      4. Not concentrate more than 25% of its total assets in any one industry;

      5. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and


      6. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.


      OTHER INVESTMENT POLICIES. As non-fundamental investment policies of International Fund which may be changed without a shareholder vote, the Fund may not:

      1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

      2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

      3.    Invest more than 15% of its net assets in illiquid assets;

      4. With respect to 75% of total assets, purchase any voting security of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;

      5. Purchase puts, calls, straddles, spreads, or any combination thereof if, as a result of such purchase, the Fund's aggregate investment in such securities would exceed 5% of total assets;

      6. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

      7. Acquire any security issued by a person that, in its most recent fiscal year, derived 15% or less of its gross revenues from securities related activities (within the meaning of Rule 12d3-1 under the 1940 Act) if the Fund would control such person after such acquisition; or

      8. Acquire any security issued by a person that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities related activities (as so defined) unless (i) immediately after such acquisition of any equity security, the Fund owns 5% or less of the outstanding securities of that class of the issuer's equity securities, (ii) immediately after such acquisition of a debt security, the Fund owns 10% or less of the outstanding principal amount of the issuer's debt securities, and
            (iii) immediately after such acquisition, the Fund has invested not more than 5% of its total assets in the securities of the issuer.

U.S. GROWTH FUND

      FUNDAMENTAL INVESTMENT POLICIES.  U.S. Growth Fund may:

      1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

      2. Underwrite securities issued by others only when disposing of portfolio securities;

      3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

      4. Not concentrate more than 25% of its total assets in any one industry; and

      5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer;

      6. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

      7. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.

      OTHER INVESTMENT POLICIES. As non-fundamental investment policies of U.S. Growth Fund which may be changed without a shareholder vote, the Fund may not:

      1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

      2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

      3.    Invest more than 15% of its net assets in illiquid assets; or

      4. Purchase or sell commodity contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets.


STRATEGIC INCOME FUND

      FUNDAMENTAL INVESTMENT POLICIES.  Strategic Income Fund may:

      1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

      2. Underwrite securities issued by others only when disposing of portfolio securities;

      3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

      4. Not concentrate more than 25% of its total assets in any one industry;

      5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer;

      6. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

      7. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.

      OTHER INVESTMENT POLICIES. As non-fundamental investment policies of Strategic Income Fund which may be changed without a shareholder vote, the Fund may not:

      1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

      2. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

      3. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; or

      4. Invest more than 15% of its net assets in illiquid assets.

TIGER FUND

      FUNDAMENTAL INVESTMENT POLICIES.  Tiger Fund may not:


      1. Concentrate more than 25% of the Funds total assets in any industry (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) or with respect to 75% of the Fund's assets purchase the securities of any issuer, if, as a result of such purchase, more than 5% of the Fund's total assets would be invested in the securities of such issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer;


      2. Underwrite securities issued by others except when disposing of portfolio securities;

      3. Purchase and sell futures contracts and related options if the total initial margin and premiums exceed 5% of its total assets;

      4. Borrow amounts in excess of 5% of the Fund's net asset value, and only from banks as a temporary measure for extraordinary or emergency purposes and not for investment in securities. To avoid the untimely disposition of assets to meet redemptions it may borrow up to 20% of the net value of its assets to meet redemptions. The Fund will not make other investments while such borrowings referred to above in this item are outstanding. The Fund will not mortgage, pledge or in any other manner transfer, as security for indebtedness, any of its assets. (Short-term credits necessary for the clearance of purchases or sales of securities will not be deemed to be borrowings by the Fund.);

      5. Make loans, except that the Fund may: (a) acquire for investment a portion of an issue of bonds, debentures, notes or other evidences of indebtedness of a corporation or government; (b) enter into repurchase agreements, secured by obligations of the United States or any agency or instrumentality thereof;

      6.    Issue senior securities (except in accordance with 4 above); and

      7. Own real estate unless such real estate is acquired as the result of owning securities and does not constitute more than 5% of total assets.

      OTHER INVESTMENT POLICIES. As non-fundamental investment policies of Tiger Fund which may be changed without a shareholder vote, the Fund may not:

      1.    Invest in companies for the purpose of exercising control;

      2. Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets;

      3. Participate on a joint and several basis in any securities trading account;

      4.    Write or trade in put or call options;

      5. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

      6. Purchase securities on margin, but the Fund may utilize such short-term credits as may be necessary for clearance of purchases or sales of securities; or

      7.    Engage in short sales of securities.

ALL-STAR EQUITY FUND

      FUNDAMENTAL INVESTMENT POLICIES.  All-Star Equity Fund may not:

1.    Issue senior securities, except as permitted by (2) below;

2. Borrow money, except that it may borrow in an amount not exceeding 7% of its total assets (including the amount borrowed) taken at market value at the time of such borrowing, and except that it may make borrowings in amounts up to an additional 5% of its total assets (including the amount borrowed) taken at market value at the time of such borrowing, to obtain such short-term credits as are necessary for the clearance of securities transactions, or for temporary or emergency purposes, and may maintain and renew any of the foregoing borrowings, provided that the Fund maintains asset coverage of 300% with respect to all such borrowings;

3. Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 12% of the Fund's total assets taken at market value at the time of such pledge, mortgage or hypothecation. The deposit in escrow of securities in connection with the writing of put and call options and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecation for this purpose;

4. Act as an underwriter of securities of other issuers, except when disposing of securities;

5. Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-through and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein;

6. Make loans to other persons except for loans of portfolio securities (up to 30% of total assets) and except through the use of repurchase agreements, the purchase of commercial paper or the purchase of all or a portion of an issue of debt securities in accordance with its investment objective, policies and restrictions, and provided that not more than 10% of the Fund's assets will be invested in repurchase agreements maturing in more than seven days;

7. Invest in commodities or in commodity contracts (except stock index futures and options);

8. Purchase securities on margin (except to the extent that the purchase of options and futures may involve margin and except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities), or make short sales of securities;

9. Purchase the securities of issuers conducting their principal business activity in the same industry (other than securities issued or guaranteed by the United States, its agencies and instrumentalities) if, immediately after such purchase, the value of its investments in such industry would comprise 25% or more of the value of its total assets taken at market value at the time of each investment;

10.   Purchase securities of any one issuer, if

            (a) more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, except that such restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or corporations sponsored thereby, and except that up to 25% of the Fund's total assets may be invested without regard to this limitation; or

            (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund, except that up to 25% of the Fund's total assets may be invested without regard to this limitation;

11. Invest in securities of another registered investment company, except (i) as permitted by the Investment Company Act of 1940, as amended from time to time, or any rule or order thereunder, or (ii) in connection with a merger, consolidation, acquisition or reorganization;

12. Purchase any security, including any repurchase agreement maturing in more than seven days, which is subject to legal or contractual delays in or restrictions on resale, or which is not readily marketable, if more than 10% of the net assets of the Fund, taken at market value, would be invested in such securities;

13. Invest for the purpose of exercising control over or management of any company; or

14. Purchase securities unless the issuer thereof or any company on whose credit the purchase was based, together with its predecessors, has a record of at least three years' continuous operations prior to the purchase, except for investments which, in the aggregate, taken at cost do not exceed 5% of the Fund's total assets.

      OTHER INVESTMENT POLICIES. As non-fundamental investment policies of All-Star Equity Fund which may be changed without a shareholder vote, the Fund may not borrow in an amount in excess of 5% of its total assets (including the amount borrowed).

SMALL CAP FUND

      FUNDAMENTAL INVESTMENT POLICIES.  Small Cap Fund may:

      1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

      2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

      3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

      4. Underwrite securities issued by others only when disposing of portfolio securities;

      5. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and

      6. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

      OTHER INVESTMENT POLICIES. As non-fundamental investment policies of Small Cap Fund which may be changed, the Fund may not:

      1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

      2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

      3. Purchase or sell commodity contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets; and

      4.    Invest more than 15% of its net assets in illiquid assets.

HIGH YIELD FUND

      FUNDAMENTAL INVESTMENT POLICIES.  High Yield Fund may:

      1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

      2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

      3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

      4. Underwrite securities issued by others only when disposing of portfolio securities;

      5. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and

      6. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

      OTHER INVESTMENT POLICIES. As non-fundamental investment policies of High Yield Fund which may be changed, the Fund may not:

      1. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

      2. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

      3. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

      4.    Invest more than 15% of its net assets in illiquid assets.

INTERNATIONAL HORIZONS FUND

      FUNDAMENTAL INVESTMENT POLICIES. International Horizons Fund may:

      1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

      2. Underwrite securities issued by others only when disposing of portfolio securities;

      3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

      4. Not concentrate more than 25% of its total assets in any one industry;

      5. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

      6. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.

      OTHER INVESTMENT POLICIES. As non-fundamental investment policies of International Horizons Fund which may be changed without a shareholder vote, the Fund may not:

      1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

      2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

      3.    Invest more than 15% of its net assets in illiquid assets.

GLOBAL EQUITY FUND

      FUNDAMENTAL INVESTMENT POLICIES. The Global Equity Fund may:

      1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

      2. Underwrite securities issued by others only when disposing of portfolio securities;

      3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

      4. Not concentrate more than 25% of its total assets in any one industry;

      5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer; and

      6. Only own real estate acquired as the result of owning securities and not more than 5% of total assets.

      OTHER INVESTMENT POLICIES. As non-fundamental investment policies of the Global Equity Fund, which may be changed without a shareholder vote, the Fund may not:

      1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

      2. Purchase and sell futures contracts and related options if the total initial margin and premiums required to establish non-hedging positions exceed 5% of its total assets;

      3. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

      4.    Invest more than 15% of its assets in illiquid assets.

REAL ESTATE FUND

      FUNDAMENTAL INVESTMENT POLICIES.  The Real Estate Fund may:

      1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

      2. Underwrite securities issued by others only when disposing of portfolio securities;

      3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

      4.    Concentrate more than 25% of its total assets in any one industry;

      5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer; and

      6. Own real estate if it is acquired as the result of owning securities and not more than 5% of total assets; provided that the Fund may invest in securities that are secured by real estate or interest therein and may purchase and sell mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

      OTHER INVESTMENT POLICIES. As non-fundamental investment policies of the Real Estate Fund, which may be changed without a shareholder vote, the Fund may not:

      1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

      2. Purchase and sell futures contracts and related options if the total initial margin and premiums required to establish non-hedging positions exceed 5% of its total assets;

      3. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

      4.    Invest more than 15% of its assets in illiquid assets.


                           MORE FACTS ABOUT THE TRUST

MIXED AND SHARED FUNDING

      As described in the Prospectus, the Trust serves as the funding medium for VA contracts and VLI policies of Participating Insurance Companies (as such term is defined therein), including those of Keyport, Independence Life & Annuity Company ("Independence") and Keyport Benefit Life Insurance Company ("Keyport Benefit"), each of which is a wholly owned subsidiary of Keyport, and Liberty Life Assurance Company of Boston ("Liberty Life"), a 90%-owned subsidiary of Liberty Mutual. This is referred to as "mixed and shared funding." The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Board of Trustees monitors for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts of Participating Insurance Companies might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.

ORGANIZATION

      The Trust is required to hold a shareholders' meeting to elect Trustees to fill vacancies in the event that less than a majority of Trustees were elected by shareholders. Trustees may also be removed by the vote of two-thirds of the outstanding shares at a meeting called at the request of shareholders whose interests represent 10% or more of the outstanding shares.

      The shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

      The Funds are not required by law to hold regular annual meetings of their shareholders and do not intend to do so. However, special meetings may be called for purposes such as electing or removing Trustees or changing fundamental investment policies.

      Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust's shareholders are the separate accounts of Participating Insurance Companies, and, in certain cases, the general account of Keyport. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the applicable Fund thereof) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board of Trustees. The Declaration of Trust provides for indemnification out of the Trust's assets (or the applicable Fund) for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one Fund of sustaining a loss on account of liabilities incurred by another Fund is also believed to be remote.

TRUSTEES AND OFFICERS


      The Trustees and officers of the Trust, together with information as to their principal addresses, ages and business occupations during the last five years, are shown below. An asterisk next to a name indicates that a Trustee is considered an "interested person" of the Trust (as defined in the 1940 Act). In this SAI, the "Liberty Funds" means Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust VIII, Liberty Variable Investment Trust, Colonial High Income Municipal Trust, Colonial InterMarket Income Trust I, Colonial Intermediate High Income Fund, Colonial Investment Grade Municipal Trust, Colonial Municipal Income Trust, Colonial Insured Municipal Fund, Colonial California Insured

Municipal Fund, Colonial New York Insured Municipal Fund, Liberty-Stein Roe Advisor Floating Rate Advantage Fund and Colonial Investment Grade Bond Fund.




                               Positions(s) held      Principal occupations
Name, Age and Address          with the Trust         during past five years
---------------------          --------------         ----------------------
Tom Bleasdale (69)             Trustee                Retired (formerly Chairman of the Board and 102
Clubhouse Drive #275                                  Chief Executive Officer, Shore Bank & Trust
Naples, FL 34105                                      Company (banking) from 1992 to 1993).
                                                      Director or Trustee: Liberty Funds, Empire
                                                      Company Limited.

John V. Carberry* (52)         Trustee                Senior Vice President of LFC since 1998
56 Woodcliff Road                                     (formerly Managing Director, Salomon
Wellesley Hills, MA  02481                            Brothers (investment banking) from January,
                                                      1988 to January, 1998).  Director or
                                                      Trustee:  Liberty Funds, Liberty All-Star
                                                      Funds.

Lora S. Collins (64)           Trustee                Attorney (formerly Attorney with Kramer,
1175 Hill Road                                        Levin, Naftalis & Frankel (law) from
Southold, NY 11971                                    September, 1986 to November, 1996).
                                                      Trustee: Liberty Funds.

James E. Grinnell (70)         Trustee                Private Investor since November, 1988.
22 Harbor Avenue                                      Director or Trustee: Liberty Funds, Liberty
Marblehead, MA  01945                                 All-Star Funds.

Richard W. Lowry (63)          Trustee                Private Investor since August, 1987.
10701 Charleston Drive                                Director or Trustee: Liberty Funds, Liberty
Vero Beach, FL  32963                                 All-Star Funds.

                               Positions(s) held      Principal occupations
Name, Age and Address          with the Trust         during past five years
---------------------          --------------         ----------------------
Salvatore Macera (68)          Trustee                Private Investor (formerly Executive Vice
26 Little Neck Lane                                   President and Director of Itek Corporation
New Seabury, MA  02649                                (electronics) from 1975 to 1981). Director
                                                      or Trustee: Liberty Funds and Stein Roe
                                                      Variable Investment Trust.

William E. Mayer (59)          Trustee                Partner, Development Capital, LLC (venture
500 Park Avenue, 5th Floor                            capital) (formerly Dean, College of
New York, NY  10022                                   Business and Management, University of
                                                      Maryland (higher education) from October,
                                                      1992 to November, 1996).  Director or
                                                      Trustee: Liberty Funds, Liberty All-Star
                                                      Funds, Johns Manville, Lee Enterprises,
                                                      Premier, Rosemore.

James L. Moody, Jr. (68)       Trustee                Retired (formerly Chairman of the Board,
16 Running Tide Road                                  Hannaford Bros. Co. (food retailer) from
Cape Elizabeth, ME  04107                             May, 1984 to May, 1997 and Chief Executive
                                                      Officer, Hannaford Bros. Co. from May, 1973
                                                      to May, 1992).  Director or Trustee:
                                                      Liberty Funds,  Staples, Inc., UNUM
                                                      Provident Corporation, IDEXX Laboratories,
                                                      Inc., Empire Company Limited.

John J. Neuhauser (56)         Trustee                Dean of the School of Management, Boston
84 College Road                                       College (higher education) since September,
Chestnut Hill, MA  02467                              1977.  Director or Trustee: Liberty Funds,
                                                      Liberty All-Star Funds,

                               Positions(s) held      Principal occupations
Name, Age and Address          with the Trust         during past five years
---------------------          --------------         ----------------------
                                                      , Saucony, Inc.

Thomas E. Stitzel (64)         Trustee                Business Consultant (formerly Professor of
2208 Tawny Woods Place                                Finance from 1975 to 1999 and Dean from
Boise, ID  83706                                      1977 to 1991, College of Business, Boise
                                                      State University (higher education),
                                                      Chartered Financial Analyst.  Director or
                                                      Trustee: Liberty Funds, Stein Roe Variable
                                                      Investment Trust, Farmers and Merchants
                                                      State Bank.

Anne-Lee Verville (54)         Trustee                Consultant (formerly General Manager,
359 Stickney Hill Road                                Global Education Industry from 1994 to
Hopkinton, NH  03229                                  1997, and President, Applications Solutions
                                                      Division from 1991 to 1994, IBM Corporation
                                                      (global education and global
                                                      applications)).  Director or Trustee:
                                                      Liberty Funds, Enesco Group, Inc., National
                                                      Skill Standards Board.

                               Positions(s) held      Principal occupations
Name, Age and Address          with the Trust         during past five years
---------------------          --------------         ----------------------
Stephen E. Gibson (46)         President              President of the Liberty Funds since June,
One Financial Center                                  1998, Chairman of the Board since July,
Boston, MA  02111                                     1998, Chief Executive Officer and President
                                                      since December, 1996 and
                                                      Director since July, 1996 of
                                                      Colonial (formerly Executive
                                                      Vice President from July, 1996
                                                      to December, 1996); Director,
                                                      Chief Executive Officer and
                                                      President of Liberty Funds Group
                                                      LLC ("LFG") since December, 1998
                                                      (formerly Director, Chief
                                                      Executive Officer and President
                                                      of The Colonial Group, Inc.
                                                      ("TCG") from December, 1996 to
                                                      December, 1998); Assistant
                                                      Chairman of Stein Roe since
                                                      August, 1998 (formerly Managing
                                                      Director of Marketing of Putnam
                                                      Investments, June, 1992 to July,
                                                      1996).

Pamela A. McGrath (46)         Treasurer and          Treasurer and Chief Financial Officer of
One Financial Center           Chief Financial        the Liberty Funds and Liberty All-Star
Boston, MA 02111               Officer                Funds since April, 2000; Treasurer, Chief
                                                      Financial Officer and Vice
                                                      President of LFG since December,
                                                      1999; Chief Financial Officer,
                                                      Treasurer and Senior Vice

                               Positions(s) held      Principal occupations
Name, Age and Address          with the Trust         during past five years
---------------------          --------------         ----------------------
                                                      President of Colonial since
                                                      December, 1999; Director of
                                                      Offshore Accounting for Putnam
                                                      Investments from May, 1998 to
                                                      October 1999; Managing Director
                                                      of Scudder Kemper Investments
                                                      from October, 1984 to December,
                                                      1997.

J. Kevin Connaughton (35)      Controller and         Controller and Chief Accounting Officer of
One Financial Center           Chief Accounting       the Liberty Funds since February, 1998;
Boston, MA  02111              Officer                Controller since December, 1998 of Liberty
                                                      All-Star Funds; Vice President
                                                      of Colonial since February, 1998
                                                      (formerly Senior Tax Manager,
                                                      Coopers & Lybrand, LLP from
                                                      April, 1996 to January, 1998;
                                                      Vice President, 440 Financial
                                                      Group/First Data Investor
                                                      Services Group from March, 1994
                                                      to April, 1996).

Joseph R. Palombo (46)         Vice President         Vice President of the Liberty Funds since
One Financial Center                                  April, 1999; Executive Vice President and
Boston, MA  02111                                     Director of Colonial since April, 1999;
                                                      Executive Vice President and
                                                      Chief Administrative Officer of
                                                      LFG since April, 1999 (formerly
                                                      Chief Operating Officer, Putnam
                                                      Mutual Funds from 1994 to 1998).

Nancy L. Conlin (46)           Secretary              Secretary of the Liberty Funds since April,
One Financial Center                                  1998 (formerly Assistant Secretary from July,
Boston, MA  02111                                     1994 to April, 1998); Director, Senior Vice
                                                      President, General Counsel,
                                                      Clerk and Secretary of Colonial
                                                      since April, 1998 (formerly Vice
                                                      President, Counsel, Assistant

                               Positions(s) held      Principal occupations
Name, Age and Address          with the Trust         during past five years
---------------------          --------------         ----------------------
                                                      Secretary and Assistant Clerk
                                                      from July, 1994 to April, 1998);
                                                      Vice President - Legal, General
                                                      Counsel and Secretary of LFG
                                                      since December, 1998 (formerly
                                                      Vice President Legal, General
                                                      Counsel, Secretary and Clerk of
                                                      TCG from April, 1998 to
                                                      December, 1998; Assistant Clerk
                                                      from July, 1994 to April, 1998).




* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the Funds or the Advisor.



      As indicated in the above table, certain Trustees and officers of the Trust also hold positions with LFC, Keyport, LASC, LFD, Colonial, Stein Roe, Newport, Crabbe Huson, LAMCO and/or certain of their affiliates. Certain of the Trustees and officers of the Trust hold comparable positions with certain other investment companies.

Compensation of Trustees


      The table below sets forth (1) the aggregate compensation paid by the Trust to the Trustees for 1999, and (ii) the amount of compensation paid to the Trustees of the Trust in their capacities as Trustees of the Liberty Funds Complex for service for 1999 (a):


                               COMPENSATION TABLE

                                                   Total Compensation From Liberty
                            Aggregate 1999            Funds Complex Paid to the
                           Compensation from       Trustees For The Calendar Year
Trustee                        the Trust              Ended December 31, 1999(b)
-------                        ---------              --------------------------
Robert J. Birnbaum(c)        $   7,807                        $97,000
Tom Bleasdale                    8,296(d)                     103,000(e)
John V. Carberry(f)                N/A                            N/A
Lora S. Collins                  7,732                         96,000
James E. Grinnell                8,048                        100,000
Richard W. Lowry                 7,813                         97,000
Salvatore Macera                 7,725                         95,000
William E. Mayer                 8,123                        101,000
James L. Moody, Jr.              7,348(g)                      91,000(h)
John J. Neuhauser                8,166                        101,252
Thomas E. Stitzel                7,725                         95,000
Robert L. Sullivan(i)            8,581                        104,100
Anne-Lee Verville                7,745(j)                      96,000(k)



(a) The Liberty Funds Complex does not currently provide pension or retirement plan benefits to the Trustees.


(b) At December 31, 1999, the Liberty Funds Complex consisted of 51 open-end and 8 closed-end management investment portfolios in the Liberty Funds Group-Boston and 12 open-end management investment portfolios in the Liberty Variable Investment Trust (together, the Liberty Funds Complex).



(c) Retired as Trustee of the Trust on December 31, 1999.



(d) Includes $4,109 payable in later years as deferred compensation.



(e) Includes $52,000 payable in later years as deferred compensation.



(f) Does not receive compensation because he is an affiliated Trustee and employee of LFC.



(g) Total compensation of $7,348 for the fiscal year ended December 31, 1999 will be payable in later years as deferred compensation.

(h) Total compensation of $91,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.



(i)      Retired as Trustee of the Trust on April 30, 2000.



(j) Total compensation of $7,745 for the fiscal year ended December 31, 1999 will be payable in later years as deferred compensation.



(k) Total compensation of $96,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.



For the fiscal year ended December 31, 1999, some of the Trustees received the following compensation in their capacities as trustees or directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, Liberty All-Star Funds):



                                       Total Compensation from Liberty All-
                                        Star Funds for the Calendar Year Ended
Trustee                                          December 31, 1999(l)
-------                                ---------------------------------------
Robert J. Birnbaum(m)                                     $25,000
John V. Carberry(m)(n)                                       N/A
James E. Grinnell(m)                                        25,000
Richard W. Lowry(m)                                         25,000
William E. Mayer(m)                                         25,000
John J. Neuhauser(m)                                        25,000



(1) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of LFC (an intermediate parent of LASC).



(m)      Elected by the sole Trustee of Liberty Funds Trust IX on December 17,
         1998.



(n) Does not receive compensation because he is an affiliated Trustee and employee of LFC.


PRINCIPAL HOLDERS OF SECURITIES


         All the shares of the Funds are held of record by sub-accounts of separate accounts of Participating Insurance Companies on behalf of the owners of VA contracts and VLI policies or by the general account of Keyport. At March 31, 2000 the general account of Keyport owned of record 32% of the Tiger Fund, 48% of the International Horizons Fund, 65% of the Global Equity Fund and 69% of the Real Estate Fund. At all meetings of shareholders of the Funds, Participating Insurance Companies will vote the shares held of record by sub-accounts of their respective separate accounts as to which instructions are received from the VA contract and VLI policy owners on behalf of whom such shares are held only in accordance with such instructions. All such shares as to which no instructions are received (as well as, in the case of Keyport, all shares held by its general account) will be voted in the same proportion as shares as to which instructions are received (with Keyport's general account shares being voted in the proportions determined by instructing owners of Keyport VA contracts and VLI policies). There is no requirement as to the minimum level of instructions which must be received from policy and contract owners. Accordingly, each Participating Insurance Company and Keyport disclaims beneficial ownership of the shares of the Funds held of record by the sub-accounts of their respective separate accounts (or, in the case of Keyport, its general account). No Participating Insurance Company has informed the Trust that it knows of any owner of a VA contract or VLI policy issued by it which on March 31, 2000 owned beneficially 5% or more of the outstanding shares of any Fund.


CUSTODIAN


         The Chase Manhattan Bank, 270 Park Avenue Park Avenue, New York, NY 10017-2070, is custodian of the securities and cash owned by all of the Funds. The custodian is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by persons authorized by the Trust. The custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Trust. Portfolio securities of the Funds purchased in the U.S. are maintained in the custody of the custodian and may be entered into the Federal Reserve Book Entry system, or the security depository system of the Depository Trust Company or other securities depository systems. Portfolio securities purchased outside the U.S. are maintained in the custody of various foreign branches of the custodian and/or third party subcustodians, including foreign banks and foreign securities depositories.


                              OTHER CONSIDERATIONS

PORTFOLIO TURNOVER

         Although no Fund purchases securities with a view to rapid turnover, there are no limitations on the length of time that securities must be held by any Fund and a Fund's annual portfolio turnover rate may vary significantly from year to year. A 100% turnover rate would occur if all of the securities in the portfolio were sold and either repurchased or replaced within one year. Although the Funds cannot predict portfolio turnover rate, it is estimated that, under normal circumstances, the annual rate for each Fund will be no greater than 100%. The portfolio turnover rates of the Funds are shown under "Financial Highlights" in the Prospectuses.

         If a Fund writes a substantial number of call or put options (on securities or indexes) or engages in the use of futures contracts or options on futures contracts (all referred to as "Collateralized Transactions"), and the market prices of the securities underlying the Collateralized Transactions move inversely to the Collateralized Transaction, there may be a very substantial turnover of the portfolios. The Funds pay brokerage commissions in connection with options and futures transactions and effecting closing purchase or sale transactions, as well as for the purchases and sales of other portfolio securities other than fixed income securities.

         International Fund, International Horizons Fund and Global Equity Fund may be expected to experience higher portfolio turnover rates if such Funds make a change in their respective investments from one geographic sector (e.g., Europe; Japan; emerging Asian markets; etc.) to another geographic sector. Costs will be greater if the change is from the sector in which the greatest proportion of its assets are invested.


         The Growth and Income Fund, for the 1999 fiscal year, had a higher than usual portfolio turnover rate. This was due to a change in portfolio manager and the new manager selling off and re-positioning the Growth and Income Fund to reflect the new strategies of the Fund.


SUSPENSION OF REDEMPTIONS

         The right to redeem shares or to receive payment with respect to any redemption of shares of the Funds may only be suspended (i) for any period during which trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closing, (ii) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Funds is not reasonably practicable, or (iii) for such other periods as the SEC may by order permit for protection of shareholders of the Funds.

VALUATION OF SECURITIES

         The assets of the Funds are valued as follows:

         Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where Colonial (the Trust's pricing and bookkeeping agent) deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on Nasdaq are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost when such cost approximates market value pursuant to procedures approved by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate as of 3:00 p.m. Eastern time. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Trustees.

         The net asset value of shares of each Fund is normally calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern time, on every day the NYSE is open for trading, except on days where both (i) the degree of trading in a Fund's portfolio securities would not materially affect the net asset value of that Fund's shares and (ii) no shares of a Fund were tendered for redemption and no purchase order was received. The NYSE is open Monday through Friday, except on the following holidays: New Year's Day, Martin Luther King Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

PORTFOLIO TRANSACTIONS

         The Trust has no obligation to do business with any broker-dealer or group of broker-dealers in executing transactions in securities with respect to the Funds, and the Funds have no intention to deal exclusively with any particular broker-dealer or group of broker-dealers.

         Each of Colonial, Stein Roe, Newport, Crabbe Huson and each of LAMCO's Portfolio Managers (each an "Advisor") places the transactions of the Funds with broker-dealers selected by it and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time may also execute portfolio transactions with such broker-dealers acting as principals.

         Except as described below in connection with commissions paid to a clearing agent on sales of securities, it is each Fund's policy and the policy of its Advisor always to seek best execution, which is to place the Fund's transactions where the Fund can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when the Advisor believes that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

         Subject to such policy of always seeking best execution, and subject to the additional matters described below regarding each of International Fund, International Horizons Fund, Global Equity Fund and All-Star Equity Fund, securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to an Advisor, the Funds or other accounts as to which such Advisor exercises investment discretion. Such advisor may use all, some or none of such research services in providing investment advisory services to each of its clients, including the Fund(s) it advises. To the extent that such services are used by the Advisors, they tend to reduce their expenses. It is not possible to assign an exact dollar value for such services.

         Subject to such policies as the Board of Trustees may determine, each of the Advisors may cause a Fund to pay a broker-dealer that provides brokerage and research services to it an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for a Fund in excess of the amount of commission that another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). An Advisor placing a brokerage transaction must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided to it by the executing broker-dealer viewed in terms of that particular transaction or its overall responsibilities to the applicable Fund and all its other clients.

         Certain of the other accounts of any of the Advisors may have investment objectives and programs that are similar to those of the Funds. Accordingly, occasions may arise when each of the Advisors engages in simultaneous purchase and sale transactions of securities that are consistent with the investment objectives and programs of a Fund and such other accounts. On those occasions, the Advisor will allocate purchase and sale transactions in an equitable manner according to written procedures as approved by the Board of Trustees. Such procedures may, in particular instances, be either advantageous or disadvantageous to a Fund.

         Consistent with applicable rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution and such other policies as the Board of Trustees may determine, each of the Advisors may consider sales of VA contracts and VLI policies as a factor in the selection of broker-dealers to execute securities transactions for the Funds.


         Additional Matters Pertaining to International Fund, International Horizons Fund and Global Equity Fund. The portfolio managers for the International Fund and the International Horizons Fund are Charles R. Roberts, Michael Ellis and Deborah Snee and for the Global Equity Fund are Ophelia Barsketis and Deborah A. Jansen, all of whom are jointly employed by Newport, Colonial and Stein Roe (each of which is an indirect wholly owned subsidiary of LFC). The Funds and the other accounts advised by these managers sometimes invest in the same securities and sometimes enter into similar transactions utilizing futures contracts and foreign currencies. In certain cases, purchases and sales on behalf of the Funds and such other accounts will be bunched and executed on an aggregate basis. In such cases, each participating account (including the International Fund, International Horizons Fund and Global Equity
Fund) will receive the average price at which the trade is executed. Where less than the desired aggregate amount is able to be purchased or sold, the actual amount purchased or sold will be allocated among the participating accounts (including the International Fund, International Horizons Fund and Global Equity Fund) in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, futures or currencies as far as the International Fund, International Horizons Fund and Global Equity are concerned, Colonial believes that in most cases these practices should produce better executions. It is the opinion of Colonial that the advantages of these practices outweigh the disadvantages, if any, which might result from them.

         Portfolio transactions on behalf of the International Fund, International Horizons Fund and Global Equity Fund may be executed by broker-dealers who provide research services to Colonial or Stein Roe which are used in the investment management of such Funds or other accounts over which Colonial or Stein Roe exercise investment discretion. Such transactions will be effected in accordance with the policies described above. No portfolio transactions on behalf of the Funds will be directed to a broker-dealer in consideration of the broker-dealer's provision of research services to Colonial, or to Colonial and Stein Roe, unless a determination is made that such research assists Colonial in its investment management of the International Fund, International Horizons Fund, Global Equity Fund or other accounts over which Colonial exercises investment discretion.

         Additional Matters Pertaining to All-Star Equity Fund. The Portfolio Management Agreements with LAMCO's Portfolio Managers provide that LAMCO has the right to request that transactions giving rise to brokerage commissions, in amounts to be agreed upon from time to time between LAMCO and the Portfolio Manager, be executed by brokers and dealers (to be agreed upon from time to time between LAMCO and the Portfolio Manager) which provide research products and services to LAMCO or to All-Star Equity Fund or other accounts managed by LAMCO (collectively with All-Star Equity Fund, "LAMCO Clients") or as to which an ongoing relationship will be a value to the Fund in managing its assets. The commissions paid on such transactions may exceed the amount of commissions another broker would have charged for effecting that transaction. Research products and services made available to LAMCO through brokers and dealers executing transactions for LAMCO Clients involving brokerage commissions include performance and other qualitative and quantitative data relating to investment managers in general and the Portfolio Managers in particular; data relating to the historic performance of categories of securities associated with particular investment styles; mutual fund portfolio and performance data; data relating to portfolio manager changes by pension plan fiduciaries; quotation equipment; and related computer hardware and software, all of which research products and services are used by LAMCO in connection with its selection and monitoring of portfolio managers (including the Portfolio Managers) for LAMCO Clients, the assembly of a mix of investment styles appropriate to LAMCO's Clients' investment objectives, and the determination of overall portfolio strategies.

         LAMCO from time to time reaches understandings with each of the Portfolio Managers as to the amount of the All-Star Equity Fund portfolio transactions initiated by such Portfolio Manager that are to be directed to brokers and dealers which provide research products and services to LAMCO. These amounts may differ among the Portfolio Managers based on the nature of the markets for the types of securities managed by them and other factors.

         These research products and services are used by LAMCO in connection with its management of LAMCO Clients' portfolios, regardless of the source of the brokerage commissions. In instances where LAMCO receives from broker-dealers products or services which are used both for research purposes and for administrative or other non-research purposes, LAMCO makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research, based primarily on anticipated usage, and pays for the costs attributable to the non-research usage in cash.

         The table below shows information on brokerage commissions paid by each Fund during the periods indicated. (All-Star Equity Fund commenced operations on November 15, 1997; Small Cap Fund and High Yield Fund commenced operations on May 19, 1998; International Horizons Fund, Global Equity Fund and Real Estate Fund commenced operations on June 1, 1999.)


                                 Growth &          Global          International        U.S.               Tiger          All-Star
                                  Income          Utilities             Fund           Growth              Fund         Equity Fund
                                   Fund            Fund                                 Fund
Total amount of              $    521,325     $    171,492        $     54,904    $    250,696      $     42,877      $    101,560
brokerage commissions
paid during 1999
Total amount of              $          0     $          0        $          0    $          0      $          0      $ 10,533,313
directed transactions
paid during 1999

Total amount of              $          0     $          0        $          0    $          0      $          0      $     12,038
commissions on directed
transactions paid
during 1999

Total amount of              $    210,205     $          0        $        180    $     95,068      $          0      $          0
brokerage commissions                 (40%)                               (0.5%)           (38%)
paid during 1999 to
AlphaTrade Inc.
(% of total commission
paid)

Total amount of              $     86,453     $    124,815        $     66,549    $    147,449      $     36,508      $     58,697
brokerage commissions
paid during 1998
Total amount of              $          0     $          0        $          0    $          0      $          0      $     84,729
directed transactions
paid during 1998

Total amount of              $          0     $          0        $          0    $          0      $          0      $         80
commissions on directed
transactions paid
during 1998

Total amount of             $  17,178        $       0        $       0      $  45,117      $       0      $       0
brokerage commissions
paid during 1998 to               (20%)                                            (31%)
AlphaTrade Inc.
(% of total commission
paid)

Total amount of             $  76,021        $ 108,414        $  59,920      $  80,839      $ 110,960      $  18,207
brokerage commissions
paid during 1997



                                High      Small    Strategic   International      Global     Real Estate
                               Yield       Cap       Income      Horizons         Equity       Fund
                                Fund       Fund       Fund         Fund            Fund
Total amount of                  $0       $4,635      $1,563      $4,344          $4,530      $11,892
brokerage commissions
paid during 1999

Total amount of                  $0           $0          $0          $0              $0           $0
directed transactions
paid during 1999

Total amount of                  $0           $0          $0          $0              $0           $0
commissions on directed
transactions paid
during 1999

Total amount of                  $0       $2,299          $0          $0              $0           $0
brokerage commissions
paid during 1999 to                       (50%)
AlphaTrade Inc.
(% of total commission
paid)

Total amount of                  $0       $3,240          $0        ----            ----         ----
brokerage commissions
paid during 1998

Total amount of                  $0           $0          $0        ----            ----         ----
directed transactions
paid during 1998

Total amount of                  $0           $0          $0        ----            ----         ----
commissions on
directed
transactions paid
during 1998

Total amount of                  $0      $1,170           $0        ----            ----       ----
brokerage commissions
paid during 1998 to                          (36%)
AlphaTrade Inc.
(% of total commission
paid)
Total amount of                ----         ----          $0        ----            ----       ----
brokerage commissions
paid during 1997



         The increase in brokerage commissions for the 1999 fiscal year is due to a number of factors. The Growth and Income Fund had a large portfolio turnover rate due to a new portfolio manager and new strategies. The Growth and Income Fund, U.S. Growth Fund and All-Star Equity Fund had significant increases in assets causing more securities to be purchased and, therefore, incurring more brokerage commissions.



*        The Funds were not able to trade through AlphaTrade Inc. prior to 1998.


                       DESCRIPTION OF CERTAIN INVESTMENTS

         The following is a description of certain types of investments which may be made by one or more of the Funds.

MONEY MARKET INSTRUMENTS

         As stated in the Prospectus, each Fund may invest in a variety of high-quality money market instruments. The money market instruments that may be used by each Fund may include:

         UNITED STATES GOVERNMENT OBLIGATIONS. These consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

         UNITED STATES GOVERNMENT AGENCY SECURITIES. These consist of debt securities issued by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association, Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Farm Credit Banks, the Federal National Mortgage Association, and the United States Postal

Service. These securities are either: (i) backed by the full faith and credit of the U.S. Government (e.g., U.S. Treasury bills); (ii) guaranteed by the U.S. Treasury (e.g., Government National Mortgage Association mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury (e.g., Federal National Mortgage Association Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., securities issued by the Farmer's Home Administration).

         BANK AND SAVINGS AND LOAN OBLIGATIONS. These include certificates of deposit, bankers' acceptances, and time deposits. Certificates of deposit generally are short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (e.g., to finance the import, export, transfer, or storage of goods). With a bankers' acceptance, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. The Funds will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or savings and loan association is organized and operating in the United States, has total assets of at least one billion dollars, and is a member of the Federal Deposit Insurance Corporation ("FDIC"), in the case of banks, or insured by the FDIC in the case of savings and loan associations; provided, however, that such limitation will not prohibit investments in foreign branches of domestic banks which meet the foregoing requirements. The Funds will not invest in time-deposits maturing in more than seven days.

         SHORT-TERM CORPORATE DEBT INSTRUMENTS. These include commercial paper (i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs). Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Also included are non-convertible corporate debt securities (e.g., bonds and debentures). Corporate debt securities with a remaining maturity of less than 13 months are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. Each Fund may purchase corporate debt securities having greater maturities.

         REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as a Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The underlying securities will consist only of securities issued by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). Repurchase agreements are, in effect, collateralized by such underlying securities, and, during the term of a repurchase agreement, the seller will be required to mark-to-market such securities every business day and to provide such additional collateral as is necessary to maintain the value of all collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% of the value of that Fund's total assets would be invested in such agreements or other securities which are illiquid.

         The Funds will seek to assure that the amount of collateral with respect to any repurchase agreement is adequate. As with any extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with disposition of the collateral if the seller were to default. The Funds will enter into repurchase agreements only with sellers deemed to be creditworthy under creditworthiness standards approved by the Board of Trustees and only when the economic benefit to the Funds is believed to justify the attendant risks. The Board of Trustees believes these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Funds may enter into repurchase agreements only with commercial banks or registered broker-dealers.

         ADJUSTABLE RATE AND FLOATING RATE SECURITIES. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

         Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         Floating rate instruments (generally corporate notes, bank notes or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g. daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

INVESTMENTS IN LESS DEVELOPED COUNTRIES


         International Fund's and International Horizons Fund's investments in foreign securities may include investments in countries whose economies or securities markets are considered by Colonial not to be highly developed (referred to as "emerging market countries"). Normally no more than 40% of the International Fund's assets and up to 35% of the International Horizons Fund's assets will be invested in such emerging market countries. As of May 1, 2000, the following countries were considered by Colonial to be emerging market countries:

                                                            Europe and
Asia                          Latin America                 the Middle East              Africa
----                          -------------                 ---------------              ------
China                         Argentina                     Czech Republic               South Africa
Hong Kong                     Brazil                        Greece
India                         Chile                         Hungary
Indonesia                     Colombia                      Israel
South Korea                   Mexico                        Jordan
Malaysia                      Peru                          Poland
Pakistan                      Venezuela                     Russia
Philippines                                                 Turkey
Sri Lanka
Taiwan
Thailand


         Under normal market conditions, the Tiger Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, India, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines.


FOREIGN CURRENCY TRANSACTIONS

         Each of International Fund, Tiger Fund, Global Utilities Fund, Strategic Income Fund, International Horizons Fund, Global Equity Fund and Growth and Income Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. These Funds may purchase foreign currencies on a spot or forward basis in conjunction with their investments in foreign securities and to hedge against fluctuations in foreign currencies. International Fund, Global Utilities Fund, International Horizons Fund, Global Equity Fund and Strategic Income Fund also may buy and sell currency futures contracts and options thereon for such hedging purposes. Global Utilities Fund and Strategic Income Fund also may buy options on currencies for hedging purposes.

         A Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with purchases or sales of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payments is declared, and the date on which such payments are made or received.

         A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and (if the Fund is so authorized) purchase and sell foreign currency futures contracts.

         For transaction hedging purposes a Fund which is so authorized may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on a currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, a Fund which is so authorized may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may enter into short sales of a foreign currency to hedge a position in a security denominated in that currency. In such circumstances, the Fund will maintain in a segregated account with its Custodian an amount of cash or liquid debt securities equal to the excess of (i) the amount of foreign currency required to cover such short sale position over (ii) the amount of such foreign currency which could then be realized through the sale of the foreign securities denominated in the currency subject to the hedge.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which the Fund can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency Forward and Futures Contracts

         Each of International Fund, Global Utilities Fund, Strategic Income Fund, International Horizons Fund, Global Equity Fund and Tiger Fund will enter into such contracts only when cash or equivalents equal in value to either (i) the commodity value (less any applicable margin deposits) or (ii) the difference between the commodity value (less any applicable margin deposits) and the aggregate market value of all equity securities denominated in the particular currency held by the Fund have been deposited in a segregated account of the Fund's custodian. A forward currency contract involves an obligation to purchase or sell specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the Commodities Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange. (Tiger Fund may not invest in currency futures contracts.)

         Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Funds intend to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments or variation margin.

Currency Options

         In general, options on currencies operate similarly to options on securities and are subject to many risks similar to those applicable to currency futures and forward contracts. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

         Global Utilities Fund, International Horizons Fund, Global Equity Fund and Strategic Income Fund will only purchase or write currency options when Stein Roe or Colonial believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

         The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the value of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

         The value of a currency option reflects the value of an exchange rate which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd-lot market for the underlying currencies in connection with options at prices that are less favorable than for round-lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

Valuations

         There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement Procedures

         Settlement procedures relating to the Funds' investments in foreign securities and to their foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in such Funds' domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign Currency Conversion

         Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

OPTIONS ON SECURITIES

         Each of Global Utilities Fund, International Fund, International Horizons Fund, Global Equity Fund, Real Estate Fund and All-Star Equity Fund may purchase and sell options on individual securities.

         Writing covered options.

         A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the sub-advisor, such transactions are consistent with the Fund's investment objective and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

         A Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

         A Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

         A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

         If a Fund writes a call option but does not own the underlying security, and then it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options.

         A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options.

         A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) options.

         The Staff of the Division of Investment Management of the SEC has taken the position that OTC options purchased by a Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, a Fund will enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in the money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable and
(iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions.

         The successful use of a Fund's options strategies depends on the ability of its sub-advisor to forecast interest rate and market movements correctly.

         When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on a Fund's ability to terminate option positions at times when its sub-advisor deems it desirable to do so. Although the Fund will take an option position only if the sub-advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

         A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

         Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

         Each of Global Utilities Fund, International Fund, Strategic Income Fund, International Horizons Fund, Global Equity Fund, Real Estate Fund and All-Star Equity Fund may buy and sell certain futures contracts (and in certain cases related options), to the extent and for the purposes specified in the Prospectuses.

         A futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on a commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of the underlying financial instruments, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

         A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         A Fund upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.

Options on futures contracts

         A Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.

Risks of transactions in futures contracts and related options


         Successful use of futures contracts by a Fund is subject to its sub-advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.


         Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not at times render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contacts or options), would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Index futures contracts and related options; associated risks

         An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index future contracts, debt index futures contracts, or other index futures contracts (e.g., an interest rate futures contract), as specified in the Prospectus. A Fund may also purchase and sell options on index futures contracts, to the extent specified in the Prospectus.

         There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Fund's sub-advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

         Successful use of index futures by a Fund for hedging purposes is also subject to its sub-advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities subject to the hedge held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, over time the value of the Fund's portfolio should tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators than the securities markets. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by a Fund's sub-advisor may still not result in a successful hedging transaction.

         Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SECURITIES LOANS

         Each of Global Utilities Fund, U.S. Growth Fund, International Horizons Fund, Global Equity Fund, Real Estate Fund and All-Star Equity Fund may make loans of its portfolio securities amounting to not more than 30% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. This collateral is deposited with the Trust's custodian which segregates and identifies these assets on its books as security for the loan. The borrower pays to the Fund an amount equal to any dividends, interest or other distributions received on securities lent. The borrower is obligated to return identical securities on termination of the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Trust has adopted these policies, in part, so that interest, dividends and other distributions received on the loaned securities, the interest or fees paid by the borrower to the Fund for the loan, and the investment income from the collateral will qualify under certain investment limitations under Subchapter M of the Internal Revenue Code.

                             INVESTMENT PERFORMANCE

         Each of the Funds may quote total return figures from time to time. Total return on a per share basis is the reinvested amount of dividends and capital gains received per share plus or minus the change in the net asset value per share for a given period. Total return percentages may be calculated by dividing the value of a share (including distribution reinvestment shares) at the end of a given period by the value of the share at the beginning of the period and subtracting one.

         Average Annual Total Return is a hypothetical Annual Rate of return which if achieved annually would produce the same return as the cumulative total return percentage calculated for the period.

         It is computed as follows:

                           ERV = P(1+T)n

         Where:            P    =    a hypothetical initial payment of $1,000
                           T    =    average annual total return
                           n    =    number of years
                           ERV  =    ending redeemable value of a
                                     hypothetical $1,000 payment made at
                                     the beginning of the period (or
                                     fractional portion thereof).

         For example, for a $1,000 investment in the Funds, the "Ending Redeemable Value," the "Total Return Percentage" and (where applicable) the "Average Annual Total Return" for the life of each Fund listed below (the period from July 1, 1993 in the case of Growth and Income Fund and Global Utilities Fund; May 2, 1994, in the case of International Fund; July 5, 1994 in the case of U.S. Growth Fund and Strategic Income Fund; May 1, 1995, in the case of Tiger Fund; November 17, 1997 in the case of All-Star Equity Fund; May 19,1998 in the case of High Yield Fund and Small Cap Fund and June 1, 1999 in the case of International Horizons Fund, Global Equity Fund and Real Estate Fund) through December 31, 1999 were:



Fund                                                              Ending             Cumulative Total       Average
                                                                  Redeemable         Return                 Annual  Total
                                                                  Value              Percentage             Return
Colonial Growth and Income Fund, Variable Series                  $2,417               141.68%              14.52%
Stein Roe Global Utilities Fund, Variable Series                    2,489              148.88                15.04
Colonial International Fund for Growth, Variable Series             1,614               61.42                8.81
Colonial U.S. Growth & Income Fund, Variable Series                 2,935              193.53                21.64
Colonial Strategic Income Fund, Variable Series                     1,547               54.67                8.26
Newport Tiger Fund, Variable Series                                 1,391               39.09                7.31
Liberty All-Star Equity Fund, Variable Series                       1,298               29.76                13.05
Colonial High Yield Securities Fund, Variable Series                 990               (0.96)               (0.59)
Colonial Small Cap Value Fund, Variable Series                       922               (7.75)               (4.85)
Colonial International Horizons Fund, Variable Series               1,242               24.24                 N/A
Colonial Global Equity Fund, Variable Series                        1,126               12.57                 N/A
Crabbe Huson Real Estate Investment Fund, Variable Series             862              (13.80)                N/A


         The figures contained in this "Investment Performance" section assume reinvestment of all dividends and distributions. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. The Funds' performance numbers reflect all Fund expenses, net of any voluntary waiver of expenses by the advisor, sub-advisor or their affiliates, but do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies offered through the separate accounts of the Participating Insurance Companies. If performance information included the effect of these additional amounts, returns would be lower.

                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


         PricewaterhouseCoopers LLP are the Trust's independent accountants. The financial statements as of December 31, 1999 and for the fiscal years or periods ended December 31, 1999 and December 31, 1998 incorporated by reference in this SAI have been so incorporated, and the schedules of financial highlights for the periods ended December 31, 1999 have been included in the Prospectus, in reliance upon the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.



         The financial statements of the Trust and Report of Independent Accountants appearing in the December 31, 1999 Annual Report of the Trust are incorporated in this SAI by reference.

PART C.  OTHER INFORMATION

Colonial Growth & Income Fund, Variable Series (CG&IF, VS)
Stein Roe Global Utilities Fund, Variable Series (SRGUF, VS)
Colonial Small Cap Value Fund, Variable Series (CSCVF, VS)
Colonial U.S. Growth & Income Fund, Variable Series (CUSG&IF, VS) Colonial Strategic Income Fund, Variable Series (CSIF, VS)
Colonial High Yield Securities Fund, Variable Series (CHYSF, VS) Liberty All-Star Equity Fund, Variable Series (LASEF, VS)
Colonial International Fund for Growth, Variable Series (CIFfG, VS) Newport Tiger Fund, Variable Series (NTF, VS)
Colonial International Horizons Fund, Variable Series (CIHF, VS) Colonial Global Equity Fund, Variable Series (CGEF, VS)
Crabbe Huson Real Estate Investment Fund, Variable Series (CHREIF, VS)

Item 23.                   Exhibits:
      (a)(1)               Agreement and Declaration of Trust(3)

      (a)(2)               Amended and Restated Establishment and Designation

      (b)                  Amended and Restated By-Laws(3)

      (c)                  Not Applicable

      (d)(1)(i)            Form of Management Agreement between Liberty Variable
                           Investment Trust ("Trust"), with respect to CG&IF,
                           VS, SRGUF, VS and Liberty Advisory Services Corp.
                           ("LASC")(3)

      (d)(1)(ii)           Amendment No. 1 to Management Agreements between the
                           Trust, with respect to CG&IF, VS, SRGUF, VS, CIFfG,
                           VS, CUSG&IF, VS, CSIF, VS and LASC(3)

      (d)(1)(iii) Form of Sub-Advisory Agreement between the Trust, on behalf of CG&IF, VS, LASC and Colonial Management
                           Associates, Inc. ("Colonial")(6)

      (d)(1)(iv) Form of Sub-Advisory Agreement between the Trust, on behalf of SRGUF, VS, LASC and Stein Roe & Farnham
                           Incorporated ("Stein Roe")(6)

      (d)(2)(i) Form of Management Agreement between the Trust, with respect to CSCVF, VS, CHYSF, VS and LASC(3)

      (d)(2)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of CSCVF, VS, LASC and Colonial(3)

      (d)(2)(iii) Form of Sub-Advisory Agreement between the Trust, on behalf of CHYSF, VS, LASC and Colonial(3)

      (d)(3)(i) Form of Management Agreement between the Trust, with respect to CIFfG, VS, CUSG&IF, VS, CSIF, VS and
                           LASC(3)

      (d)(3)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of CIFfG, VS, LASC and Colonial

      (d)(3)(iii) Form of Sub-Advisory Agreement between the Trust, on behalf of CUSG&IF, VS, LASC and Colonial

      (d)(3)(iv) Form of Sub-Advisory Agreement between the Trust, on behalf of CSIF, VS, LASC and Colonial(4)

      (d)(4)(i) Form of Management and Sub-Advisory Agreement between the Trust, with respect to LASEF, VS, LASC and Liberty Asset Management Company ("LAMCO")(3)

      (d)(4)(ii)           Form of Portfolio Management Agreement between the
                           Trust, LAMCO and Boston Partners Asset Management,
                           L.P., with respect to LASEF, VS

      (d)(4)(iii)          Form of Portfolio Management Agreement between the
                           Trust, LAMCO and J.P. Morgan Investment Management,
                           Inc., with respect to LASEF, VS

      (d)(4)(iv)           Form of Portfolio Management Agreement between the
                           Trust, LAMCO and Oppenheimer Capital, with respect to LASEF, VS

      (d)(4)(v)            Form of Portfolio Management Agreement between the
                           Trust, LAMCO and Westwood Management Corp., with respect to LASEF, VS

      (d)(4)(vi)           Form of Portfolio Management Agreement between the
                           Trust, LAMCO and TCW Investment Management Company, with respect to LASEF, VS

      (d)(5)(i) Form of Management Agreement between the Trust, with respect to NTF, VS and LASC(3)

      (d)(5)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of NTF, VS, LASC and Newport Fund Management,
                           Inc.(3)

      (d)(6)(i) Form of Management Agreement between the Trust, with respect to CIHF, VS, CGEF, VS, CHREIF, VS and LASC

      (d)(6)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of CIHF, VS, LASC and Colonial

      (d)(7) Form of Sub-Advisory Agreement between the Trust, on behalf of CGEF, VS, LASC and Colonial

      (d)(8) Form of Sub-Advisory Agreement between the Trust, on behalf of CHREIF, VS, LASC and Crabbe Huson Group,
                           Inc.

      (e)(1)(i)            Underwriting Agreement between the Registrant and
                           Keyport Financial Services Corp. ("KFSC")

      (e)(1)(ii)           Amendment No. 1 to KFSC Underwriting Agreement

      (e)(2)               Underwriting Agreement between the Registrant and
                           Liberty Funds Distributor, Inc. (LFDI)(3)

      (e)(3)               12b-1 Plan Implementing Agreement between the
                           Registrant and KFSC(4)

      (e)(4)               12b-1 Plan Implementing Agreement between the
                           Registrant and LFDI(4)

      (f)                  Not applicable

      (g)(1)(i)            Global Custody Agreement with The Chase Manhattan
                           Bank - filed as Exhibit 8. in Part C, Item 24(b) of
                           Post-Effective Amendment No 13 to the Registration
                           Statement on Form N-1A of Colonial Trust VI (File
                           Nos. 33-45117 and 811-6529) and is hereby
                           incorporated by reference and made a part of this Registration Statement

      (g)(1)(ii) Amendment No. 11 to Appendix A of Custody Agreement with the Chase Manhattan Bank - filed as Exhibit
                           (g)(2) to Part C, Item 23 of Post-Effective Amendment
                           No. 60 to the Registration Statement on Form N-1A of
                           Liberty Funds Trust I (File Nos. 2-41251 and
                           811-2214), filed with the Commission on or about
                           March 1, 2000, and is hereby incorporated by reference and made a part of this Registration
                           Statement

      (h)(1)(i) Pricing and Bookkeeping Agreement between the Trust and Colonial(3)

      (h)(1)(ii)           Amendment No. 3 to Pricing and Bookkeeping Agreement
                           (3)

      (h)(2)(i)            Transfer Agency Agreement between the Trust and
                           Liberty Investment Services, Inc.(3)

      (h)(2)(ii)           Amendment No. 1 to Transfer Agency Agreement(3)

      (h)(2)(iii) Joinder and Release Agreement with respect to Transfer Agency Agreement dated as of January 3, 1995 among the Trust, Liberty Investment Services, Inc.
                           and Liberty Funds Services, Inc. ("LFSI")(including form of Transfer Agency Agreement and Amendment No. 1 thereto)(3)

      (h)(2)(iv)           Amendment No. 2 to Transfer Agency Agreement(3)

      (h)(2)(v)            Amendment No. 3 to Transfer Agency Agreement(3)

      (i)                  Opinion and consent of counsel

      (j)                  Independent Accountants Consent

      (k)                  Not applicable

      (l)                  Not applicable

      (m)                  Rule 12b-1 Distribution Plan(4)

      (n)                  Not applicable

      (o)                  Not Applicable

      (p)(1)               Code of Ethics of LASC(5)

      (p)(2)               Code of Ethics of LAMCO(6)

      (p)(3)               Code of Ethics of Funds, LFDI and Colonial(5)

      (p)(4)               Code of Ethics of Newport(5)

      (p)(5)               Code of Ethics of Stein Roe(6)

      (p)(6)               Code of Ethics of Crabbe Huson

Power of Attorney for: Tom Bleasdale, John V. Carberry, Lora S. Collins, James
E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel, Robert L. Sullivan and Anne-Lee Verville - filed as Exhibit 15(a) in Part C, Item 24(b) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Liberty Variable Investment Trust (File Nos. 33-59216 and 811-7556) and is hereby incorporated by reference and made a part of this Registration Statement

      (1)      To be filed by amendment.

      (2) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the Commission via EDGAR on or about August 29, 1997.

      (3) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed with the Commission via EDGAR on or about April 16, 1999.

      (4) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed with the Commission via EDGAR on or about June 1, 1999.

      (5) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed with the Commission via EDGAR on or about March 16, 2000.

      (6) Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement filed with the Commission via EDGAR on or about March 31, 2000.

Item 24.          Persons Controlled by or under Common Control with
                  Registrant

                  Shares of the Trust registered pursuant to this Registration Statement will be offered and sold to Keyport Life Insurance Company ("Keyport"), a stock life insurance company organized under the laws of Rhode Island, and to certain of its separate investment accounts and certain of the respective separate investment accounts of Liberty Life Assurance Company of Boston ("Liberty Life"), a stock life insurance company organized as a Massachusetts corporation, and Independence Life & Annuity Company, a stock life insurance company organized under the laws of Rhode Island (formerly known as "Crown America Life Insurance Company" and thereafter formerly known as "Keyport America Life Insurance Company") ("Independence"). Shares of the Registrant may also be sold to other separate accounts of Keyport, Liberty Life, Independence or other life insurance companies as the funding medium for other insurance contracts and policies in addition to the currently offered contracts and policies. The purchasers of insurance contracts and policies issued in connection with such accounts will have the right to instruct Keyport, Liberty Life and Independence with respect to the voting of the Registrant's shares held by their respective separate accounts. Subject to such voting instruction rights, Keyport, Liberty Life, Independence and their respective separate accounts directly control the Registrant.

                  LFDI, the Trust's principal underwriter, LASC, the Trust's investment manager, Colonial, LASC's sub-adviser with respect to G&IF, IFFG, USG&IF, SCVF, HYSF, IHF, GEF, SIF, Stein Roe, LASC's sub-adviser with respect to GUF, Newport, LASC's sub-adviser with respect to NTF, LAMCO, LASC's sub-adviser with respect to All-Star, Crabbe Huson, LASC's sub-adviser with respect to REIF, are subsidiaries of Liberty Financial Companies, Inc. ("Liberty Financial"), Boston, Massachusetts. Liberty Mutual Insurance Company ("Liberty Mutual"), Boston, Massachusetts, as of December 31, 1999 owned, indirectly, approximately 71% of the combined voting power of the outstanding voting stock of Liberty Financial (with the balance being publicly-held). Liberty Life is a 90%-owned subsidiary of Liberty Mutual.

Item 25.          Indemnification

                  Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registration's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

                  Section 17(h) of the 1940 Act provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                  To the extent required under the 1940 Act:

                  (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

                  (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in
                           Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or
                           (b) an independent legal counsel as expressed in a written opinion; and

                  (iii) Registrant will not advance attorney's fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                  Article Tenth also provides that its indemnification provisions are not exclusive.

                  Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.

                  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant or expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                  Registrant, its trustees and officers, its investment manager, and person affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment manager or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

                  In addition, LASC, Registrant's investment manager, maintains investment advisory professional liability insurance to insure it, for the benefit of the Trust and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to the Trust or any Fund by the investment manager.

Item 26.          Business and Other Connections of Investment Adviser

                  Certain information pertaining to business and other connections of the Registrant's investment manager, LASC, Colonial, the sub-adviser to each of G&IF, IFFG, USG&IF, IHF, GEF, SCVF, HYSF, SIF, Stein Roe, the sub-adviser to GUF, Newport, the sub-adviser to NTF, Crabbe Huson, the sub-adviser to REIF and LAMCO, the sub-adviser to All-Star Fund, and each of J.P. Morgan Investment Management, Inc., Oppenheimer Capital, Westwood Management Corp., TCW Investment Management Company and Boston Partners Asset Management, L.P., each of which firms serves as a Portfolio Manager to LAMCO, is incorporated herein by reference to the section of the Prospectus relating to G&IF, IFFG, USG&IF, SCVF, HYSF, IHF, GEF, SIF, GUF, NTF, REIF, and All-Star Fund captioned "TRUST MANAGEMENT ORGANIZATIONS" and to the section of the Statement of Additional Information relating to those Funds captioned "INVESTMENT MANAGEMENT AND OTHER SERVICES."

                  Set forth below is a list of each director and officer of LASC, and each director and certain officers of Colonial, Newport, Stein Roe, Crabbe Huson, LAMCO, and each of LAMCO's Portfolio Managers indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee.

                  Liberty Advisory Services, Inc.

                  Liberty Advisory Services, Inc. is a direct wholly owned subsidiary of Keyport. Keyport is a direct wholly owned subsidiary of SteinRoe Services, Inc. ("SSI"). SSI is a direct wholly owned subsidiary of Liberty Financial. As stated above, Liberty Financial is an indirect majority owned subsidiary of Liberty Mutual.

Name and Current Position with Adviser                                  Other Positions During
                                                                        Past Two Fiscal Years
Philip K. Polkinghorn               President, Director
Stewart R. Morrison                 Director, Senior Vice President     Senior Vice President and Chief
                                    and Chief Investment Officer        Investment Officer of Keyport

James J. Klopper                    Vice President and Clerk            Vice President, Counsel and
                                                                        Secretary of Keyport; Clerk of KFSC

Daniel C. Bryant                    Vice President                      Vice President and Assistant
                                                                        Secretary of Keyport (since
                                                                        December, 1997): Chief Legal
                                                                        Counsel, Department of Business
                                                                        Regulation, State of Rhode Island
                                                                        (March, 1995 to November, 1997)

Jeffrey J. Whitehead                Vice President and Treasurer        Vice President and Treasurer of
                                                                        Keyport

Jacob M. Herschler                  Vice President                      Vice President of Keyport

                                    The business address of LASC and each
                                    individual listed in the foregoing table is c/o Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.

                                    Colonial Management Associates, Inc.
                                    (Colonial)

                                    Colonial is a direct wholly owned subsidiary of Liberty Funds Group LLC ("LFG"). LFG is a indirect owned subsidiary of Liberty Financial.

                                    Newport

                                    The business and other connections of the officers, directors of Newport are listed on the Form ADV of Newport Fund Management, Inc. as currently on file with the Commission, the text of which is incorporated herein by reference: (a) Items 1 and 2 of Part 2, and (b) Section 6, Business Background of each Schedule D.

                                    Stein Roe

                                    The business and other connections of the officers, directors of Stein Roe are listed on the Form ADV of Stein Roe & Farnham Incorporated as currently on file with the Commission (File No. 801-27653), the text of which is incorporated herein by reference:
                                    (a) Items 1 and 2 of Part 2, and (b) Section
                                    6, Business Background of each Schedule D.

                                    Crabbe Huson Group, Inc.

                                    The business and other connections of the officers, directors of Crabbe Huson are listed on the Form ADV of Crabbe Huson Group, Inc. as currently on file with the Commission (File No. 801-15154), the text of which is incorporated herein by reference:
                                    (a) Items 1 and 2 of Part 2, and (b) Section
                                    6, Business Background of each Schedule D.

                                    LAMCO

                                    The business and other connections of the officers, directors of LAMCO are listed on the Form ADV of Liberty Asset Management Company as currently on file with the Commission (File No. 801-26296), the text of which is incorporated herein by reference:
                                    (a) Items 1 and 2 of Part 2, and (b) Section
                                    6, Business Background of each Schedule D.

The business and other connections of the officers, directors or partners of the Portfolio Managers of LASEF,VS is incorporated by reference from the respective Portfolio Manager's Form ADV, as most recently filed with the Securities and Exchange Commission. The file numbers of such ADV Forms are as follows:

                           Oppenheimer Capital                        801-27180

                           J.P. Morgan Investment Management Inc.     801-9755

                           Westwood Management Corporation            801-18727

                           Boston Partners Asset Management, L.P.     801-49059

                           TCW Investment Management Company          801-29075


Item 27.                   Principal Underwriter



(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust, Stein Roe Floating Rate Income Fund, Stein Roe Institutional Floating Rate Income Fund,
      SteinRoe Variable Investment Trust and Stein Roe Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                       Position and Offices Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None


Babbitt, Debra         V.P. and              None
                       Comp. Officer

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Carroll, Sean          V.P.                  None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Clapp, Elizabeth A.    Managing Director     None

Claiborne, Doug        V.P.                  None

Conlin, Nancy L.       Dir; Clerk            Secretary

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None

Feldman, David         Managing Director     None

Fifield, Robert        V.P.                  None

Fragasso, Philip       Managing Director     None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Jones, Jonathan        V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Lichtenberg, Susyn     V.P.                  None

Lynn, Jerry            V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, John           Sr. V.P.              None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director              Vice President

Piken, Keith           V.P.                  None

Place, Jeffrey         Managing Director     None

Powell, Douglas        V.P.                  None

Raftery-Arpino, Linda  Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Santosuosso, Louise    Sr. V.P.              None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President     None

Tasiopoulos, Lou       Co-President          None

Torrisi, Susan         V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.                   Location of Accounts and Records

                           The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

                           The Chase Manhattan Bank, 3 Chase Metro Tech Center, 8th Floor, Brooklyn, New York 11745, serves as custodian for all series of the Trust. In such capacity, the custodian bank keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and other records relating to its duties as custodian. Liberty Funds Services, Inc., One Financial Center, Boston, MA 02111, serves as the transfer agent and dividend disbursing agent for the Registrant, and in such capacities is responsible for records regarding each shareholder's account and all disbursements made to shareholders. In addition, LASC, pursuant to its Fund Management Agreements with the Registrant with respect to the Trust, has delegated to (i) Colonial, One Financial Center, Boston, Massachusetts 02111, and (ii) Liberty Financial Companies, Inc., 600 Atlantic Avenue, Boston, Massachusetts 02210, the obligation to maintain the records required pursuant to such agreements. Colonial also maintains all records pursuant to its Pricing and Bookkeeping Agreement with the Trust. LFDI, One Financial Center, Boston, MA 02111, serves as principal underwriter for the Trust, and in such capacity maintains all records required pursuant to its underwriting Agreement with the Registrant.

Item 29.                   Management Services

                           LASC, pursuant to its Fund Managed Agreements with the Trust, has delegated its duties thereunder to provide certain administrative services to the Trust to Colonial and Liberty Financial.

Item 30.                   Undertakings

                           Not Applicable

                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty Variable Investment Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Variable Investment Trust, certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on this 25th day of April, 2000.

                                      LIBERTY VARIABLE INVESTMENT TRUST



                                      By:    STEPHEN E. GIBSON
                                             ----------------------------
                                             Stephen E. Gibson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                            TITLE                                             DATE






STEPHEN E. GIBSON                     President (chief                              April 25, 2000
-----------------
Stephen E. Gibson                     Executive officer)







TIMOTHY J. JACOBY                     Treasurer and Chief Financial Officer         April 25, 2000
-----------------
Timothy J. Jacoby                     (principal financial officer)







J. KEVIN CONNAUGHTON                  Controller and Chief Accounting               April 25, 2000
--------------------
J. Kevin Connaughton                  Officer (principal accounting officer)

TOM BLEASDALE*                                  Trustee
--------------------
Tom Bleasdale


JOHN V. CARBERRY*                               Trustee
--------------------
John V. Carberry


LORA S. COLLINS*                                Trustee
--------------------
Lora S. Collins


JAMES E. GRINNELL*                              Trustee
--------------------
James E. Grinnell


RICHARD W. LOWRY*                               Trustee                             */s/ SUZAN M. BARRON
--------------------                                                                     ----------------
Richard W. Lowry                                                                         Suzan M. Barron
                                                                                         Attorney-in-fact
                                                                                         For each Trustee
SALVATORE MACERA*                               Trustee                                  April 25, 2000
--------------------
Salvatore Macera


WILLIAM E. MAYER*                               Trustee
--------------------
William E. Mayer


JAMES L. MOODY, JR. *                           Trustee
--------------------
James L. Moody, Jr.


JOHN J. NEUHAUSER*                              Trustee
--------------------
John J. Neuhauser


THOMAS E. STITZEL*                              Trustee
--------------------
Thomas E. Stitzel


ROBERT L. SULLIVAN*                             Trustee
--------------------
Robert L. Sullivan


ANNE-LEE VERVILLE*                              Trustee
--------------------
Anne-Lee Verville

                                    EXHIBITS

      (a)(2)               Amended and Restated Establishment and Designation

      (d)(3)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of CIFfG, VS, LASC and Colonial

      (d)(3)(iii) Form of Sub-Advisory Agreement between the Trust, on behalf of CUSG&IF, VS, LASC and Colonial

      (d)(4)(ii) Form of Portfolio Management Agreement between the Trust, LAMCO and Boston Partners Asset Management, L.P., with respect to LASEF, VS

      (d)(4)(iii) Form of Portfolio Management Agreement between the Trust, LAMCO and J.P. Morgan Investment Management, Inc., with respect to LASEF, VS

      (d)(4)(iv) Form of Portfolio Management Agreement between the Trust, LAMCO and Oppenheimer Capital, with respect to LASEF, VS

      (d)(4)(v) Form of Portfolio Management Agreement between the Trust, LAMCO and Westwood Management Corp., with respect to LASEF, VS

      (d)(4)(vi) Form of Portfolio Management Agreement between the Trust, LAMCO and TCW Investment Management Company, Inc., with respect to LASEF, VS

      (d)(6)(i) Form of Management Agreement between the Trust, with respect to CIHF, VS, CGEF, VS, CHREIF, VS and LASC

      (d)(6)(ii) Form of Sub-Advisory Agreement between the Trust, on behalf of CIHF, VS, LASC and Colonial

      (d)(7) Form of Sub-Advisory Agreement between the Trust, on behalf of CGEF, VS, LASC and Colonial

      (d)(8) Form of Sub-Advisory Agreement between the Trust, on behalf of CHREIF, VS, LASC and Crabbe Huson Group, Inc.

      (e)(1)(i) Underwriting Agreement between the Registrant and Keyport Financial Services Corp. ("KFSC")

      (e)(1)(ii)           Amendment No. 1 to KFSC Underwriting Agreement

      (i)                  Opinion and consent of counsel

      (j)                  Independent Accountants Consent

      (p)(6)               Code of Ethics of Crabbe Huson